UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08200

                                               Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

                                             Houston, Texas 77046

(Address of principal executive offices) (Zip code)

John N. R. Montgomery, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                                       Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 661-3500

Date of fiscal year end:  June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.45%
Airlines - 5.97%
Alaska Air Group, Inc.	40,200	$3,193,890
Delta Air Lines, Inc.	46,500	2,086,455
Southwest Airlines Co.	88,800	3,377,952
United Continental Holdings, Inc.*	78,200	4,148,510

		12,806,807

Auto Components - 4.29%
Goodyear Tire & Rubber Co. (The)	83,600	2,451,988
Lear Corp.	24,200	2,632,476
Magna International, Inc.	46,600	2,237,266
Modine Manufacturing Co.*	100,200	788,574
Tower International, Inc.*	46,000	1,092,960

		9,203,264

Automobiles - 1.00%
General Motors Co.	71,500	2,146,430

Beverages - 1.20%
Monster Beverage Corp.*	19,000	2,567,660

Biotechnology - 2.07%
BioMarin Pharmaceutical, Inc.*	17,900	1,885,228
Gilead Sciences, Inc.	26,000	2,552,940

		4,438,168

Capital Markets - 1.04%
Affiliated Managers Group, Inc.*	13,000	2,222,870

Chemicals - 1.25%
LyondellBasell Industries NV, Class A	25,500	2,125,680
Rayonier Advanced Materials, Inc.	90,000	550,800

		2,676,480

Commercial Banks - 1.12%
Royal Bank of Canada	43,700	2,414,425

Commercial Services & Supplies - 2.01%
ACCO Brands Corp.*	296,800	2,098,376
Rollins, Inc.	82,600	2,219,462

		4,317,838

Communications Equipment - 1.13%
Juniper Networks, Inc.	94,300	2,424,453

Industry Company	Shares	Value

Computers & Peripherals - 2.20%
Apple, Inc.	33,600	$3,706,080
Seagate Technology PLC+	22,800	1,021,440

		4,727,520

Consumer Finance - 3.19%
Capital One Financial Corp.	31,500	2,284,380
Cash America International, Inc.	50,000	1,398,500
Navient Corp.	96,000	1,079,040
Santander Consumer USA Holdings, Inc.*	101,900	2,080,798

		6,842,718

Containers & Packaging - 1.17%
Crown Holdings, Inc.*	54,800	2,507,100

Diversified Financial Services - 4.53%
Citigroup, Inc.	42,000	2,083,620
Interactive Brokers Group, Inc., Class A	60,000	2,368,200
SEI Investments Co.	50,000	2,411,500
Voya Financial, Inc.	73,900	2,865,103

		9,728,423

Diversified Telecommunication Services - 0.49%
Cincinnati Bell, Inc.*	340,000	1,060,800

Electronic Equipment, Instruments & Components - 1.41%
Acuity Brands, Inc.	12,000	2,106,960
TTM Technologies, Inc.*	147,300	917,679

		3,024,639

Energy Equipment & Services - 1.26%
Halliburton Co.	40,700	1,438,745
Seadrill, Ltd.+	213,500	1,259,650

		2,698,395

Financials - 2.66%
Global Payments, Inc.	30,000	3,441,900
Total System Services, Inc.	50,000	2,271,500

		5,713,400

Food & Staples Retailing - 4.05%
Ingles Markets, Inc., Class A	40,500	1,937,115
Kroger Co. (The)	86,600	3,123,662
Rite Aid Corp.*	600,100	3,642,607

		8,703,384

www.bridgeway.com	1

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Food Products - 2.64%
Pilgrim’s Pride Corp.+	82,400	$1,712,272
WhiteWave Foods Co. (The)*	98,700	3,962,805

		5,675,077

Health Care Equipment & Supplies - 2.82%
C.R. Bard, Inc.	11,500	2,142,565
Edwards Lifesciences Corp.*	27,500	3,909,675

		6,052,240

Health Care Providers & Services - 9.63%
Aetna, Inc.	24,000	2,625,840
AMN Healthcare Services, Inc.*	121,500	3,646,215
Centene Corp.*	53,000	2,874,190
Cigna Corp.	24,300	3,280,986
HCA Holdings, Inc.*	40,100	3,102,136
MEDNAX, Inc.*	28,500	2,188,515
Molina Healthcare, Inc.*	42,900	2,953,665

		20,671,547

Hotels, Restaurants & Leisure - 5.38%
BJ’s Restaurants, Inc.*	54,100	2,327,923
Cheesecake Factory, Inc. (The)	50,500	2,724,980
Isle of Capri Casinos, Inc.*	112,000	1,953,280
Penn National Gaming, Inc.*	123,000	2,063,940
Pinnacle Entertainment, Inc.*	73,000	2,470,320

		11,540,443

Insurance - 1.67%
Aflac, Inc.	43,000	2,499,590
AmTrust Financial Services, Inc.+	17,400	1,095,852

		3,595,442

Internet & Catalog Retail - 0.68%
1-800-Flowers.com, Inc., Class A*	161,300	1,467,830

Life Sciences Tools & Services - 0.97%
Quintiles Transnational
Holdings, Inc.*	30,000	2,087,100

Machinery - 3.71%
Carlisle Companies, Inc.	24,800	2,167,024
John Bean Technologies Corp.	68,600	2,623,950
Middleby Corp. (The)*	20,500	2,156,395
Wabash National Corp.*	96,000	1,016,640

		7,964,009

Industry Company	Shares	Value

Metals & Mining - 0.21%
Century Aluminum Co.*	100,000	$460,000

Multiline Retail - 1.06%
Burlington Stores, Inc.*	44,500	2,271,280

Multi-Utilities - 1.16%
Public Service Enterprise Group, Inc.	59,200	2,495,872

Oil, Gas & Consumable Fuels - 6.14%
Encana Corp.	195,000	1,255,800
Green Plains, Inc.	53,900	1,048,894
Hess Corp.	38,900	1,947,334
Marathon Petroleum Corp.	58,000	2,687,140
Tesoro Corp.	35,900	3,490,916
Valero Energy Corp.	45,600	2,740,560

		13,170,644

Pharmaceuticals - 2.23%
Allergan PLC*	7,600	2,065,756
Diplomat Pharmacy, Inc.*+	28,900	830,297
Valeant Pharmaceuticals
International, Inc.*	10,600	1,890,828

		4,786,881

Real Estate Management & Development - 0.48%
Altisource Portfolio Solutions SA*	43,400	1,034,656

Semiconductors & Semiconductor Equipment - 2.09%
Micron Technology, Inc.*	162,400	2,432,752
Skyworks Solutions, Inc.	24,300	2,046,303

		4,479,055

Software - 4.47%
CDK Global, Inc.	48,200	2,302,996
Electronic Arts, Inc.*	35,200	2,384,800
Fortinet, Inc.*	63,000	2,676,240
Palo Alto Networks, Inc.*	13,000	2,236,000

		9,600,036

Specialty Retail - 6.96%
Aaron’s, Inc.	67,800	2,448,258
Asbury Automotive Group, Inc.*	28,000	2,272,200
Lithia Motors, Inc., Class A	20,800	2,248,688
O’Reilly Automotive, Inc.*	9,700	2,425,000
Select Comfort Corp.*	104,000	2,275,520
TravelCenters of America LLC*	76,700	792,311

2	Quarterly Report | September 30, 2015 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*		15,200	$2,482,920

			14,944,897

Textiles, Apparel & Luxury Goods - 3.01%
Skechers U.S.A., Inc., Class A*		48,200	6,462,656

Trading Companies & Distributors - 1.10%
United Rentals, Inc.*		38,700	2,323,935
Veritiv Corp.*		992	36,942

			2,360,877

TOTAL COMMON STOCKS - 98.45%			211,345,316

(Cost $210,341,339)

Industry Company		Shares	Value

EXCHANGE TRADED FUND - 0.75%
Exchange Traded Fund - 0.75%
VelocityShares Daily Inverse ETN*		66,000	1,607,100

TOTAL EXCHANGE TRADED FUND - 0.75%			1,607,100

(Cost $1,943,511)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.34%
Dreyfus Cash Management Fund	0.04%	2,876,945	2,876,945

TOTAL MONEY MARKET FUND - 1.34%			2,876,945

(Cost $2,876,945)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.64%
Dreyfus Cash Management Fund**	0.04%	5,674,585	5,674,585

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.64%			5,674,585

(Cost $5,674,585)

Value

TOTAL INVESTMENTS - 103.18%	$221,503,946
(Cost $220,836,380)
Liabilities in Excess of Other Assets - (3.18%)	(6,827,551)

NET ASSETS - 100.00%	$214,676,395

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2015.
^	Rate disclosed as of September 30, 2015.
+	This security or a portion of the security is out on loan as of September 30, 2015. Total loaned securities had a value of $5,640,365 as of September 30, 2015.

ETN - Exchange Traded Note

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$211,345,316	$ —	$ —	$211,345,316
Exchange Traded Fund	1,607,100	—	—	1,607,100
Money Market Fund	—	2,876,945	—	2,876,945
Investments Purchased with Cash Proceeds from Securities Lending	—	5,674,585	—	5,674,585

TOTAL	$212,952,416	$8,551,530	$ —	$221,503,946

See Notes to Schedule of Investments.

www.bridgeway.com	3

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 100.50%
Aerospace & Defense - 2.08%
Breeze-Eastern Corp.*	10,000	$139,800
Ducommun, Inc.*	52,300	1,049,661
LMI Aerospace, Inc.*+	40,000	411,200
Vectrus, Inc.*	28,200	621,528

		2,222,189

Air Freight & Logistics - 0.85%
Air T, Inc.*	20,400	363,120
Radiant Logistics, Inc.*	122,900	548,134

		911,254

Auto Components - 0.37%
China XD Plastics Co., Ltd.*	69,700	291,346
SORL Auto Parts, Inc.*	56,700	100,359

		391,705

Beverages - 1.51%
MGP Ingredients, Inc.	72,000	1,152,720
Primo Water Corp.*	60,000	453,000

		1,605,720

Biotechnology - 1.15%
Biota Pharmaceuticals, Inc.*	65,000	128,700
MEI Pharma, Inc.*	390,000	612,300
OncoGenex Pharmaceutical, Inc.*+	215,500	480,565

		1,221,565

Capital Markets - 0.56%
Capitala Finance Corp.+	46,400	601,808

Chemicals - 3.11%
China Green Agriculture, Inc.	158,500	271,194
Core Molding Technologies, Inc.*	95,000	1,752,750
Gulf Resources, Inc.*	259,000	365,190
Rentech, Inc.*+	166,800	934,080

		3,323,214

Commercial Banks - 6.05%
Bar Harbor Bankshares+	33,000	1,055,670
Century Bancorp, Inc., Class A	3,600	146,736
Citizens & Northern Corp.	33,500	653,920
Farmers Capital Bank Corp.*+	42,800	1,063,580
First Bancorp, Inc.	15,500	296,050
FS Bancorp, Inc.+	5,000	119,250
Heritage Commerce Corp.	26,950	305,613
Higher One Holdings, Inc.*	171,400	337,658

Industry Company	Shares	Value

Commercial Banks (continued)
NV5 Holdings, Inc.*+	59,600	$1,106,176
Old Second Bancorp, Inc.*+	88,400	550,732
Pacific Mercantile Bancorp*	40,000	269,200
Porter Bancorp, Inc.*	83,000	117,030
Unity Bancorp, Inc.+	15,000	148,650
Westbury Bancorp, Inc.*+	8,300	147,989
Your Community Bankshares, Inc.	4,900	142,590

		6,460,844

Commercial Services & Supplies - 0.86%
Cenveo, Inc.*+	413,400	777,192
Versar, Inc.*	40,400	140,188

		917,380

Communications Equipment - 5.42%
Bel Fuse, Inc., Class B	65,000	1,263,600
Ceragon Networks, Ltd.*	169,600	264,576
ClearOne, Inc.	10,000	117,800
Digi International, Inc.*	60,650	715,063
EMCORE Corp.*	315,000	2,142,000
Infosonics Corp.*+	217,500	271,875
Oclaro, Inc.*	440,500	1,013,150

		5,788,064

Computers & Peripherals - 0.43%
Hutchinson Technology, Inc.*+	157,500	252,000
TransAct Technologies, Inc.	23,100	210,441

		462,441

Consumer Finance - 2.05%
Consumer Portfolio
Services, Inc.*	156,600	779,868
Regional Management Corp.*	90,900	1,408,950

		2,188,818

Distributors - 0.54%
AMCON Distributing Co.	2,700	212,868
VOXX International Corp.*	48,900	362,838

		575,706

Diversified Consumer Services - 2.79%
Cambium Learning Group, Inc.*	167,250	797,783
ITT Educational Services, Inc.*+	337,000	1,155,910

4	Quarterly Report | September 30, 2015 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Diversified Consumer Services (continued)
Weight Watchers
International, Inc.*+	160,900	$1,026,542

		2,980,235

Diversified Telecommunication Services - 2.37%
Alaska Communications
Systems Group, Inc.*	368,213	806,386
HC2 Holdings, Inc.*+	178,700	1,252,687
MRV Communications, Inc.*	32,500	465,075

		2,524,148

Electrical Equipment - 3.22%
Allied Motion Technologies, Inc.+	89,200	1,585,084
Highpower International, Inc.*	183,200	415,864
LSI Industries, Inc.	104,800	884,512
TCP International Holdings, Ltd.*+	100,000	275,000
Ultralife Corp.*	46,700	275,063

		3,435,523

Electronic Equipment, Instruments & Components - 3.18%
Key Tronic Corp.*	16,600	166,332
PCM, Inc.*	33,700	304,648
Perceptron, Inc.*	111,700	847,803
Planar Systems, Inc.*	183,900	1,066,620
Radisys Corp.*	128,200	346,140
Wayside Technology Group, Inc.	38,200	664,298

		3,395,841

Energy Equipment & Services - 1.42%
Basic Energy Services, Inc.*+	105,700	348,810
Key Energy Services, Inc.*	743,400	349,398
North American Energy Partners, Inc.	73,900	161,102
Pioneer Energy Services Corp.*	100,500	211,050
Seventy Seven Energy, Inc.*+	322,100	444,498

		1,514,858

Food & Staples Retailing - 0.68%
Roundy’s, Inc.*+	310,300	719,896

Health Care Equipment & Supplies - 0.86%
RTI Surgical, Inc.*	161,000	914,480

Health Care Providers & Services - 4.09%
Almost Family, Inc.*	41,600	1,666,080
Chembio Diagnostics, Inc.*+	107,500	434,300

Industry Company	Shares	Value

Health Care Providers & Services (continued)
Five Star Quality Care, Inc.*	332,000	$1,025,880
RadNet, Inc.*	222,600	1,235,430

		4,361,690

Hotels, Restaurants & Leisure - 2.90%
Bravo Brio Restaurant Group, Inc.*	109,700	1,236,319
Century Casinos, Inc.*	60,000	369,000
Luby’s, Inc.*	63,200	314,104
Red Lion Hotels Corp.*	82,300	699,550
Town Sports International
Holdings, Inc.*+	180,000	473,400

		3,092,373

Household Durables - 4.82%
Bassett Furniture Industries, Inc.	41,000	1,141,850
Hooker Furniture Corp.	81,400	1,916,156
Lifetime Brands, Inc.	33,000	461,340
ZAGG, Inc.*	239,100	1,623,489

		5,142,835

Household Products - 0.14%
Oil-Dri Corp. of America	6,700	153,430

Insurance - 2.93%
Blue Capital Reinsurance Holdings, Ltd.	23,300	401,226
CNinsure, Inc. - ADR*+	162,800	1,245,420
First Acceptance Corp.*	43,500	117,450
Hallmark Financial Services, Inc.*	99,500	1,143,255
Kingstone Cos., Inc.	25,100	217,617

		3,124,968

Internet & Catalog Retail - 0.26%
CafePress, Inc.*	64,800	279,936

Internet Software & Services - 3.03%
Autobytel, Inc.*	58,200	976,014
BroadVision, Inc.*+	72,749	429,947
Inuvo, Inc.*	105,000	304,500
Support.com, Inc.*	185,800	208,096
Tremor Video, Inc.*	135,200	251,472
United Online, Inc.*	106,400	1,064,000

		3,234,029

IT Services - 5.85%
Hackett Group, Inc. (The)	51,400	706,750
Information Services Group, Inc.*	97,600	381,616
Mattersight Corp.*	74,600	575,166

www.bridgeway.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
IT Services (continued)
NCI, Inc., Class A*	87,000	$1,154,490
Newtek Business Services Corp.	87,000	1,429,410
PFSweb, Inc.*	140,500	1,997,910

		6,245,342

Leisure Equipment & Products - 1.23%
Escalade, Inc.+	26,923	425,383
JAKKS Pacific, Inc.*+	104,300	888,636

		1,314,019

Machinery - 3.89%
Accuride Corp.*	304,300	842,911
Commercial Vehicle Group, Inc.*	94,300	380,029
Hurco Companies, Inc.	29,200	766,208
L.S. Starrett Co., Class A (The)	18,200	219,856
Miller Industries, Inc.	32,700	638,958
Supreme Industries, Inc., Class A	30,900	257,397
Twin Disc, Inc.	38,800	481,508
Xerium Technologies, Inc.*	43,800	568,524

		4,155,391

Marine - 0.09%
Rand Logistics, Inc.*	43,900	93,946

Media - 1.66%
Lee Enterprises, Inc.*+	203,800	423,904
Reading International, Inc., Class A*	106,500	1,349,355

		1,773,259

Metals & Mining - 0.60%
Richmont Mines, Inc.*	230,000	634,800

Multiline Retail - 1.51%
Bon-Ton Stores, Inc. (The)+	222,200	697,708
Gordmans Stores, Inc.*+	260,800	912,800

		1,610,508

Oil, Gas & Consumable Fuels - 2.77%
Adams Resources & Energy, Inc.	4,900	200,900
Cloud Peak Energy, Inc.*+	161,500	424,745
Comstock Resources, Inc.*+	177,400	338,834
Energy XXI, Ltd.*+	472,600	496,230
Geopark, Ltd.*+	43,900	137,846
Midstates Petroleum Co., Inc.*+	75,000	461,250

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pacific Ethanol, Inc.*+	89,800	$582,802
PrimeEnergy Corp.*+	4,300	318,200

		2,960,807

Personal Products - 0.22%
Synutra International, Inc.*+	50,000	237,500

Pharmaceuticals - 0.32%
Dipexium Pharmaceuticals, Inc.*+	24,600	344,400

Real Estate Investment Trusts (REITs) - 1.35%
Armada Hoffler Properties, Inc.	111,900	1,093,263
Gyrodyne Special Distribution, LLCΔ	5,100	66,096
Sotherly Hotels, Inc.	40,800	277,440

		1,436,799

Real Estate Management & Development - 0.69%
Nam Tai Property, Inc.+	121,100	738,710

Road & Rail - 3.19%
Covenant Transportation Group, Inc., Class A*	46,000	826,620
P.A.M. Transportation Services, Inc.*	37,700	1,245,985
USA Truck, Inc.*	77,000	1,326,710

		3,399,315

Semiconductors & Semiconductor Equipment - 4.89%
Cascade Microtech, Inc.*	54,203	766,430
Mattson Technology, Inc.*	482,600	1,124,458
NeoPhotonics Corp.*+	270,200	1,840,062
Sigma Designs, Inc.*	216,000	1,488,240

		5,219,190

Software - 1.73%
Bsquare Corp.*	108,000	713,880
Envivio, Inc.*	80,000	327,200
TeleCommunication Systems, Inc., Class A*	234,200	805,648

		1,846,728

Specialty Retail - 1.86%
Build-A-Bear Workshop, Inc.*	35,000	661,150
hhgregg, Inc.*+	47,900	233,273
Sears Hometown & Outlet Stores, Inc.*+	135,500	1,085,355

		1,979,778

6	Quarterly Report | September 30, 2015 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods - 1.60%
Lakeland Industries, Inc.*+		55,800	$775,062
Rocky Brands, Inc.		65,900	935,121

			1,710,183

Thrifts & Mortgage Finance - 7.05%
BankFinancial Corp.		42,700	530,761
Charter Financial Corp.		101,000	1,280,680
Citizens Community Bancorp, Inc.		15,600	137,904
ESSA Bancorp, Inc.		38,100	496,824
Hingham Institution for Savings+		5,200	603,356
Home Bancorp, Inc.		35,000	903,700
Impac Mortgage Holdings, Inc.*+		74,000	1,209,900
Malvern Bancorp, Inc.*		11,200	174,720
Ocean Shore Holding Co.		19,600	315,168
Provident Financial Holdings, Inc.		15,000	251,700
Prudential Bancorp, Inc.+		8,800	126,808
Pulaski Financial Corp.		17,200	233,060
Security National Financial Corp., Class A*		39,100	264,707
Southern Missouri Bancorp, Inc.+		5,700	119,016
Territorial Bancorp, Inc.		33,700	877,548

			7,525,852

Trading Companies & Distributors - 0.55%
Lawson Products, Inc.*+		26,900	582,385

Wireless Telecommunication Services - 1.78%
NTELOS Holdings Corp.*		210,700	1,902,621

TOTAL COMMON STOCKS - 100.50%			107,256,483

(Cost $111,033,903)

DIVIDEND NOTE - 0.04%
Gyrodyne Dividend Notes, 5%r		5,100	41,871

TOTAL DIVIDEND NOTE - 0.04%			41,871

(Cost $ — )
Rate^		Shares	Value

MONEY MARKET FUND - 0.02%
Dreyfus Cash Management Fund	0.04%	18,611	18,611

TOTAL MONEY MARKET FUND - 0.02%			18,611

(Cost $18,611)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 13.47%
Dreyfus Cash Management Fund**	0.04%	14,380,833	$14,380,833

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 13.47%			14,380,833

(Cost $14,380,833)

TOTAL INVESTMENTS - 114.03%			121,697,798
(Cost $125,433,347)
Liabilities in Excess of Other Assets - (14.03%)			(14,970,407)

NET ASSETS - 100.00%			$106,727,391

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2015.
^	Rate disclosed as of September 30, 2015.
r	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of September 30, 2015. Total loaned securities had a value of $13,890,768 as of September 30, 2015.

ADR	- American Depositary Receipt
PLC	- Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$107,190,387	$—	$66,096	$107,256,483
Dividend Note	—	—	41,871	41,871
Money Market Fund	—	18,611	—	18,611
Investments Purchased with Cash Proceeds from Securities Lending	—	14,380,833	—	14,380,833

TOTAL	$107,190,387	$14,399,444	$107,967	$121,697,798

www.bridgeway.com	7

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)

	Common Stocks	Dividend Note	Total

Balance as of 06/30/2015	$15,300	$8,007	$23,307
Purchases	—	—	—
Sales	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	50,796	33,864	84,660
Transfers in	—	—	—
Transfers out	—	—	—

Balance as of 09/30/2015	$66,096	$41,871	$107,967

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2015	$50,796	$33,864	$84,660

See Notes to Schedule of Investments.

8	Quarterly Report | September 30, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.58%
Aerospace & Defense - 1.14%
Air Industries Group+	3,000	$26,100
Arotech Corp.*	137,163	182,427
Breeze-Eastern Corp.*	10,500	146,790
CPI Aerostructures, Inc.*	31,479	277,330
Ducommun, Inc.*	25,300	507,771
Erickson, Inc.*+	43,700	136,781
Innovative Solutions & Support, Inc.*	132,354	358,679
LMI Aerospace, Inc.*+	99,558	1,023,456
SIFCO Industries, Inc.	19,322	213,701
Sparton Corp.*	48,300	1,033,620
Sypris Solutions, Inc.	25,000	30,250
Tel-Instrument Electronics Corp.*+	15,000	70,500

		4,007,405

Air Freight & Logistics - 0.16%
Radiant Logistics, Inc.*	125,000	557,500

Auto Components - 0.89%
China XD Plastics Co., Ltd.*	91,000	380,380
Fuel Systems Solutions, Inc.*	18,000	86,940
Shiloh Industries, Inc.*+	69,800	565,380
SORL Auto Parts, Inc.*	109,900	194,523
Spartan Motors, Inc.	169,800	701,274
Strattec Security Corp.	19,100	1,204,446

		3,132,943

Beverages - 1.01%
Castle Brands, Inc.*	549,187	724,927
Craft Brew Alliance, Inc.*+	92,200	734,834
MGP Ingredients, Inc.	75,862	1,214,551
Primo Water Corp.*	112,930	852,622

		3,526,934

Biotechnology - 6.62%
Achillion Pharmaceuticals, Inc.*+	70,000	483,700
Actinium Pharmaceuticals, Inc.*+	160,200	283,554
Akebia Therapeutics, Inc.*+	85,250	823,515
Applied Genetic
Technologies Corp.*+	655	8,607
Aquinox Pharmaceuticals, Inc.*+	15,000	211,050
Ardelyx, Inc.*+	30,000	518,400
Argos Therapeutics, Inc.*	40,000	194,000
Arqule, Inc.*	241,493	451,592
Asterias Biotherapeutics, Inc.*+	64,613	250,052

Industry Company	Shares	Value

Biotechnology (continued)
AVEO Pharmaceuticals, Inc.*	180,000	$217,800
BIND Therapeutics, Inc.*+	83,593	372,825
BioSpecifics Technologies Corp.*	22,314	971,552
Biota Pharmaceuticals, Inc.*	58,370	115,573
Calithera Biosciences, Inc.*+	30,500	165,615
Cara Therapeutics, Inc.*	58,867	841,209
CareDx, Inc.*+	10,000	41,700
Celladon Corp.*	26,103	27,408
Cerulean Pharma, Inc.*+	102,623	375,600
ChemoCentryx, Inc.*+	50,000	302,500
Codexis, Inc.*	150,500	510,195
Conatus Pharmaceuticals, Inc.*+	65,000	289,250
Concert Pharmaceuticals, Inc.*	43,500	816,495
CorMedix, Inc.*+	168,001	334,322
Curis, Inc.*	220,000	444,400
Dicerna Pharmaceuticals, Inc.*+	55,000	451,550
Eagle Pharmaceuticals, Inc.*+	15,000	1,110,450
Eleven Biotherapeutics, Inc.*+	50,000	120,500
Fate Therapeutics, Inc.*+	94,437	503,349
Five Prime Therapeutics, Inc.*	35,000	538,650
Genocea Biosciences, Inc.*	25,000	171,250
Geron Corp.*+	315,000	869,400
GlycoMimetics, Inc.*	70,264	393,478
Immunomedics, Inc.*+	288,900	496,908
IsoRay, Inc.*+	205,000	287,000
Loxo Oncology, Inc.*+	30,000	524,400
Medgenics, Inc.*+	100,000	782,000
MediciNova, Inc.*	75,610	214,732
Minerva Neurosciences, Inc.*	38,147	200,272
NanoViricides, Inc.*	225,000	267,750
Ocata Therapeutics, Inc.*+	106,282	444,259
Oncothyreon, Inc.*	424,988	1,164,467
OvaScience, Inc.*+	25,000	212,250
PharmAthene, Inc.*	213,244	283,615
Protalix BioTherapeutics, Inc.*	318,630	375,983
Proteon Therapeutics, Inc.*+	11,835	164,625
Regulus Therapeutics, Inc.*+	50,000	327,000
Repligen Corp.*	30,000	835,500
Retrophin, Inc.*	33,064	669,877

www.bridgeway.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Biotechnology (continued)
Rigel Pharmaceuticals, Inc.*	150,000	$370,500
Synergy Pharmaceuticals, Inc.*+	61,674	326,872
Synthetic Biologics, Inc.*+	219,605	498,503
TetraLogic Pharmaceuticals Corp.*+	18,553	34,880
Tokai Pharmaceuticals, Inc.*+	10,000	103,500
Trevena, Inc.*	37,337	386,438
Vanda Pharmaceuticals, Inc.*+	59,300	668,904
Verastem, Inc.*+	75,000	134,250
Vical, Inc.*	200,000	91,980
Vitae Pharmaceuticals, Inc.*+	10,100	111,201

		23,187,207

Building Products - 0.24%
Alpha Pro Tech, Ltd.*	106,700	212,333
Ameresco, Inc., Class A*	107,248	630,618

		842,951

Capital Markets - 1.97%
Calamos Asset Management, Inc., Class A	98,500	933,780
Capitala Finance Corp.	31,280	405,702
FBR & Co.	43,575	889,801
Institutional Financial Markets, Inc.	30,000	45,000
JMP Group LLC	96,851	601,445
KCAP Financial, Inc.+	93,900	423,489
Manning & Napier, Inc.	61,100	449,696
Medallion Financial Corp.+	86,711	657,269
Monroe Capital Corp.+	31,403	436,502
OFS Capital Corp.+	39,700	406,528
Oppenheimer Holdings, Inc., Class A	31,550	631,316
Pzena Investment Management, Inc., Class A+	52,800	469,920
Silvercrest Asset Management Group LLC, Class A	50,002	540,522

		6,890,970

Chemicals - 1.32%
BioAmber, Inc.*+	11,480	61,418
Chase Corp.	27,800	1,095,042
Core Molding Technologies, Inc.*	45,100	832,095
Flexible Solutions International, Inc.*	1,200	1,176

Industry Company	Shares	Value

Chemicals (continued)
Gulf Resources, Inc.*	212,900	$300,189
KMG Chemicals, Inc.	40,100	773,529
Landec Corp.*	69,200	807,564
Marrone Bio Innovations, Inc.*+	80,600	170,066
Northern Technologies International Corp.*	13,950	217,341
OMNOVA Solutions, Inc.*	66,000	365,640

		4,624,060

Commercial Banks - 12.70%
1st Constitution Bancorp*	12,127	141,037
Access National Corp.	33,500	682,395
American National Bankshares, Inc.	31,746	744,444
American River Bankshares*	56,000	540,400
AmeriServ Financial, Inc.	155,671	504,374
Anchor Bancorp, Inc.*+	22,000	484,660
Auburn National Bancorporation, Inc.	2,974	77,770
Bank of Commerce Holdings	87,441	505,409
Bar Harbor Bankshares	18,000	575,820
BCB Bancorp, Inc.	40,212	400,109
C&F Financial Corp.	9,400	344,040
Camden National Corp.	11,800	476,720
Capital City Bank Group, Inc.+	50,390	751,819
Carolina Bank Holdings, Inc.*+	27,000	350,730
Century Bancorp, Inc., Class A	23,272	948,567
Chemung Financial Corp.+	29,998	854,943
Citizens Holding Co.+	20,670	465,075
CNB Financial Corp.	52,100	946,657
Codorus Valley Bancorp, Inc.	13,992	286,696
Colony Bankcorp, Inc.*+	16,668	150,012
Community West Bancshares	38,357	267,732
Eastern Virginia Bankshares, Inc.	48,536	327,618
Enterprise Bancorp, Inc.	12,602	264,264
Evans Bancorp, Inc.	16,701	414,185
Farmers Capital Bank Corp.*	57,149	1,420,153
Fidelity Southern Corp.	36,074	762,604
Financial Institutions, Inc.	31,900	790,482
First Bancorp	33,200	564,400
First Bancorp, Inc.	43,300	827,030
First Bancshares, Inc.+	22,894	399,958

10	Quarterly Report | September 30, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
First Business Financial Services, Inc.	42,308	$995,084
First Community Bancshares, Inc.	15,000	268,500
First Connecticut Bancorp, Inc.	24,370	392,844
First Northwest Bancorp*	15,000	185,700
First South Bancorp, Inc.	33,322	263,244
First United Corp.*	9,200	75,624
First West Virginia Bancorp	8,100	162,081
German American Bancorp, Inc.	17,500	512,225
Guaranty Bancorp	61,440	1,011,917
Heritage Commerce Corp.	74,300	842,562
Higher One Holdings, Inc.*	133,528	263,050
Horizon Bancorp	30,500	724,375
Landmark Bancorp, Inc.+	11,035	285,586
Macatawa Bank Corp.	71,500	370,370
MBT Financial Corp.*	87,485	545,906
Medley Management, Inc., Class A+	10,000	66,200
Mercantile Bank Corp.	29,892	621,156
Merchants Bancshares, Inc.	28,700	843,780
Metro Bancorp, Inc.	40,600	1,193,234
MidSouth Bancorp, Inc.	68,900	806,130
MidWestOne Financial Group, Inc.	31,300	915,838
MutualFirst Financial, Inc.+	12,849	303,879
NewBridge Bancorp	86,806	740,455
Northeast Bancorp	35,000	378,000
Northrim BanCorp, Inc.	34,700	1,003,871
Ohio Valley Banc Corp.+	19,500	472,875
Old Second Bancorp, Inc.*	118,690	739,439
Pacific Continental Corp.	53,611	713,562
Pacific Mercantile Bancorp*	48,521	326,546
Pacific Premier Bancorp, Inc.*	23,500	477,520
Park Sterling Corp.	120,700	820,760
Peapack Gladstone Financial Corp.	39,777	842,079
Penns Woods Bancorp, Inc.	16,400	671,088
Peoples Bancorp of North Carolina, Inc.	34,901	610,768
Preferred Bank	33,680	1,064,288
Premier Financial Bancorp, Inc.	43,837	624,239
QCR Holdings, Inc.+	33,900	741,393
Republic First Bancorp, Inc.*+	23,000	85,560
Royal Bancshares of Pennsylvania, Inc., Class A*	78,195	163,428

Industry Company	Shares	Value

Commercial Banks (continued)
Select Bancorp, Inc.*	10,076	$73,555
Shore Bancshares, Inc.	44,700	434,484
Sierra Bancorp	42,900	684,684
Southern First Bancshares, Inc.*+	32,215	660,408
Southern National Bancorp of Virginia, Inc.	70,892	800,371
Southwest Bancorp, Inc.	73,100	1,199,571
Suffolk Bancorp	37,000	1,010,840
Sussex Bancorp	23,000	287,270
West Bancorporation, Inc.	48,200	903,750
Yadkin Financial Corp.	1	21

		44,450,213

Commercial Services & Supplies - 1.11%
Acme United Corp.	3,000	50,070
AMREP Corp.*	17,000	81,260
Casella Waste Systems, Inc., Class A*	167,656	972,405
CECO Environmental Corp.	26,856	219,951
Cenveo, Inc.*+	282,098	530,344
CompX International, Inc.	3,200	35,168
Ecology & Environment, Inc., Class A+	3,000	35,100
Fuel Tech, Inc.*	69,400	132,554
Heritage-Crystal Clean, Inc.*	23,000	236,210
Intersections, Inc.*+	85,300	177,424
Performant Financial Corp.*	81,000	196,020
TRC Cos., Inc.*	94,275	1,115,273
Versar, Inc.*	33,000	114,510

		3,896,289

Communications Equipment - 2.80%
Alliance Fiber Optic
Products, Inc.+	45,000	769,050
Applied Optoelectronics, Inc.*+	30,000	563,400
Aviat Networks, Inc.*	350,239	364,249
Bel Fuse, Inc., Class B	44,700	868,968
Clearfield, Inc.*+	48,300	648,669
Communications Systems, Inc.	36,000	300,240
Digi International, Inc.*	70,000	825,300
EMCORE Corp.*	118,580	806,344
Extreme Networks, Inc.*	400,000	1,344,000
KVH Industries, Inc.*	60,410	604,100
Numerex Corp., Class A*+	70,408	613,254
Oclaro, Inc.*	66,103	152,037
PC-Tel, Inc.	87,800	527,678
RELM Wireless Corp.*+	78,900	347,160
Tessco Technologies, Inc.	39,500	831,080

www.bridgeway.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Communications Equipment (continued)
Westell Technologies, Inc., Class A*	195,000	$222,300

		9,787,829

Computers & Peripherals - 1.95%
Astro-Med, Inc.	32,800	455,920
Concurrent Computer Corp.	81,300	384,549
Datalink Corp.*	107,700	642,969
Dot Hill Systems Corp.*	219,400	2,134,762
Hutchinson Technology, Inc.*	179,150	286,640
Imation Corp.*	195,100	415,563
Immersion Corp.*	62,900	706,367
Intevac, Inc.*	42,933	197,492
Novatel Wireless, Inc.*+	253,800	560,898
Qumu Corp.*	36,400	142,688
TransAct Technologies, Inc.	70,000	637,700
USA Technologies, Inc.*+	111,400	277,386

		6,842,934

Construction & Engineering - 0.97%
Furmanite Corp.*	125,500	763,040
Goldfield Corp. (The)*	63,480	106,012
Integrated Electrical Services, Inc.*	109,312	843,889
Layne Christensen Co.*	6,430	41,795
Northwest Pipe Co.*	41,500	541,990
Orion Marine Group, Inc.*	47,344	283,117
Sterling Construction Co., Inc.*+	88,936	365,527
Willdan Group, Inc.*	45,000	456,300

		3,401,670

Construction Materials - 0.23%
United States Lime & Minerals, Inc.	17,663	806,316

Consumer Finance - 0.78%
Asta Funding, Inc.*	122,300	1,043,219
Atlanticus Holdings Corp.*	58,961	216,976
Consumer Portfolio Services, Inc.*	110,000	547,800
QC Holdings, Inc.	66,600	111,888
Regional Management Corp.*	52,600	815,300

		2,735,183

Containers & Packaging - 0.18%
AEP Industries, Inc.*	10,900	624,897

Distributors - 0.34%
AMCON Distributing Co.	2,300	181,332

Industry Company	Shares	Value

Distributors (continued)
VOXX International Corp.*	94,001	$697,487
Weyco Group, Inc.	10,883	294,276

		1,173,095

Diversified Consumer Services - 0.68%
Career Education Corp.*	169,550	637,508
Collectors Universe, Inc.+	36,960	557,357
Lincoln Educational Services Corp.	78,400	39,984
National American University Holdings, Inc.+	70,988	198,766
Universal Technical Institute, Inc.	93,400	327,834
Weight Watchers International, Inc.*+	95,000	606,100

		2,367,549

Diversified Financial Services - 1.01%
Ashford, Inc.*	4,000	253,800
California First National Bancorp	54,257	724,874
Gain Capital Holdings, Inc.	94,400	687,232
JG Wentworth Co.*+	65,802	324,404
Marlin Business Services Corp.	64,500	992,655
Resource America, Inc., Class A	83,600	555,940

		3,538,905

Diversified Telecommunication Services - 1.27%
Alaska Communications Systems Group, Inc.*	243,000	532,170
Hawaiian Telcom Holdco, Inc.*	49,686	1,032,475
IDT Corp., Class B	50,567	723,108
Lumos Networks Corp.	35,000	425,600
Straight Path Communi-cations, Inc., Class B*+	42,470	1,716,213

		4,429,566

Electrical Equipment - 1.42%
Allied Motion Technologies, Inc.	53,650	953,360
Espey Manufacturing & Electronics Corp.	10,700	259,475
Global Power Equipment Group, Inc.	67,272	246,888
Highpower International, Inc.*	50,000	113,500
LSI Industries, Inc.	84,000	708,960

12	Quarterly Report | September 30, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electrical Equipment (continued)
PowerSecure International, Inc.*	88,500	$1,019,520
Preformed Line Products Co.+	8,489	315,366
SL Industries, Inc.*	20,250	688,500
Ultralife Corp.*	112,400	662,036

		4,967,605

Electronic Equipment, Instruments & Components - 3.04%
Agilysys, Inc.*	82,700	919,624
Electro Rent Corp.	44,200	458,796
Electro Scientific Industries, Inc.+	38,500	178,640
Frequency Electronics, Inc.*	41,000	425,580
ID Systems, Inc.*	83,000	266,430
IEC Electronics Corp.*+	73,450	287,924
IntriCon Corp.*+	21,500	174,365
Iteris, Inc.*	272,520	670,399
Kemet Corp.*	397,058	730,587
Key Tronic Corp.*	37,200	372,744
LoJack Corp.*	92,650	268,685
Maxwell Technologies, Inc.*+	61,500	333,330
MOCON, Inc.	12,800	172,800
Multi-Fineline Electronix, Inc.*	55,300	923,510
NAPCO Security Technologies, Inc.*	51,576	312,035
PAR Technology Corp.*	104,750	554,128
PCM, Inc.*	74,200	670,768
Perceptron, Inc.*	23,000	174,570
Planar Systems, Inc.*	75,000	435,000
Radisys Corp.*	195,300	527,310
RF Industries, Ltd.+	35,000	160,300
Richardson Electronics, Ltd.	52,011	306,345
SMTC Corp.*	149,000	230,950
Vicon Industries, Inc.*	29,900	45,149
Vishay Precision Group, Inc.*	71,900	833,321
Wayside Technology Group, Inc.	12,198	212,123

		10,645,413

Energy Equipment & Services - 1.86%
Dawson Geophysical Co.*	232,139	884,450
Enservco Corp.*	241,298	173,735
Forbes Energy Services, Ltd.*	152,000	83,600
Geospace Technologies Corp.*+	46,663	644,416
GreenHunter Resources, Inc.*+	199,000	59,700

Industry Company	Shares	Value

Energy Equipment & Services (continued)
Gulf Island Fabrication, Inc.	117,800	$1,240,434
ION Geophysical Corp.*	170,010	66,304
Key Energy Services, Inc.*	557,200	261,884
Mitcham Industries, Inc.*	173,400	655,452
Natural Gas Services Group, Inc.*	68,600	1,323,980
Nuverra Environmental Solutions, Inc.*+	195,000	265,200
SAExploration Holdings, Inc.*+	10,815	28,984
Seventy Seven Energy, Inc.*	200,000	276,000
Superior Drilling Products, Inc.*+	22,187	29,952
Willbros Group, Inc.*	425,000	535,500

		6,529,591

Food & Staples Retailing - 0.21%
Fairway Group Holdings Corp.*+	142,171	149,280
Roundy’s, Inc.*	246,478	571,829

		721,109

Food Products - 1.46%
Griffin Industrial Realty, Inc.	13,300	328,909
Inventure Foods, Inc.*	44,000	390,720
John B. Sanfilippo & Son, Inc.	25,900	1,327,634
Liberator Medical Holdings, Inc.	117,207	275,436
Lifeway Foods, Inc.*+	90,152	944,793
Omega Protein Corp.*	69,800	1,184,506
Seneca Foods Corp., Class A*	25,000	658,750

		5,110,748

Gas Utilities - 0.26%
Delta Natural Gas Co., Inc.	20,000	409,200
Gas Natural, Inc.	58,000	518,520

		927,720

Health Care Equipment & Supplies - 2.54%
AdCare Health Systems, Inc.+	25,000	83,000
Alphatec Holdings, Inc.*	21,440	7,075
CryoLife, Inc.	107,270	1,043,737
Cutera, Inc.*	60,200	787,416
Digirad Corp.	100,000	374,000
ERBA Diagnostics, Inc.*	19,096	37,810
Kewaunee Scientific Corp.	14,000	228,900
LeMaitre Vascular, Inc.	50,000	609,500

www.bridgeway.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Navidea Biopharmaceuticals, Inc.*+	548,580	$1,250,762
PhotoMedex, Inc.*	94,000	48,880
Retractable Technologies, Inc.*+	34,000	123,080
Roka Bioscience, Inc.*+	30,000	58,200
RTI Surgical, Inc.*	148,600	844,048
TransEnterix, Inc.*+	214,942	485,769
TriVascular Technologies, Inc.*+	67,200	336,000
Unilife Corp.*+	458,989	449,763
Utah Medical Products, Inc.	35,900	1,933,933
Veracyte, Inc.*+	41,000	192,290

		8,894,163

Health Care Providers & Services - 2.33%
Addus HomeCare Corp.*	28,600	890,890
Alliance HealthCare Services, Inc.*	60,900	594,384
Almost Family, Inc.*	24,400	977,220
BioScrip, Inc.*	230,000	430,100
BioTelemetry, Inc.*	137,700	1,685,448
Cross Country Healthcare, Inc.*	71,000	966,310
Five Star Quality Care, Inc.*	228,800	706,992
InfuSystems Holdings, Inc.*+	100,000	273,000
PDI, Inc.*	125,000	223,750
RadNet, Inc.*	89,800	498,390
Trupanion, Inc.*+	118,700	896,185

		8,142,669

Health Care Technology - 0.54%
Merge Healthcare, Inc.*	135,200	959,920
Vocera Communications, Inc.*	82,000	935,620

		1,895,540

Hotels, Restaurants & Leisure - 2.94%
Ark Restaurants Corp.	9,900	227,304
Bravo Brio Restaurant Group, Inc.*	64,429	726,115
Carrols Restaurant Group, Inc.*	69,100	822,290
Dover Downs Gaming & Entertainment, Inc.*	92,580	92,173
Empire Resorts, Inc.*+	50,000	210,500
Famous Dave’s of America, Inc.*+	45,200	583,532

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Gaming Partners International Corp.*	56,300	$561,874
Golden Entertainment, Inc.*	42,300	382,815
Ignite Restaurant Group, Inc.*+	111,300	538,692
Isle of Capri Casinos, Inc.*	67,450	1,176,328
Jamba, Inc.*+	40,662	579,433
Kona Grill, Inc.*	67,500	1,063,125
Luby’s, Inc.*	135,600	673,932
Monarch Casino & Resort, Inc.*	34,485	619,695
Morgans Hotel Group Co.*	84,300	279,876
Nathan’s Famous, Inc.*+	12,000	456,240
Nevada Gold & Casinos, Inc.*	120,000	181,200
Papa Murphy’s Holdings, Inc.*+	15,000	220,200
Red Lion Hotels Corp.*	74,900	636,650
Town Sports International Holdings, Inc.*	93,271	245,303

		10,277,277

Household Durables - 2.22%
Bassett Furniture Industries, Inc.	41,834	1,165,077
Blyth, Inc.*+	15,200	90,744
CSS Industries, Inc.	32,700	861,318
Dixie Group, Inc. (The)*+	60,000	501,600
Emerson Radio Corp.*	198,100	241,682
Flexsteel Industries, Inc.	27,050	845,312
Hooker Furniture Corp.	53,300	1,254,682
Lifetime Brands, Inc.	65,000	908,700
P&F Industries, Inc., Class A*+	10,500	101,850
Skullcandy, Inc.*	115,850	640,651
Stanley Furniture Co., Inc.*	129,383	381,680
Turtle Beach Corp.*+	47,300	114,939
ZAGG, Inc.*	100,000	679,000

		7,787,235

Household Products - 0.29%
Oil-Dri Corp. of America	20,800	476,320
Orchids Paper Products Co.	20,000	522,000

		998,320

Independent Power Producers & Energy Traders - 0.15%
Genie Energy, Ltd., Class B+	48,667	400,529

14	Quarterly Report | September 30, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Independent Power Producers & Energy Traders (continued)
Synthesis Energy Systems, Inc.*	111,464	$109,012

		509,541

Insurance - 1.18%
American Independence Corp.*+	7,500	75,750
Atlantic American Corp.+	21,056	85,066
Federated National Holding Co.	38,000	912,760
First Acceptance Corp.*	266,700	720,090
Hallmark Financial Services, Inc.*	80,400	923,796
Health Insurance Innovations, Inc., Class A*+	51,016	255,080
Independence Holding Co.	69,190	896,702
Investors Title Co.	3,500	253,610

		4,122,854

Internet & Catalog Retail - 0.67%
1-800-Flowers.com, Inc., Class A*	54,400	495,040
CafePress, Inc.*	119,188	514,892
EVINE Live, Inc.*	171,286	448,769
Gaiam, Inc., Class A*+	45,300	278,595
PetMed Express, Inc.+	19,647	316,317
US Auto Parts Network, Inc.*	164,751	309,732

		2,363,345

Internet Software & Services - 3.94%
Aerohive Networks, Inc.*+	98,500	589,030
Amber Road, Inc.*+	40,000	168,800
Brightcove, Inc.*	39,387	193,784
Carbonite, Inc.*	58,060	646,208
Care.com, Inc.*+	25,831	132,771
Demand Media, Inc.*	177,500	740,175
Five9, Inc.*+	98,500	364,450
Limelight Networks, Inc.*	276,537	528,186
Liquidity Services, Inc.*	52,000	384,280
Marchex, Inc., Class B	195,500	787,865
Millennial Media, Inc.*	276,200	483,350
QuinStreet, Inc.*	111,547	619,086
RealNetworks, Inc.*+	123,600	505,524
Reis, Inc.	42,100	953,565
Rightside Group Ltd*+	37,056	284,220
Spark Networks, Inc.*+	149,300	429,984
Support.com, Inc.*	189,545	212,290
Synacor, Inc.*	50,000	67,500

Industry Company	Shares	Value

Internet Software & Services (continued)
TechTarget, Inc.*	145,900	$1,243,068
TheStreet, Inc.	242,700	405,309
Travelzoo, Inc.*+	25,000	206,750
Tremor Video, Inc.*	261,400	486,204
Tucows, Inc., Class A*	37,500	867,750
United Online, Inc.*	46,900	469,000
XO Group, Inc.*	54,813	774,508
YuMe, Inc.*+	175,900	455,581
Zix Corp.*	187,582	789,720

		13,788,958

IT Services - 2.05%
CIBER, Inc.*	215,000	683,700
Computer Task Group, Inc.	64,830	401,298
CSP, Inc.	38,700	207,819
Edgewater Technology, Inc.*	91,212	667,672
Information Services Group, Inc.*	196,600	768,706
Innodata, Inc.*	148,955	347,065
Lionbridge Technologies, Inc.*	193,995	958,335
Mattersight Corp.*	77,877	600,432
ModusLink Global Solutions, Inc.*+	143,455	410,281
NCI, Inc., Class A*	38,430	509,966
PRGX Global, Inc.*	130,300	491,231
ServiceSource International, Inc.*	215,000	860,000
StarTek, Inc.*	65,000	219,700
WidePoint Corp.*	70,447	62,000

		7,188,205

Leisure Equipment & Products - 0.86%
Escalade, Inc.	39,780	628,524
JAKKS Pacific, Inc.*+	61,000	519,720
Johnson Outdoors, Inc., Class A	37,400	789,140
Marine Products Corp.+	2,400	16,656
Nautilus, Inc.*	69,986	1,049,790

		3,003,830

Life Sciences Tools & Services - 0.93%
Enzo Biochem, Inc.*+	268,800	852,096
Harvard Bioscience, Inc.*+	167,017	631,324
NanoString Technologies, Inc.*+	63,700	1,019,200
pSivida Corp.*+	168,000	613,200
Sequenom, Inc.*+	90,000	157,500

		3,273,320

www.bridgeway.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Machinery - 3.45%
Accuride Corp.*	189,312	$524,394
Ampco-Pittsburgh Corp.	57,999	632,769
Chicago Rivet & Machine Co.+	10,000	250,000
Commercial Vehicle Group, Inc.*	231,000	930,930
Dynamic Materials Corp.	82,500	787,050
Eastern Co. (The)	33,600	544,320
Energy Recovery, Inc.*	86,174	184,412
FreightCar America, Inc.	24,675	423,423
Gencor Industries, Inc.*+	23,500	212,440
Global Brass & Copper Holdings, Inc.	50,000	1,025,500
Graham Corp.	45,900	810,135
Hardinge, Inc.	53,300	489,294
Hurco Companies, Inc.	51,334	1,347,004
Intelligent Systems Corp.*	35,362	100,074
Key Technology, Inc.*	23,900	288,234
L.S. Starrett Co., Class A (The)	26,136	315,723
MFRI, Inc.*	71,100	364,032
Miller Industries, Inc.	49,800	973,092
Supreme Industries, Inc., Class A	58,993	491,412
Twin Disc, Inc.	49,600	615,536
Xerium Technologies, Inc.*	59,550	772,959

		12,082,733

Marine - 0.06%
International Shipholding Corp.+	56,993	218,283

Media - 1.77%
A.H. Belo Corp., Class A	46,400	228,752
Ballantyne Strong, Inc.*	117,020	549,994
Beasley Broadcast Group, Inc., Class A	18,325	75,865
Emmis Communications Corp., Class A*	236,500	293,260
Entravision Communications Corp., Class A	108,800	722,432
Lee Enterprises, Inc.*+	321,860	669,469
Martha Stewart Living Omnimedia, Inc., Class A*	90,200	537,592
McClatchy Co. (The), Class A*	308,650	299,391
ReachLocal, Inc.*+	47,400	100,014
Saga Communications, Inc., Class A	16,866	566,866
Salem Media Group, Inc.	145,100	888,012
Sizmek, Inc.*	118,210	708,078
Spanish Broadcasting System, Inc., Class A*	3,529	18,563

Industry Company	Shares	Value

Media (continued)
Townsquare Media, Inc., Class A*+	54,852	$535,904

		6,194,192

Metals & Mining - 1.03%
A.M. Castle & Co.*+	56,000	124,320
A-Mark Precious Metals, Inc.	5,000	57,800
Energy Fuels, Inc.*	131,274	382,007
Friedman Industries, Inc.	68,300	409,800
Gold Resource Corp.	233,600	591,008
Noranda Aluminum Holding Corp.	30,236	49,587
Olympic Steel, Inc.	69,300	689,535
Ryerson Holding Corp.*+	25,000	131,250
Synalloy Corp.	46,897	429,577
United States Antimony Corp.*	183,479	64,218
Universal Stainless & Alloy Products, Inc.*	63,078	667,365

		3,596,467

Multiline Retail - 0.15%
Bon-Ton Stores, Inc. (The)+	75,439	236,878
Gordmans Stores, Inc.*+	80,000	280,000

		516,878

Oil, Gas & Consumable Fuels - 3.86%
Adams Resources & Energy, Inc.	22,300	914,300
Aemetis, Inc.*+	153,239	421,407
Amyris, Inc.*+	277,748	558,273
Approach Resources, Inc.*+	151,500	283,305
Arch Coal, Inc.*+	11,848	39,098
Aspen Aerogels, Inc.*	129,630	972,225
Callon Petroleum Co.*	132,800	968,112
Comstock Resources, Inc.*+	157,175	300,204
Contango Oil & Gas Co.*	55,000	418,000
Dakota Plains Holdings, Inc.*	298,900	239,120
Earthstone Energy, Inc.*+	18,000	273,600
Emerald Oil, Inc.*+	13,475	24,659
Evolution Petroleum Corp.	135,123	749,933
FieldPoint Petroleum Corp.*	30,000	33,300
FX Energy, Inc.*+	534,001	507,301
Gastar Exploration, Inc.*	245,200	281,980
Harvest Natural Resources, Inc.*+	224,500	312,055
Independence Contract Drilling, Inc.*+	115,000	572,700
Jones Energy, Inc., Class A*+	81,742	391,544

16	Quarterly Report | September 30, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Midstates Petroleum Co., Inc.*+	24,619	$151,407
Panhandle Oil & Gas, Inc., Class A	23,594	381,279
PetroQuest Energy, Inc.*	743,800	870,246
Resolute Energy Corp.*	219,300	85,088
REX American Resources Corp.*	20,249	1,025,004
Rex Energy Corp.*+	115,300	238,671
Ring Energy, Inc.*+	95,353	941,134
Solazyme, Inc.*+	143,096	372,050
Swift Energy Co.*+	138,400	52,108
Uranium Energy Corp.*+	145,000	145,000
VAALCO Energy, Inc.*+	300,000	510,000
Warren Resources, Inc.*	450,700	220,573
Yuma Energy, Inc.*	144,800	69,504
Zion Oil & Gas, Inc.*	132,285	189,168

		13,512,348

Paper & Forest Products - 0.04%
Orient Paper, Inc.*	87,811	134,351

Personal Products - 0.42%
CCA Industries, Inc.*+	15,752	45,051
Mannatech, Inc.*	13,600	257,856
Natural Alternatives International, Inc.*	19,910	125,234
Nutraceutical International Corp.*	37,000	873,570
United-Guardian, Inc.	10,000	180,200

		1,481,911

Pharmaceuticals - 3.24%
AcelRx Pharmaceuticals, Inc.*+	98,000	298,900
Achaogen, Inc.*+	99,400	572,544
Agile Therapeutics, Inc.*+	59,634	401,933
Alimera Sciences, Inc.*	244,444	540,221
Ampio Pharmaceuticals, Inc.*+	100,750	291,167
Corium International, Inc.*+	70,000	654,500
Cumberland Pharmaceuticals, Inc.*	67,500	389,475
Durect Corp.*	283,600	553,020
Egalet Corp.*+	74,700	984,546
Endocyte, Inc.*+	155,000	709,900
Marinus Pharmaceuticals, Inc.*+	42,500	354,450
Ocera Therapeutics, Inc.*+	79,800	252,168
Pain Therapeutics, Inc.*	285,353	522,196
Pernix Therapeutics Holdings, Inc.*+	202,056	638,497

Industry Company	Shares	Value

Pharmaceuticals (continued)
Pozen, Inc.*+	93,200	$543,822
SciClone Pharmaceuticals, Inc.*	161,750	1,122,545
Sucampo Pharmaceuticals, Inc., Class A*	20,000	397,400
Tonix Pharmaceuticals Holding Corp.*+	94,401	499,381
Tracon Pharmaceuticals, Inc.*+	29,335	286,603
VIVUS, Inc.*+	310,000	508,400
Zogenix, Inc.*	60,828	821,178

		11,342,846

Professional Services - 1.72%
CDI Corp.	72,000	615,600
CRA International, Inc.*	54,500	1,176,110
CTPartners Executive Search, Inc.Δ	27,400	2,740
Franklin Covey Co.*	33,334	535,344
Heidrick & Struggles International, Inc.	50,000	972,500
Hill International, Inc.*	221,171	725,441
Hudson Global, Inc.*	114,606	285,369
Mastech Holdings, Inc.*	6,250	46,437
RCM Technologies, Inc.*	111,510	549,744
Volt Information Sciences, Inc.*	31,676	288,252
VSE Corp.	20,200	809,414

		6,006,951

Real Estate Management & Development - 0.72%
AV Homes, Inc.*	54,600	738,192
Consolidated-Tomoka Land Co.	21,249	1,058,200
Maui Land & Pineapple Co., Inc.*	30,000	156,000
Stratus Properties, Inc.*	37,150	575,825

		2,528,217

Road & Rail - 0.41%
Covenant Transportation Group, Inc., Class A*	30,700	551,679
Providence & Worcester Railroad Co.	5,000	79,200
USA Truck, Inc.*	46,800	806,364

		1,437,243

Semiconductors & Semiconductor Equipment - 2.93%
Amtech Systems, Inc.*+	57,500	247,250
AXT, Inc.*	101,006	193,932
Cascade Microtech, Inc.*	69,700	985,558

www.bridgeway.com	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.	32,850	$323,901
CyberOptics Corp.*	99,300	627,576
DSP Group, Inc.*	131,300	1,196,143
GigOptix, Inc.*	100,000	175,000
GSI Technology, Inc.*	161,417	655,353
Intermolecular, Inc.*	240,000	453,600
inTEST Corp.*+	49,500	208,890
Kopin Corp.*	90,000	282,600
Mattson Technology, Inc.*	259,800	605,334
NeoPhotonics Corp.*+	125,000	851,250
Pericom Semiconductor Corp.	75,000	1,368,750
Pixelworks, Inc.*+	122,500	442,225
Rudolph Technologies, Inc.*	35,929	447,316
Sigma Designs, Inc.*	73,790	508,413
Ultra Clean Holdings, Inc.*	118,377	679,484

		10,252,575

Software - 2.37%
American Software, Inc., Class A	72,400	682,008
Bsquare Corp.*	79,500	525,495
Covisint Corp.*+	90,600	194,790
Digimarc Corp.*+	15,000	458,250
Envivio, Inc.*	34,600	141,514
Exa Corp.*	54,000	557,820
FalconStor Software, Inc.*	135,000	268,650
Globalscape, Inc.	81,700	267,976
GSE Systems, Inc.*	195,125	290,736
Guidance Software, Inc.*	132,857	799,799
QAD, Inc., Class A	33,000	844,800
QAD, Inc., Class B+	8,250	176,963
Rosetta Stone, Inc.*+	103,160	691,172
Seachange International, Inc.*	55,500	349,650
Smith Micro Software, Inc.*	75,400	65,598
TeleCommunication Systems, Inc., Class A*	180,834	622,069
Telenav, Inc.*	153,000	1,194,930
Upland Software, Inc.*+	22,000	173,800

		8,306,020

Specialty Retail - 1.98%
Aeropostale, Inc.*+	158,600	98,332
America’s Car-Mart, Inc.*	963	31,866
bebe stores, inc.*	167,200	157,168
Big 5 Sporting Goods Corp.	49,200	510,696
Books-A-Million, Inc.*	40,000	128,400
Build-A-Bear Workshop, Inc.*	29,500	557,255
Christopher & Banks Corp.*	210,500	233,655

Industry Company	Shares	Value

Specialty Retail (continued)
Destination Maternity Corp.	61,000	$562,420
Destination XL Group, Inc.*	174,100	1,011,521
hhgregg, Inc.*+	111,700	543,979
Kirkland’s, Inc.+	19,500	420,030
New York & Co., Inc.*	142,100	352,408
Pacific Sunwear of California, Inc.*	238,549	76,336
Sportsman’s Warehouse Holdings, Inc.*	55,000	677,600
Tandy Leather Factory, Inc.*+	10,000	74,400
Tilly’s, Inc., Class A*	65,000	478,400
Trans World Entertainment Corp.*	98,403	370,979
West Marine, Inc.*	73,132	642,099

		6,927,544

Textiles, Apparel & Luxury Goods - 1.28%
Charles & Colvard, Ltd.*	50,521	65,677
Cherokee, Inc.*	1,100	17,072
Culp, Inc.	36,016	1,155,033
Delta Apparel, Inc.*	29,988	528,688
Ever-Glory International Group, Inc.*	13,339	33,347
Lakeland Industries, Inc.*+	13,300	184,737
Perry Ellis International, Inc.*	35,000	768,600
Rocky Brands, Inc.	52,200	740,718
Superior Uniform Group, Inc.	55,000	986,150

		4,480,022

Thrifts & Mortgage Finance - 6.11%
Alliance Bancorp, Inc. of Pennsylvania	22,000	527,340
ASB Bancorp, Inc.*+	21,000	523,320
Bank Mutual Corp.	129,000	990,720
BankFinancial Corp.	76,279	948,148
Cape Bancorp, Inc.	42,102	522,486
Chicopee Bancorp, Inc.	26,500	425,060
Citizens Community Bancorp, Inc.	20,000	176,800
Eagle Bancorp Montana, Inc.	6,289	71,695
ESSA Bancorp, Inc.	59,000	769,360
Federal Agricultural Mortgage Corp., Class C	24,200	627,506
First Defiance Financial Corp.	26,900	983,464
First Financial Northwest, Inc.	61,600	744,744
Fox Chase Bancorp, Inc.	14,133	245,349

18	Quarterly Report | September 30, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Guaranty Federal Bancshares, Inc.+	20,856	$305,958
HF Financial Corp.	36,700	595,641
Hingham Institution for Savings+	2,500	290,075
HMN Financial, Inc.*	25,000	291,500
Home Bancorp, Inc.	48,000	1,239,360
HomeStreet, Inc.*	58,555	1,352,620
HopFed Bancorp, Inc.	32,988	394,207
Lake Shore Bancorp, Inc.+	22,150	310,100
Lake Sunapee Bank Group+	20,250	294,030
Meta Financial Group, Inc.	17,155	716,564
Northeast Community Bancorp, Inc.	55,658	416,878
Ocean Shore Holding Co.	51,837	833,539
OceanFirst Financial Corp.	29,200	502,824
Oneida Financial Corp.	20,000	409,600
Provident Financial Holdings, Inc.	63,617	1,067,493
Pulaski Financial Corp.	43,500	589,425
Riverview Bancorp, Inc.	138,006	655,529
Security National Financial Corp., Class A*	38,588	261,241
SI Financial Group, Inc.	66,676	793,444
Southern Missouri Bancorp, Inc.	100	2,088
Territorial Bancorp, Inc.	22,300	580,692
Timberland Bancorp, Inc.	24,222	263,293
United Community Bancorp	26,200	391,690
United Community Financial Corp.	137,800	689,000
Wayne Savings Bancshares, Inc.+	7,800	100,620
Westfield Financial, Inc.	64,100	490,365

		21,393,768

Trading Companies & Distributors - 0.86%
AeroCentury Corp.*+	10,900	111,180
BlueLinx Holdings, Inc.*	97,724	68,407
EnviroStar, Inc.	35,000	138,950
General Finance Corp.*+	131,500	486,550
Houston Wire & Cable Co.+	97,100	615,614
Lawson Products, Inc.*	32,400	701,460
Titan Machinery, Inc.*	18,000	206,640
Transcat, Inc.*+	5,000	48,600
Willis Lease Finance Corp.*	39,000	634,140

		3,011,541

Water Utilities - 0.64%
Artesian Resources Corp., Class A	21,500	519,010
Cadiz, Inc.*+	36,700	266,442

Industry Company		Shares	Value

Water Utilities (continued)
York Water Co., (The)		69,850	$1,468,247

			2,253,699

Wireless Telecommunication Services - 0.28%
Boingo Wireless, Inc.*		120,000	993,600

TOTAL COMMON STOCKS - 99.58%			348,643,048

(Cost $299,733,149)

EXCHANGE TRADED FUND - 0.33%
iShares Micro-Cap ETF+		16,525	1,152,619

TOTAL EXCHANGE TRADED FUND - 0.33%			1,152,619

(Cost $442,002)

RIGHTS - 0.00%
Zion Oil & Gas, expire 09/30/15		20,240	—

TOTAL RIGHTS - 0.00%			—

(Cost $ — )
WARRANTS - 0.00%
Biotime, Inc., expire 10/01/18*+		16,058	13,489

TOTAL WARRANTS - 0.00%			13,489

(Cost $15,589)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
Dreyfus Cash Management Fund	0.04%	320	320

TOTAL MONEY MARKET FUND - 0.00%			320

(Cost $320)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.59%
Dreyfus Cash Management Fund**	0.04%	40,570,191	40,570,191

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.59%			40,570,191

(Cost $40,570,191)

www.bridgeway.com	19

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Value
TOTAL INVESTMENTS - 111.50%	$390,379,667
(Cost $340,761,251)
Liabilities in Excess of Other Assets - (11.50%)	(40,263,640)

NET ASSETS - 100.00%	$350,116,027

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2015.
^	Rate disclosed as of September 30, 2015.
r	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of September 30, 2015. Total loaned securities had a value of $39,313,329 as of September 30, 2015.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2015

(See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$348,640,308	$—	$ 2,740	$348,643,048
Exchange Traded Fund	1,152,619	—	—	1,152,619
Rights	—	—	—	—
Warrants	13,489	—	—	13,489
Money Market Fund	—	320	—	320
Investments Purchased with Cash Proceeds from Securities Lending	—	40,570,191	—	40,570,191

TOTAL	$349,806,416	$40,570,511	$ 2,740	$390,379,667

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)

	Common Stocks	Total

Balance as of 06/30/2015	$2,740	$2,740
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of 09/30/2015	$2,740	$2,740

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2015	$ —	$ —

See Notes to Schedule of Investments.

20	Quarterly Report | September 30, 2015 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 100.15%
Aerospace & Defense - 0.20%
National Presto Industries, Inc.	100	$8,426

Air Freight & Logistics - 0.20%
Air Transport Services Group, Inc.*	750	6,412
Radiant Logistics, Inc.*	450	2,007

		8,419

Airlines - 0.23%
SkyWest, Inc.	600	10,008

Beverages - 0.36%
Coca-Cola Bottling Co. Consolidated	80	15,470

Biotechnology - 8.43%
Agenus, Inc.*	950	4,370
AMAG Pharmaceuticals, Inc.*	400	15,892
Amicus Therapeutics, Inc.*	1,150	16,088
BioSpecifics Technologies Corp.*	50	2,177
Chimerix, Inc.*	490	18,718
China Biologic Products, Inc.*	275	24,700
Dynavax Technologies Corp.*	450	11,043
Eagle Pharmaceuticals, Inc.*+	150	11,104
Emergent BioSolutions, Inc.*	450	12,820
Esperion Therapeutics, Inc.*+	250	5,897
Halozyme Therapeutics, Inc.*+	1,450	19,473
Insmed, Inc.*	700	12,999
Insys Therapeutics, Inc.*+	750	21,345
Kite Pharma, Inc.*+	400	22,272
KYTHERA Biopharmaceuticals, Inc.	300	22,494
Ligand Pharmaceuticals, Inc.*+	200	17,130
Momenta Pharmaceuticals, Inc.*	800	13,128
Ophthotech Corp.*	350	14,182
Osiris Therapeutics, Inc.*+	400	7,388
Portola Pharmaceuticals, Inc.*	550	23,441
Prothena Corp. PLC*	350	15,869
Sage Therapeutics, Inc.*+	300	12,696
TESARO, Inc.*	450	18,045
Tetraphase Pharmaceuticals, Inc.*+	400	2,984

Industry Company	Shares	Value

Biotechnology (continued)
TG Therapeutics, Inc.*+	600	$6,048
ZIOPHARM Oncology, Inc.*+	1,000	9,010

		361,313

Building Products - 2.10%
Advanced Drainage Systems, Inc.	600	17,358
American Woodmark Corp.*	200	12,974
Apogee Enterprises, Inc.	300	13,395
Gibraltar Industries, Inc.*	350	6,422
Griffon Corp.	550	8,673
Masonite International Corp.*	350	21,203
PGT, Inc.*	500	6,140
Tecnoglass, Inc.*+	300	4,116

		90,281

Capital Markets - 2.26%
BGC Partners, Inc., Class A	2,500	20,550
Cowen Group, Inc., Class A*	1,200	5,472
Diamond Hill Investment Group, Inc.	35	6,511
HFF, Inc., Class A	450	15,192
INTL FCStone, Inc.*	200	4,938
Marcus & Millichap, Inc.*	400	18,396
WisdomTree Investments, Inc.+	1,600	25,808

		96,867

Chemicals - 1.33%
AgroFresh Solutions, Inc.*+	300	2,382
Chemtura Corp.*	800	22,896
Hawkins, Inc.	100	3,850
Kraton Performance Polymers, Inc.*	350	6,265
Orion Engineered Carbons SA+	700	10,115
Quaker Chemical Corp.	150	11,562

		57,070

Commercial Banks - 18.07%
1st Source Corp.	350	10,780
American National Bankshares, Inc.	100	2,345
Ames National Corp.	100	2,293
BancorpSouth, Inc.	1,100	26,147
Banner Corp.	250	11,942
Bar Harbor Bankshares+	50	1,599
BNC Bancorp	450	10,003

www.bridgeway.com	21

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Boston Private Financial Holdings, Inc.	950	$11,115
BSB Bancorp, Inc.*	100	2,114
C1 Financial, Inc.*+	200	3,810
Camden National Corp.	100	4,040
Cardinal Financial Corp.	350	8,053
Cathay General Bancorp	950	28,462
CenterState Banks, Inc.	500	7,350
Central Pacific Financial Corp.	350	7,339
Chemical Financial Corp.	450	14,557
City Holding Co.+	150	7,395
CoBiz Financial, Inc.	450	5,854
Columbia Banking System, Inc.	650	20,286
CommunityOne Bancorp*	300	3,261
ConnectOne Bancorp, Inc.	350	6,755
CU Bancorp*	200	4,492
Customers Bancorp, Inc.*	284	7,299
Eagle Bancorp, Inc.*	350	15,925
Enterprise Financial Services Corp.	250	6,292
FCB Financial Holdings, Inc.*	500	16,310
Fidelity Southern Corp.	250	5,285
Financial Institutions, Inc.	150	3,717
First Bancorp, Inc.	100	1,910
First Business Financial Services, Inc.+	50	1,176
First Financial Bankshares, Inc.+	750	23,835
First Merchants Corp.	450	11,799
First NBC Bank Holding Co.*	200	7,008
First of Long Island Corp. (The)	150	4,054
FirstMerit Corp.	1,900	33,573
FNB Corp.	2,000	25,900
Glacier Bancorp, Inc.	850	22,431
Great Southern Bancorp, Inc.	150	6,495
Hanmi Financial Corp.	350	8,820
Heartland Financial USA, Inc.	250	9,072
Heritage Commerce Corp.	300	3,402
Heritage Oaks Bancorp	350	2,786
Home BancShares, Inc.	800	32,400
Horizon Bancorp	100	2,375
Independent Bank Corp., MA	300	13,830
Independent Bank Corp., MI	250	3,690
Lakeland Bancorp, Inc.	450	5,000

Industry Company	Shares	Value

Commercial Banks (continued)
Lakeland Financial Corp.	200	$9,030
MainSource Financial Group, Inc.	250	5,090
Mercantile Bank Corp.	200	4,156
Merchants Bancshares, Inc.	50	1,470
MidWestOne Financial Group, Inc.	150	4,389
MutualFirst Financial, Inc.	100	2,365
NewBridge Bancorp	350	2,986
NV5 Holdings, Inc.*+	100	1,856
Old Line Bancshares, Inc.	100	1,626
Old Second Bancorp, Inc.*	300	1,869
Pacific Premier Bancorp, Inc.*	250	5,080
Peapack Gladstone Financial Corp.	200	4,234
Pinnacle Financial Partners, Inc.	375	18,529
Preferred Bank	150	4,740
PrivateBancorp, Inc.	925	35,455
QCR Holdings, Inc.	150	3,281
Renasant Corp.	450	14,783
Republic Bancorp, Inc., Class A	200	4,910
Sandy Spring Bancorp, Inc.	300	7,854
Seacoast Banking Corp. of Florida*	350	5,138
ServisFirst Bancshares, Inc.	250	10,383
South State Corp.	250	19,218
State Bank Financial Corp.	400	8,272
Stock Yards Bancorp, Inc.	150	5,453
Suffolk Bancorp	150	4,098
Tompkins Financial Corp.	150	8,004
TowneBank	350	6,598
TriState Capital Holdings, Inc.*	350	4,365
United Bankshares, Inc.+	775	29,442
United Community Banks, Inc.	758	15,494
Univest Corp. of Pennsylvania	200	3,844
Washington Trust Bancorp, Inc.	200	7,690
West Bancorporation, Inc.	150	2,813
Wilshire Bancorp, Inc.	900	9,459
Wintrust Financial Corp.	500	26,715

		775,065

Commercial Services & Supplies - 2.54%
ABM Industries, Inc.	650	17,751
CEB, Inc.	400	27,336

22	Quarterly Report | September 30, 2015 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (continued)
Ennis, Inc.	300	$5,208
G&K Services, Inc., Class A	250	16,655
Interface, Inc.	750	16,830
Knoll, Inc.	550	12,089
SP Plus Corp.*	250	5,788
Viad Corp.	250	7,248

		108,905

Communications Equipment - 2.68%
Alliance Fiber Optic
Products, Inc.	200	3,418
Gigamon, Inc.*	400	8,004
Gogo, Inc.*+	1,000	15,280
Infinera Corp.*	1,500	29,340
InterDigital, Inc.	400	20,240
Ituran Location And Control, Ltd.	250	5,135
Ixia*	900	13,041
Plantronics, Inc.	400	20,340

		114,798

Construction & Engineering - 1.24%
Comfort Systems USA, Inc.	450	12,267
Dycom Industries, Inc.*	350	25,326
Installed Building Products, Inc.*	350	8,848
MYR Group, Inc.*	250	6,550

		52,991

Construction Materials - 0.54%
Headwaters, Inc.*	850	15,980
U.S. Concrete, Inc.*	150	7,169

		23,149

Consumer Finance - 0.20%
Cash America International, Inc.	300	8,391

Distributors - 0.06%
Weyco Group, Inc.	100	2,704

Diversified Consumer Services - 1.88%
2U, Inc.*+	500	17,950
Cambium Learning Group, Inc.*	500	2,385
Carriage Services, Inc.	200	4,318
Houghton Mifflin Harcourt Co.*	1,550	31,480
Nord Anglia Education, Inc.*	1,200	24,396

		80,529

Industry Company	Shares	Value

Diversified Financial Services - 1.28%
Janus Capital Group, Inc.+	2,150	$29,240
PennyMac Financial Services, Inc., Class A*	200	3,200
Sterling Bancorp	1,500	22,305

		54,745

Diversified Telecommunication Services - 0.50%
General Communication, Inc., Class A*	400	6,904
Vonage Holdings Corp.*	2,450	14,406

		21,310

Electrical Equipment - 0.13%
LSI Industries, Inc.	300	2,532
PowerSecure International, Inc.*	250	2,880

		5,412

Electronic Equipment, Instruments & Components - 2.26%
Badger Meter, Inc.	150	8,709
Celestica, Inc.*	1,400	18,046
GSI Group, Inc.*	350	4,455
IMAX Corp.*	800	27,032
TTM Technologies, Inc.*	1,150	7,165
WGL Holdings, Inc.	550	31,719

		97,126

Food & Staples Retailing - 0.49%
Ingles Markets, Inc., Class A	150	7,174
SpartanNash Co.	450	11,633
Village Super Market, Inc., Class A	100	2,361

		21,168

Food Products - 0.65%
J&J Snack Foods Corp.	200	22,732
John B. Sanfilippo & Son, Inc.	100	5,126

		27,858

Health Care Equipment & Supplies - 6.62%
AtriCure, Inc.*	350	7,668
Cantel Medical Corp.	450	25,515
CONMED Corp.	300	14,322
CryoLife, Inc.	300	2,919
Cutera, Inc.*	150	1,962
Cynosure, Inc., Class A*	250	7,510
Globus Medical, Inc., Class A*	1,100	22,726

www.bridgeway.com	23

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc.	650	$33,793
Inogen, Inc.*	200	9,710
Integra LifeSciences Holdings Corp.*	400	23,820
Intersect ENT, Inc.*	300	7,020
Invacare Corp.	350	5,065
K2M Group Holdings, Inc.*	500	9,300
LDR Holding Corp.*	350	12,086
LeMaitre Vascular, Inc.	200	2,438
Masimo Corp.*	550	21,208
Merit Medical Systems, Inc.*	500	11,955
Natus Medical, Inc.*	350	13,808
NuVasive, Inc.*	550	26,521
RTI Surgical, Inc.*	650	3,692
Vascular Solutions, Inc.*	200	6,482
Zeltiq Aesthetics, Inc.*	450	14,414

		283,934

Health Care Providers & Services - 1.66%
Adeptus Health, Inc., Class A*	100	8,076
Amedisys, Inc.*	350	13,289
AMN Healthcare Services, Inc.*	550	16,505
Ensign Group, Inc. (The)	275	11,723
Surgical Care Affiliates, Inc.*	450	14,711
U.S. Physical Therapy, Inc.	150	6,734

		71,038

Health Care Technology - 1.03%
Medidata Solutions, Inc.*	650	27,372
Omnicell, Inc.*	430	13,373
Vocera Communications, Inc.*	300	3,423

		44,168

Hotels, Restaurants & Leisure - 6.60%
Carrols Restaurant Group, Inc.*	350	4,165
Cheesecake Factory, Inc. (The)	550	29,678
Churchill Downs, Inc.	200	26,762
ClubCorp Holdings, Inc.	750	16,095
Del Taco Restaurants, Inc.*+	450	6,300
Denny’s Corp.*	950	10,478
Diamond Resorts International, Inc.*	825	19,297
International Speedway Corp., Class A	300	9,516
Isle of Capri Casinos, Inc.*	450	7,848

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.	400	$30,816
Lindblad Expeditions Holdings, Inc.*+	500	4,885
Marriott Vacations Worldwide Corp.	350	23,849
Monarch Casino & Resort, Inc.*	200	3,594
Papa John’s International, Inc.	445	30,474
Papa Murphy’s Holdings, Inc.*+	200	2,936
Penn National Gaming, Inc.*	900	15,102
Popeyes Louisiana Kitchen, Inc.*	250	14,090
Red Lion Hotels Corp.*	250	2,125
Red Robin Gourmet Burgers, Inc.*	150	11,361
Ruth’s Hospitality Group, Inc.	350	5,684
Speedway Motorsports, Inc.	450	8,123

		283,178

Household Durables - 0.40%
Bassett Furniture Industries, Inc.	100	2,785
Flexsteel Industries, Inc.	100	3,125
Hooker Furniture Corp.	100	2,354
Libbey, Inc.	275	8,968

		17,232

Household Products - 1.12%
Central Garden & Pet Co., Class A*	500	8,055
Helen Of Troy, Ltd.*	300	26,790
WD-40 Co.	150	13,361

		48,206

Independent Power Producers & Energy Traders - 0.44%
Ormat Technologies, Inc.+	550	18,717

Insurance - 3.62%
AMERISAFE, Inc.	200	9,946
Atlas Financial Holdings, Inc.*	150	2,775
EMC Insurance Group, Inc.	225	5,222
Essent Group, Ltd.*	1,050	26,092
FBL Financial Group, Inc., Class A	300	18,456
Hallmark Financial Services, Inc.*	200	2,298

24	Quarterly Report | September 30, 2015 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
Heritage Insurance Holdings, Inc.*	350	$6,905
Horace Mann Educators Corp.	450	14,949
Maiden Holdings, Ltd.	850	11,798
RLI Corp.	450	24,089
State Auto Financial Corp.	450	10,265
United Fire Group, Inc.	300	10,515
Universal Insurance Holdings, Inc.+	400	11,816

		155,126

Internet & Catalog Retail - 0.29%
Nutrisystem, Inc.	350	9,282
PetMed Express, Inc.+	200	3,220

		12,502

Internet Software & Services - 2.97%
Attunity, Ltd.*	200	2,734
Autobytel, Inc.*	100	1,677
comScore, Inc.*+	450	20,767
Demandware, Inc.*	450	23,256
GTT Communications, Inc.*	400	9,304
Limelight Networks, Inc.*	1,150	2,197
LogMeIn, Inc.*	300	20,448
Marketo, Inc.*	500	14,210
Rubicon Project, Inc. (The)*	500	7,265
Stamps.com, Inc.*	200	14,802
Wix.com, Ltd.*+	450	7,839
Zix Corp.*	650	2,737

		127,236

IT Services - 2.29%
Blackhawk Network Holdings, Inc.*	550	23,314
Cass Information Systems, Inc.	150	7,369
Hackett Group, Inc. (The)	300	4,125
Heartland Payment Systems, Inc.	400	25,204
Lionbridge Technologies, Inc.*	750	3,705
Luxoft Holding, Inc.*	200	12,658
Mattersight Corp.*+	300	2,313
Newtek Business Services Corp.	100	1,643
Virtusa Corp.*	350	17,959

		98,290

Leisure Equipment & Products - 0.29%
Callaway Golf Co.	850	7,097

Industry Company	Shares	Value

Leisure Equipment & Products (continued)
Nautilus, Inc.*	350	$5,250

		12,347

Life Sciences Tools & Services - 0.68%
Accelerate Diagnostics, Inc.*+	500	8,090
Affymetrix, Inc.*	850	7,259
Cambrex Corp.*	350	13,888

		29,237

Machinery - 0.55%
Blue Bird Corp.*+	250	2,490
John Bean Technologies Corp.	350	13,388
Kadant, Inc.	150	5,852
Xerium Technologies, Inc.*	150	1,947

		23,677

Marine - 0.23%
Global Ship Lease, Inc.+	500	2,320
Tsakos Energy Navigation, Ltd.	950	7,723

		10,043

Media - 0.87%
Crown Media Holdings, Inc., Class A*	4,150	22,202
Gray Television, Inc.*	800	10,208
Reading International, Inc., Class A*+	250	3,168
Townsquare Media, Inc., Class A*+	200	1,954

		37,532

Multiline Retail - 0.12%
Fred’s, Inc., Class A	450	5,332

Oil, Gas & Consumable Fuels - 0.77%
DHT Holdings, Inc.	1,050	7,791
Nordic American Tankers Ltd.+	1,000	15,200
Teekay Tankers, Ltd.	1,450	10,005

		32,996

Pharmaceuticals - 2.33%
Cempra, Inc.*	500	13,920
Heska Corp.*	100	3,048
Intra-Cellular Therapies, Inc.*	300	12,012
Northwest Biotherapeutics, Inc.*+	900	5,625

www.bridgeway.com	25

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	200	$6,326
Radius Health, Inc.*	400	27,724
SciClone Pharmaceuticals, Inc.*	600	4,164
Sucampo Pharmaceuticals, Inc., Class A*	500	9,935
Supernus Pharmaceuticals, Inc.*	550	7,717
Zafgen, Inc.*	300	9,585

		100,056

Professional Services - 1.83%
Exponent, Inc.	300	13,368
FTI Consulting, Inc.*	450	18,679
Heidrick & Struggles International, Inc.	200	3,890
Insperity, Inc.	300	13,179
Kforce, Inc.	350	9,198
RPX Corp.*	650	8,918
TrueBlue, Inc.*	500	11,235

		78,467

Real Estate Investment Trusts (REITs) - 1.02%
CoreSite Realty Corp.	310	15,946
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	350	6,027
Preferred Apartment Communities, Inc., Class A	200	2,176
QTS Realty Trust, Inc., Class A	450	19,661

		43,810

Real Estate Management & Development - 0.13%
RE/MAX Holdings, Inc., Class A	150	5,397

Road & Rail - 0.04%
P.A.M. Transportation Services, Inc.*	50	1,653

Semiconductors & Semiconductor Equipment - 1.10%
Advanced Energy Industries, Inc.*	450	11,835
Ambarella, Inc.*	350	20,227
Inphi Corp.*	450	10,818
Rudolph Technologies, Inc.*	350	4,358

		47,238

Software - 7.73%
ACI Worldwide, Inc.*	1,350	28,512

Industry Company	Shares	Value

Software (continued)
AVG Technologies NV*	600	$13,050
Blackbaud, Inc.	550	30,866
Ebix, Inc.+	400	9,984
Ellie Mae, Inc.*	350	23,299
Endurance International Group Holdings, Inc.*+	1,550	20,708
Epiq Systems, Inc.	400	5,168
Fair Isaac Corp.	375	31,687
Fleetmatics Group PLC*+	400	19,636
Globant SA*	400	12,236
Imperva, Inc.*	300	19,644
Infoblox, Inc.*+	600	9,588
Interactive Intelligence Group, Inc.*	250	7,427
MicroStrategy, Inc., Class A*	100	19,647
Model N, Inc.*	300	3,003
Net 1 UEPS Technologies, Inc.*	550	9,207
Progress Software Corp.*	550	14,207
Proofpoint, Inc.*+	450	27,144
Q2 Holdings, Inc.*	450	11,124
QAD, Inc., Class A	200	5,120
Radware, Ltd.*	250	4,065
Sapiens International Corp. NV	550	6,336

		331,658

Specialty Retail - 2.82%
Aaron’s, Inc.	850	30,693
Asbury Automotive Group, Inc.*	300	24,345
Kirkland’s, Inc.	200	4,308
Lithia Motors, Inc., Class A	250	27,028
Men’s Wearhouse, Inc. (The)	550	23,386
Sportsman’s Warehouse Holdings, Inc.*	500	6,160
Winmark Corp.+	50	5,146

		121,066

Textiles, Apparel & Luxury Goods - 0.88%
Cherokee, Inc.*	100	1,552
Culp, Inc.	150	4,810
G-III Apparel Group, Ltd.*+	510	31,447

		37,809

Thrifts & Mortgage Finance - 3.38%
Banc of California, Inc.	400	4,908
Berkshire Hills Bancorp, Inc.	350	9,639
BofI Holding, Inc.*+	150	19,324

26	Quarterly Report | September 30, 2015 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Brookline Bancorp, Inc.	800	$8,112
Charter Financial Corp.	200	2,536
First Defiance Financial Corp.	100	3,656
Flagstar Bancorp, Inc.*	650	13,364
Hingham Institution for Savings+	20	2,321
Home Bancorp, Inc.	100	2,582
HomeStreet, Inc.*	250	5,775
LendingTree, Inc.*	130	12,094
Meridian Bancorp, Inc.	606	8,284
Meta Financial Group, Inc.	100	4,177
Northfield Bancorp, Inc.	550	8,366
OceanFirst Financial Corp.	200	3,444
Oritani Financial Corp.	500	7,810
Pulaski Financial Corp.	150	2,033
Territorial Bancorp, Inc.	100	2,604
United Community Financial Corp.	550	2,750
United Financial Bancorp, Inc.	550	7,178
Walker & Dunlop, Inc.*	350	9,128
Waterstone Financial, Inc.	350	4,718

		144,803

Trading Companies & Distributors - 0.07%
Titan Machinery, Inc.*+	250	2,870

Wireless Telecommunication Services - 0.64%
Boingo Wireless, Inc.*	450	3,726
RingCentral, Inc., Class A*	600	10,890
Shenandoah Telecommuni-cations Co.	300	12,843

		27,459

TOTAL COMMON STOCKS - 100.15%		4,295,082

(Cost $4,181,972)

EXCHANGE TRADED FUND - 0.13%
iShares Russell 2000 ETF	50	5,460

TOTAL EXCHANGE TRADED FUND - 0.13%		5,460

(Cost $5,827)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.84%
Dreyfus Cash Management Fund**	0.04%	550,702	$550,702

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.84%			550,702

(Cost $550,702)

TOTAL INVESTMENTS - 113.12%			$4,851,244
(Cost $4,738,501)
Liabilities in Excess of Other Assets - (13.12%)			(562,793)

NET ASSETS - 100.00%			$4,288,451

*   Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2015.

^  Rate disclosed as of September 30, 2015.

+  This security or a portion of the security is out on loan as of September 30, 2015. Total loaned securities had a value of $551,936 as of September 30, 2015.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$4,295,082	$—	$ —	$4,295,082
Exchange Traded Fund	5,460	—	—	5,460
Investments Purchased with Cash Proceeds from Securities Lending	—	550,702	—	550,702

TOTAL	$4,300,542	$550,702	$ —	$4,851,244

See Notes to Schedule of Investments.

www.bridgeway.com	27

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 97.44%
Air Freight & Logistics - 0.19%
Park-Ohio Holdings Corp.	2,300	$66,378

Airlines - 1.46%
Hawaiian Holdings, Inc.*+	20,600	508,408

Auto Components - 3.58%
Drew Industries, Inc.	8,900	486,029
Tenneco, Inc.*	9,200	411,884
Tower International, Inc.*	14,600	346,896

		1,244,809

Biotechnology - 4.08%
CTI BioPharma Corp.*+	73,500	107,310
Dynavax Technologies Corp.*	20,500	503,070
Insys Therapeutics, Inc.*+	13,000	369,980
MiMedx Group, Inc.*+	36,000	347,400
Rigel Pharmaceuticals, Inc.*	36,500	90,155

		1,417,915

Building Products - 0.61%
American Woodmark Corp.*	1,600	103,792
NCI Building Systems, Inc.*	10,100	106,757

		210,549

Chemicals - 1.33%
KMG Chemicals, Inc.	24,000	462,960

Commercial Services & Supplies - 0.90%
Casella Waste Systems, Inc., Class A*	53,700	311,460

Communications Equipment - 4.31%
Ciena Corp.*	24,200	501,424
InterDigital, Inc.	9,500	480,700
Plantronics, Inc.	10,100	513,585

		1,495,709

Computers & Peripherals - 2.19%
Dot Hill Systems Corp.*	78,100	759,913

Construction & Engineering - 0.41%
Comfort Systems USA, Inc.	5,200	141,752

Distributors - 0.53%
VOXX International Corp.*	24,600	182,532

Diversified Consumer Services - 0.63%
Grand Canyon Education, Inc.*	2,900	110,171
Matthews International Corp., Class A	2,200	107,734

		217,905

Industry Company	Shares	Value

Diversified Financial Services - 2.18%
Ashford, Inc.*+	3,600	$228,420
MarketAxess Holdings, Inc.	5,700	529,416

		757,836

Electrical Equipment - 0.79%
General Cable Corp.	23,000	273,700

Electronic Equipment, Instruments & Components - 0.85%
Mesa Laboratories, Inc.	1,000	111,400
Methode Electronics, Inc.	3,500	111,650
MTS Systems Corp.	1,200	72,132

		295,182

Food & Staples Retailing - 1.05%
Fairway Group Holdings Corp.*+	92,000	96,600
Ingles Markets, Inc., Class A	5,600	267,848

		364,448

Food Products - 1.40%
Cal-Maine Foods, Inc.+	8,900	486,029

Health Care Equipment & Supplies - 4.30%
ABIOMED, Inc.*	4,900	454,524
LDR Holding Corp.*	2,300	79,419
Masimo Corp.*	12,500	482,000
Vascular Solutions, Inc.*	3,300	106,953
Zeltiq Aesthetics, Inc.*	11,600	371,548

		1,494,444

Health Care Providers & Services - 9.62%
Air Methods Corp.*	12,400	422,716
AMN Healthcare Services, Inc.*	16,000	480,160
BioTelemetry, Inc.*	33,000	403,920
Chemed Corp.+	3,700	493,839
HealthSouth Corp.	3,300	126,621
LHC Group, Inc.*	9,500	425,315
Molina Healthcare, Inc.*+	7,000	481,950
RadNet, Inc.*	91,300	506,715

		3,341,236

Hotels, Restaurants & Leisure - 7.85%
Denny’s Corp.*	12,700	140,081
Fiesta Restaurant Group, Inc.*	6,800	308,516
Isle of Capri Casinos, Inc.*	15,700	273,808
Marriott Vacations Worldwide Corp.	7,300	497,422
Papa John’s International, Inc.	7,700	527,296

28	Quarterly Report | September 30, 2015 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc.*	6,200	$469,588
Texas Roadhouse, Inc.	13,700	509,640

		2,726,351

Insurance - 2.33%
Employers Holdings, Inc.	4,400	98,076
Maiden Holdings, Ltd.	10,800	149,904
Universal Insurance Holdings, Inc.+	19,000	561,260

		809,240

Internet & Catalog Retail - 1.53%
1-800-Flowers.com, Inc., Class A*	58,400	531,440

Internet Software & Services - 4.93%
Cimpress NV*+	7,100	540,381
Constant Contact, Inc.*	9,400	227,856
EarthLink Holdings Corp.	61,300	476,914
Envestnet, Inc.*	2,300	68,931
EVERTEC, Inc.	10,200	184,314
RetailMeNot, Inc.*+	25,700	211,768

		1,710,164

IT Services - 6.40%
CSG Systems International, Inc.	17,200	529,760
Hackett Group, Inc. (The)	8,000	110,000
Lionbridge Technologies, Inc.*	45,300	223,782
Luxoft Holding, Inc.*	8,500	537,965
MAXIMUS, Inc.	8,400	500,304
Science Applications International Corp.	8,000	321,680

		2,223,491

Leisure Equipment & Products - 0.28%
Smith & Wesson Holding Corp.*+	5,800	97,846

Life Sciences Tools & Services - 2.60%
Cambrex Corp.*	11,400	452,352
PAREXEL International Corp.*	7,300	452,016

		904,368

Machinery - 2.72%
Greenbrier Companies., Inc. (The)+	8,600	276,146

Industry Company	Shares	Value

Machinery (continued)
John Bean Technologies Corp.	13,200	$504,900
Wabash National Corp.*	15,300	162,027

		943,073

Metals & Mining - 0.30%
Kaiser Aluminum Corp.	1,300	104,325

Oil, Gas & Consumable Fuels - 1.54%
Western Refining, Inc.	12,100	533,852

Personal Products - 1.31%
USANA Health Sciences, Inc.*+	3,400	455,702

Pharmaceuticals - 3.66%
Avalanche Biotechnologies, Inc.*	58,100	478,744
Diplomat Pharmacy, Inc.*+	6,900	198,237
Lannett Co., Inc.*	7,100	294,792
SciClone Pharmaceuticals, Inc.*	43,000	298,420

		1,270,193

Professional Services - 4.28%
Barrett Business Services, Inc.	13,700	588,141
GP Strategies Corp.*	21,600	492,912
TrueBlue, Inc.*	18,000	404,460

		1,485,513

Real Estate Investment Trusts (REITs) - 2.92%
Inland Real Estate Corp.	55,800	451,980
Ryman Hospitality
Properties, Inc.	9,500	467,685
Saul Centers, Inc.	1,800	93,150

		1,012,815

Real Estate Management & Development - 1.06%
Altisource Portfolio Solutions SA*	15,500	369,520

Road & Rail - 2.16%
Knight Transportation, Inc.	13,700	328,800
P.A.M. Transportation Services, Inc.*	12,700	419,735

		748,535

Semiconductors & Semiconductor Equipment - 0.67%
Cascade Microtech, Inc.*	16,500	233,310

www.bridgeway.com	29

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Software - 3.81%
ACI Worldwide, Inc.*		4,300	$90,816
ePlus, Inc.*		1,500	118,605
Fair Isaac Corp.		6,100	515,450
Manhattan Associates, Inc.*		8,300	517,090
Marin Software, Inc.*		26,100	81,693

			1,323,654

Specialty Retail - 2.64%
Lithia Motors, Inc., Class A		1,000	108,110
Outerwall, Inc.+		3,900	222,027
Pier 1 Imports, Inc.+		4,200	28,980
Select Comfort Corp.*		19,500	426,660
Sportsman’s Warehouse Holdings, Inc.*		10,600	130,592

			916,369

Textiles, Apparel & Luxury Goods - 1.33%
G-III Apparel Group, Ltd.*+		7,500	462,450

Thrifts & Mortgage Finance - 2.71%
BofI Holding, Inc.*+		4,200	541,086
Meridian Bancorp, Inc.		29,200	399,164

			940,250

TOTAL COMMON STOCKS - 97.44%			33,835,626

(Cost $32,298,866)

Industry Company		Shares	Value

EXCHANGE TRADED FUND - 1.93%
Exchange Traded Fund - 1.93%
iShares Russell 2000 Growth ETF+		5,000	669,850

TOTAL EXCHANGE TRADED FUND - 1.93%			669,850

(Cost $731,577)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.12%
Dreyfus Cash Management Fund	0.04%	389,727	389,727

TOTAL MONEY MARKET FUND - 1.12%			389,727

(Cost $389,727)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 15.00%
Dreyfus Cash Management Fund**	0.04%	5,207,663	$5,207,663

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 15.00%			5,207,663

(Cost $ 5,207,663)

TOTAL INVESTMENTS - 115.49%			$40,102,866
(Cost $ 38,627,833)
Liabilities in Excess of Other Assets - (15.49%)			(5,380,100)

NET ASSETS - 100.00%			$34,722,766

*    Non-income producing security.

**  This security represents the investment of the collateral received in    connection with securities out on loan as of September 30, 2015.

^    Rate disclosed as of September 30, 2015.

+   This security or a portion of the security is out on loan as of    September 30, 2015. Total loaned securities had a value of    $5,270,543 as of September 30, 2015.

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$33,835,626	$—	$ —	$33,835,626
Exchange Traded Fund	669,850	—	—	669,850
Money Market Fund	—	389,727	—	389,727
Investments Purchased with Cash Proceeds from Securities Lending	—	5,207,663	—	5,207,663

TOTAL	$34,505,476	$5,597,390	$ —	$40,102,866

See Notes to Schedule of Investments.

30	Quarterly Report | September 30, 2015 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.52%
Aerospace & Defense - 1.05%
Cubic Corp.	16,200	$679,428

Air Freight & Logistics - 0.86%
Atlas Air Worldwide Holdings, Inc.*	16,200	559,872

Airlines - 2.16%
Allegiant Travel Co.	2,400	519,000
Republic Airways Holdings, Inc.*	60,900	352,002
SkyWest, Inc.	31,700	528,756

		1,399,758

Biotechnology - 1.57%
OPKO Health, Inc.*	64,625	543,496
PDL BioPharma, Inc.+	94,400	474,832

		1,018,328

Building Products - 1.19%
Advanced Drainage Systems, Inc.	26,700	772,431

Capital Markets - 0.82%
Calamos Asset Management, Inc., Class A	56,500	535,620

Chemicals - 1.16%
Innospec, Inc.	16,200	753,462

Commercial Banks - 9.79%
Customers Bancorp, Inc.*	27,000	693,900
First BanCorp.*	118,000	420,080
FNB Corp.	53,100	687,645
Independent Bank Corp., MA	17,200	792,920
Investors Bancorp, Inc.	60,800	750,272
PrivateBancorp, Inc.	17,700	678,441
Talmer Bancorp, Inc., Class A	54,900	914,085
Valley National Bancorp	58,000	570,720
Webster Financial Corp.	4,500	160,335
Wilshire Bancorp, Inc.	66,100	694,711

		6,363,109

Commercial Services & Supplies - 2.93%
ABM Industries, Inc.	18,500	505,235
ACCO Brands Corp.*	85,600	605,192
Multi-Color Corp.	10,400	795,496

		1,905,923

Consumer Finance - 1.78%
Cash America International, Inc.	22,200	620,934

Industry Company	Shares	Value

Consumer Finance (continued)
Nelnet, Inc., Class A	15,400	$532,994

		1,153,928

Distributors - 1.62%
Core-Mark Holding Co., Inc.	16,100	1,053,745

Diversified Consumer Services - 1.13%
Matthews International Corp., Class A	15,000	734,550

Diversified Financial Services - 1.23%
Enova International, Inc.*	20,313	207,599
Ladder Capital Corp.	41,500	594,280

		801,879

Diversified Telecommunication Services - 0.43%
Intelsat SA*+	43,200	277,776

Electric Utilities - 0.71%
Empire District Electric Co. (The)+	21,000	462,630

Electrical Equipment - 0.74%
General Cable Corp.	40,600	483,140

Electronic Equipment, Instruments & Components - 2.90%
Sanmina Corp.*	58,700	1,254,419
TTM Technologies, Inc.*	101,500	632,345

		1,886,764

Food & Staples Retailing - 1.26%
Ingles Markets, Inc., Class A	17,100	817,893

Food Products - 1.88%
Cal-Maine Foods, Inc.+	10,300	562,483
Sanderson Farms, Inc.+	9,600	658,272

		1,220,755

Health Care Providers & Services - 4.55%
AMN Healthcare Services, Inc.*	23,600	708,236
Magellan Health, Inc.*	18,200	1,008,826
Owens & Minor, Inc.+	23,500	750,590
RadNet, Inc.*	88,500	491,175

		2,958,827

Hotels, Restaurants & Leisure - 6.09%
BJ’s Restaurants, Inc.*	15,000	645,450
Cracker Barrel Old Country Store, Inc.+	5,400	795,312
Isle of Capri Casinos, Inc.*	62,700	1,093,488
Marriott Vacations Worldwide Corp.	8,800	599,632

www.bridgeway.com	31

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc.*	49,100	$823,898

		3,957,780

Household Durables - 2.20%
Bassett Furniture Industries, Inc.	22,700	632,195
LGI Homes, Inc.*+	29,400	799,386

		1,431,581

Insurance - 14.00%
American Equity Investment Life Holding Co.	28,600	666,666
AmTrust Financial Services, Inc.+	13,600	856,528
CNO Financial Group, Inc.	30,500	573,705
FBL Financial Group, Inc., Class A	12,800	787,456
Fidelity & Guaranty Life	34,000	834,360
Heritage Insurance Holdings, Inc.*	29,400	580,062
Maiden Holdings, Ltd.	67,500	936,900
Navigators Group, Inc. (The)*	6,700	522,466
OneBeacon Insurance Group Ltd., Class A	60,220	845,489
Selective Insurance Group, Inc.	27,500	854,150
State Auto Financial Corp.	14,300	326,183
Symetra Financial Corp.	41,500	1,313,060

		9,097,025

Internet & Catalog Retail - 1.84%
1-800-Flowers.com, Inc., Class A*	78,900	717,990
Lands’ End, Inc.*+	17,600	475,376

		1,193,366

Internet Software & Services - 0.92%
EarthLink Holdings Corp.	76,600	595,948

IT Services - 1.13%
Convergys Corp.	31,700	732,587

Machinery - 2.04%
Global Brass & Copper Holdings, Inc.	38,200	783,482
Titan International, Inc.	82,000	542,020

		1,325,502

Marine - 1.35%
Matson, Inc.	22,800	877,572

Industry Company	Shares	Value

Media - 0.94%
Time, Inc.	32,100	$611,505

Metals & Mining - 1.14%
Century Aluminum Co.*	69,600	320,160
Schnitzer Steel Industries, Inc., Class A	31,100	421,094

		741,254

Multi-Utilities - 1.03%
Black Hills Corp.	16,100	665,574

Oil, Gas & Consumable Fuels - 4.78%
Alon USA Energy, Inc.	48,600	878,202
Green Plains, Inc.	23,500	457,310
Pacific Ethanol, Inc.*+	36,800	238,832
Renewable Energy Group, Inc.*	77,000	637,560
Ship Finance International, Ltd.+	44,900	729,625
Stone Energy Corp.*+	32,966	163,511

		3,105,040

Paper & Forest Products - 1.23%
Neenah Paper, Inc.	13,700	798,436

Real Estate Investment Trusts (REITs) - 8.24%
Chambers Street Properties	103,000	668,470
Education Realty Trust, Inc.	26,233	864,377
Geo Group, Inc. (The)	17,400	517,476
Government Properties Income Trust+	34,300	548,800
Hudson Pacific Properties, Inc.	32,300	929,917
Inland Real Estate Corp.	75,500	611,550
Ramco-Gershenson Properties Trust	45,400	681,454
Summit Hotel Properties, Inc.	45,400	529,818

		5,351,862

Semiconductors & Semiconductor Equipment - 1.19%
Amkor Technology, Inc.*	171,500	770,035

Software - 0.99%
Mentor Graphics Corp.	26,100	642,843

Specialty Retail - 2.94%
Build-A-Bear Workshop, Inc.*	29,750	561,978
Outerwall, Inc.+	5,400	307,422
Sportsman’s Warehouse Holdings, Inc.*	55,900	688,688

32	Quarterly Report | September 30, 2015 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Stage Stores, Inc.		35,800	$352,272

			1,910,360

Textiles, Apparel & Luxury Goods - 1.01%
Perry Ellis International, Inc.*		29,800	654,408

Thrifts & Mortgage Finance - 2.85%
Capitol Federal Financial, Inc.		71,900	871,428
Clifton Bancorp, Inc.		28,900	401,132
Impac Mortgage Holdings, Inc.*+		35,500	580,425

			1,852,985

Trading Companies & Distributors - 1.73%
Textainer Group Holdings, Ltd.+		40,800	672,792
Titan Machinery, Inc.*+		39,400	452,312

			1,125,104

Water Utilities - 1.12%
California Water Service Group		33,000	729,960

TOTAL COMMON STOCKS - 98.52%			64,010,545

(Cost $69,570,380)

Rate^		Shares	Value

MONEY MARKET FUND - 1.14%
Dreyfus Cash Management Fund	0.04%	739,797	739,797

TOTAL MONEY MARKET FUND - 1.14%			739,797

(Cost $739,797)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 13.37%
Dreyfus Cash Management Fund**	0.04%	8,686,741	$8,686,741

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 13.37%			8,686,741

(Cost $8,686,741)

Total Investments - 113.03%			$73,437,083
(Cost $78,996,918)
Liabilities in Excess of Other Assets - (13.03%)			(8,467,300)

NET ASSETS - 100.00%			$64,969,783

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2015.
^	Rate disclosed as of September 30, 2015.
+	This security or a portion of the security is out on loan as of September 30, 2015. Total loaned securities had a value of $8,542,438 as of September 30, 2015.

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

Valuation Inputs

Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$64,010,545	$—	$—	$64,010,545
Money Market Fund	—	739,797	—	739,797
Investments Purchased with Cash Proceeds from Securities Lending	—	8,686,741	—	8,686,741

TOTAL	$64,010,545	$9,426,538	$—	$73,437,083

See Notes to Schedule of Investments

www.bridgeway.com	33

Large-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.54%
Aerospace & Defense - 3.08%
Honeywell International, Inc.	13,400	$1,268,846
Huntington Ingalls Industries, Inc.	15,100	1,617,965
Lockheed Martin Corp.	9,000	1,865,790

		4,752,601

Airlines - 4.62%
Alaska Air Group, Inc.	22,900	1,819,405
Delta Air Lines, Inc.	38,900	1,745,443
Southwest Airlines Co.	39,700	1,510,188
United Continental Holdings, Inc.*	38,800	2,058,340

		7,133,376

Auto Components - 1.65%
Lear Corp.	23,500	2,556,330

Beverages - 2.11%
Monster Beverage Corp.*	16,000	2,162,240
PepsiCo, Inc.	11,600	1,093,880

		3,256,120

Biotechnology - 4.84%
BioMarin Pharmaceutical, Inc.*	14,900	1,569,268
Gilead Sciences, Inc.	16,700	1,639,773
Incyte Corp.*	11,300	1,246,729
Regeneron Pharmaceuticals, Inc.*	3,700	1,721,018
United Therapeutics Corp.*	9,900	1,299,276

		7,476,064

Chemicals - 3.25%
Airgas, Inc.	9,400	839,702
Dow Chemical Co. (The)	18,500	784,400
LyondellBasell Industries NV, Class A	19,000	1,583,840
Praxair, Inc.	6,400	651,904
Sherwin-Williams Co. (The)	5,200	1,158,456

		5,018,302

Commercial Services & Supplies - 1.12%
Waste Management, Inc.	34,700	1,728,407

Communications Equipment - 1.36%
F5 Networks, Inc.*	5,100	590,580
Juniper Networks, Inc.	58,800	1,511,748

		2,102,328

Industry Company	Shares	Value

Computers & Peripherals - 1.55%
Apple, Inc.	21,700	$2,393,510

Consumer Finance - 3.26%
Ally Financial, Inc.*	70,900	1,444,942
Navient Corp.	75,100	844,124
Santander Consumer USA Holdings, Inc.*	62,400	1,274,208
Synchrony Financial*	47,000	1,471,100

		5,034,374

Diversified Financial Services - 1.63%
Interactive Brokers Group, Inc., Class A	40,700	1,606,429
Voya Financial, Inc.	23,600	914,972

		2,521,401

Diversified Telecommunication Services - 0.50%
Verizon Communications, Inc.	17,900	778,829

Electronic Equipment, Instruments & Components - 0.95%
Amphenol Corp., Class A	28,800	1,467,648

Energy Equipment & Services - 0.49%
Halliburton Co.	21,300	752,955

Financials - 2.03%
Global Payments, Inc.	13,600	1,560,328
Total System Services, Inc.	34,600	1,571,878

		3,132,206

Food & Staples Retailing - 6.29%
Costco Wholesale Corp.	11,500	1,662,555
CVS Health Corp.	15,400	1,485,792
Kroger Co. (The)	86,200	3,109,234
Rite Aid Corp.*	208,500	1,265,595
Sysco Corp.	35,500	1,383,435
Walgreens Boots Alliance, Inc.	9,700	806,070

		9,712,681

Food Products - 1.42%
Pilgrim’s Pride Corp.+	42,000	872,760
WhiteWave Foods Co. (The)*	32,900	1,320,935

		2,193,695

Health Care Equipment & Supplies - 1.49%
C.R. Bard, Inc.	4,100	763,871

34	Quarterly Report | September 30, 2015 (Unaudited)

Large-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*	10,800	$1,535,436

		2,299,307

Health Care Providers & Services - 8.77%
Aetna, Inc.	27,500	3,008,775
Cardinal Health, Inc.	19,100	1,467,262
Centene Corp.*	35,600	1,930,588
Cigna Corp.	10,500	1,417,710
Envision Healthcare Holdings, Inc.*	31,300	1,151,527
HCA Holdings, Inc.*	39,100	3,024,776
UnitedHealth Group, Inc.	13,400	1,554,534

		13,555,172

Hotels, Restaurants & Leisure - 3.30%
Chipotle Mexican Grill, Inc.*	1,000	720,250
Darden Restaurants, Inc.	22,800	1,562,712
Hilton Worldwide Holdings, Inc.	48,000	1,101,120
Starbucks Corp.	30,100	1,710,884

		5,094,966

Insurance - 3.61%
Arch Capital Group Ltd.*	25,200	1,851,444
Marsh & McLennan Cos., Inc.	14,400	751,968
Reinsurance Group of America, Inc.	18,400	1,666,856
Travelers Cos., Inc. (The)	13,200	1,313,796

		5,584,064

Internet & Catalog Retail - 1.06%
Amazon.com, Inc.*	3,200	1,638,048

Internet Software & Services - 3.01%
Facebook, Inc., Class A*	22,000	1,977,800
Google, Inc., Class C*	3,300	2,007,786
Rackspace Hosting, Inc.*	26,700	658,956

		4,644,542

IT Services - 4.64%
Automatic Data Processing, Inc.	7,000	562,520
Broadridge Financial Solutions, Inc.	32,300	1,787,805
Fidelity National Information Services, Inc.	24,000	1,609,920
Fiserv, Inc.*	18,600	1,610,946
Paychex, Inc.	33,600	1,600,368

		7,171,559

Industry Company	Shares	Value
Media - 1.80%
Comcast Corp., Class A	15,800	$898,704
FactSet Research Systems, Inc.	11,800	1,885,758

		2,784,462

Oil, Gas & Consumable Fuels - 4.57%
Chesapeake Energy Corp.+	104,500	765,985
Marathon Petroleum Corp.	33,400	1,547,422
Tesoro Corp.	33,000	3,208,920
Valero Energy Corp.	25,600	1,538,560

		7,060,887

Pharmaceuticals - 0.88%
Allergan PLC*	5,000	1,359,050

Professional Services - 0.69%
Robert Half International, Inc.	20,800	1,064,128

Real Estate Investment Trusts (REITs) - 1.34%
CoStar Group, Inc.*	8,000	1,384,480
Federal Realty Investment Trust	5,000	682,250

		2,066,730

Road & Rail - 0.77%
Union Pacific Corp.	13,400	1,184,694

Semiconductors & Semiconductor Equipment - 4.38%
Avago Technologies, Ltd.	13,100	1,637,631
Freescale Semiconductor, Ltd.*	28,200	1,031,556
Micron Technology, Inc.*	93,800	1,405,124
Skyworks Solutions, Inc.	32,000	2,694,720

		6,769,031

Software - 4.31%
Electronic Arts, Inc.*	21,200	1,436,300
Fortinet, Inc.*	39,700	1,686,456
Intuit, Inc.	7,200	639,000
Microsoft Corp.	28,000	1,239,280
Palo Alto Networks, Inc.*	9,600	1,651,200

		6,652,236

Specialty Retail - 12.17%
Best Buy Co., Inc.	47,600	1,766,912
CarMax, Inc.*	26,900	1,595,708
Foot Locker, Inc.	49,300	3,548,121
Home Depot, Inc. (The)	13,600	1,570,664
L Brands, Inc.	17,200	1,550,236
Lowe’s Companies, Inc.	28,100	1,936,652

www.bridgeway.com	35

Large-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc.*		8,800	$2,200,000
Ross Stores, Inc.		31,300	1,517,111
Ulta Salon Cosmetics & Fragrance, Inc.*		13,000	2,123,550
Williams-Sonoma, Inc.		13,100	1,000,185

			18,809,139

Textiles, Apparel & Luxury Goods - 2.60%
Skechers U.S.A., Inc., Class A*		11,700	1,568,736
Under Armour, Inc., Class A*+		25,300	2,448,534

			4,017,270

TOTAL COMMON STOCKS - 99.54%			153,766,112

(Cost $148,272,403)

Rate^		Shares	Value

MONEY MARKET FUND - 0.98%
Dreyfus Cash Management Fund	0.04%	1,518,627	1,518,627

TOTAL MONEY MARKET FUND - 0.98%			1,518,627

(Cost $1,518,627)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.61%
Dreyfus Cash Management Fund**	0.04%	4,028,005	4,028,005

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.61%			4,028,005

(Cost $4,028,005)

TOTAL INVESTMENTS - 103.13%			$159,312,744
(Cost $153,819,035)
Liabilities in Excess of Other Assets - (3.13%)			(4,833,549)

NET ASSETS - 100.00%			$154,479,195

*    Non-income producing security.

**   This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2015.

^    Rate disclosed as of September 30, 2015.

+    This security or a portion of the security is out on loan as of September 30, 2015. Total loaned securities had a value of $4,087,279 as of September 30, 2015.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

Valuation Inputs

Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$153,766,112	$—	$ —	$153,766,112
Money Market Fund	—	1,518,627	—	1,518,627
Investments Purchased with Cash Proceeds from Securities Lending	—	4,028,005	—	4,028,005

TOTAL	$153,766,112	$5,546,632	$ —	$159,312,744

See Notes to Schedule of Investments.

36	Quarterly Report | September 30, 2015 (Unaudited)

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 100.25%
Aerospace & Defense - 2.57%
United Technologies Corp.	157,180	$13,987,448

Air Freight & Logistics - 2.61%
United Parcel Service, Inc., Class B	143,963	14,207,708

Beverages - 5.30%
Coca-Cola Co. (The)	359,014	14,403,642
PepsiCo, Inc.	153,505	14,475,522

		28,879,164

Biotechnology - 3.08%
Gilead Sciences, Inc.	171,300	16,819,947

Commercial Banks - 2.61%
Wells Fargo & Co.	277,659	14,257,790

Communications Equipment - 2.63%
Cisco Systems, Inc.	546,608	14,348,460

Computers & Peripherals - 3.73%
Apple, Inc.	184,350	20,333,805

Diversified Financial Services - 7.95%
Bank of America Corp.	932,908	14,534,707
Berkshire Hathaway, Inc., Class B*	109,650	14,298,360
JPMorgan Chase & Co.	237,695	14,492,264

		43,325,331

Diversified Telecommunication Services - 5.18%
AT&T, Inc.	436,425	14,218,726
Verizon Communications, Inc.	321,689	13,996,688

		28,215,414

Energy Equipment & Services - 2.59%
Schlumberger, Ltd.	204,800	14,125,056

Food & Staples Retailing - 6.16%
CVS Health Corp.	198,900	19,189,872
Wal-Mart Stores, Inc.	221,719	14,376,260

		33,566,132

Hotels, Restaurants & Leisure - 2.60%
McDonald’s Corp.	144,100	14,198,173

Household Products - 2.58%
Procter & Gamble Co. (The)	195,726	14,080,528

Industrial Conglomerates - 5.27%
3M Co.	100,050	14,184,088

Industry Company	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	577,243	$14,558,068

		28,742,156

Internet & Catalog Retail - 3.79%
Amazon.com, Inc.*	40,400	20,680,356

Internet Software & Services - 3.26%
Google, Inc., Class A*	13,970	8,918,029
Google, Inc., Class C*	14,514	8,830,608

		17,748,637

IT Services - 6.39%
International Business Machines Corp.	97,867	14,187,779
Visa, Inc., Class A	296,400	20,647,224

		34,835,003

Media - 5.54%
Comcast Corp., Class A	251,600	14,311,008
Walt Disney Co. (The)	155,400	15,881,880

		30,192,888

Oil, Gas & Consumable Fuels - 7.73%
Chevron Corp.	177,895	14,032,358
ConocoPhillips	293,635	14,082,735
Exxon Mobil Corp.	188,787	14,036,313

		42,151,406

Pharmaceuticals - 7.72%
Johnson & Johnson	151,652	14,156,714
Merck & Co., Inc.	282,435	13,949,465
Pfizer, Inc.	446,044	14,010,242

		42,116,421

Semiconductors & Semiconductor Equipment - 5.16%
Intel Corp.	469,243	14,142,984
QUALCOMM, Inc.	260,300	13,985,919

		28,128,903

Software - 5.80%
Microsoft Corp.	393,445	17,413,876
Oracle Corp.	393,013	14,195,630

		31,609,506

TOTAL COMMON STOCKS - 100.25%		546,550,232

(Cost $394,354,828)

www.bridgeway.com	37

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Dreyfus Cash Management Fund	0.04%	251	$251

TOTAL MONEY MARKET FUND - 0.00%			251

(Cost $251)

TOTAL INVESTMENTS - 100.25%			$546,550,483
(Cost $394,355,079)
Liabilities in Excess of Other Assets - (0.25%)			(1,381,651)

NET ASSETS - 100.00%			$545,168,832

* Non-income producing security. ^ Rate disclosed as of September 30, 2015.

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$546,550,232	$—	$—	$546,550,232
Money Market Fund	—	251	—	251

TOTAL	$546,550,232	$251	$—	$546,550,483

See Notes to Schedule of Investments.

38	Quarterly Report | September 30, 2015 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 62.62%
Aerospace & Defense - 1.47%
Honeywell International, Inc.#	1,700	$160,973
Lockheed Martin Corp.	870	180,360
Northrop Grumman Corp.#	1,100	182,545
Raytheon Co.#	1,800	196,668
United Technologies Corp.	1,140	101,449

		821,995

Air Freight & Logistics - 0.31%
FedEx Corp.#	1,200	172,776

Airlines - 2.13%
American Airlines Group, Inc.#	13,000	504,790
Southwest Airlines Co.	4,200	159,768
United Continental Holdings, Inc.*#	10,000	530,500

		1,195,058

Auto Components - 0.56%
Delphi Automotive PLC#	2,400	182,496
Goodyear Tire & Rubber Co. (The)#	3,200	93,856
Johnson Controls, Inc.#	900	37,224

		313,576

Automobiles - 0.37%
Ford Motor Co.#	9,900	134,343
General Motors Co.#	2,500	75,050

		209,393

Beverages - 1.35%
Brown-Forman Corp., Class B	2,425	234,982
Coca-Cola Co. (The)	2,500	100,300
Constellation Brands, Inc., Class A#	2,100	262,941
PepsiCo, Inc.#	1,700	160,310

		758,533

Biotechnology - 2.55%
Alexion Pharmaceuticals, Inc,*	500	78,195
Amgen, Inc.#	1,600	221,312
Biogen, Inc.*#	900	262,629
Celgene Corp.*#	1,100	118,987
Gilead Sciences, Inc.#	7,600	746,244

		1,427,367

Capital Markets - 1.22%
Ameriprise Financial, Inc.#	680	74,208

Industry Company	Shares	Value

Capital Markets (continued)
BlackRock, Inc.	300	$89,241
Charles Schwab Corp. (The)#	7,100	202,776
Goldman Sachs Group, Inc. (The)#	700	121,632
Morgan Stanley#	3,300	103,950
State Street Corp.	1,400	94,094

		685,901

Chemicals - 1.89%
Ashland, Inc.#	4,500	452,790
Dow Chemical Co. (The)#	2,700	114,480
LyondellBasell Industries NV, Class A#	1,200	100,032
Monsanto Co.	1,300	110,942
PPG Industries, Inc.	800	70,152
Praxair, Inc.	1,200	122,232
Sherwin-Williams Co. (The)	400	89,112

		1,059,740

Commercial Banks - 1.58%
BB&T Corp.#	1,500	53,400
Comerica, Inc.#	1,100	45,210
Huntington Bancshares, Inc.	7,700	81,620
KeyCorp	4,800	62,448
PNC Financial Services Group, Inc. (The)#	2,100	187,320
U.S. Bancorp	4,100	168,141
Wells Fargo & Co.#	5,571	286,071

		884,210

Commercial Services & Supplies - 1.18%
Tyco International PLC#	16,400	548,744
Waste Management, Inc.#	2,300	114,563

		663,307

Communications Equipment - 1.79%
Cisco Systems, Inc.	12,500	328,125
Juniper Networks, Inc.#	7,500	192,825
Motorola Solutions, Inc.#	7,000	478,660

		999,610

Computers & Peripherals - 1.84%
Apple, Inc.#	4,700	518,410
EMC Corp.#	8,100	195,696
Hewlett-Packard Co.	5,900	151,099
SanDisk Corp.#	1,300	70,629
Western Digital Corp.#	1,200	95,328

		1,031,162

www.bridgeway.com	39

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Finance - 0.50%
American Express Co.#	1,800	$133,434
Capital One Financial Corp.#	2,000	145,040

		278,474

Containers & Packaging - 0.04%
Ball Corp.	400	24,880

Diversified Financial Services - 1.68%
Bank of America Corp.#	7,800	121,524
Berkshire Hathaway, Inc., Class B*	1,600	208,640
Citigroup, Inc.#	5,110	253,507
JPMorgan Chase & Co.#	4,400	268,268
McGraw Hill Financial, Inc.#	1,000	86,500

		938,439

Diversified Telecommunication Services - 1.48%
AT&T, Inc.	8,200	267,156
CenturyLink, Inc.#	10,800	271,296
Frontier Communications Corp.	11,272	53,542
Verizon Communications, Inc.#	5,500	239,305

		831,299

Electric Utilities - 0.64%
American Electric Power Co., Inc.#	1,900	108,034
Duke Energy Corp.	1,683	121,075
Exelon Corp.#	4,300	127,710

		356,819

Electrical Equipment - 0.21%
Eaton Corp. PLC	1,000	51,300
Emerson Electric Co.#	1,500	66,255

		117,555

Energy Equipment & Services - 0.70%
Baker Hughes, Inc.#	600	31,224
Halliburton Co.#	1,700	60,095
Helmerich & Payne, Inc.+	1,000	47,260
National Oilwell Varco, Inc.#	6,800	256,020

		394,599

Financials - 0.08%
Paypal Holdings, Inc.*#	1,500	46,560

Food & Staples Retailing - 1.09%
Costco Wholesale Corp.	700	101,199
CVS Health Corp.#	1,800	173,664

Industry Company	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)#	5,000	$180,350
Wal-Mart Stores, Inc.#	2,400	155,616

		610,829

Food Products - 2.07%
Archer-Daniels-Midland Co.#	2,900	120,205
General Mills, Inc.#	3,200	179,616
JM Smucker Co. (The)#	1,400	159,726
Keurig Green Mountain, Inc.#	1,300	67,782
Mondelez International, Inc.	3,600	150,732
WhiteWave Foods Co. (The)*#	12,000	481,800

		1,159,861

Health Care Equipment & Supplies - 1.00%
Abbott Laboratories#	1,800	72,396
Baxter International, Inc.#	1,300	42,705
Becton Dickinson & Co.#	920	122,047
C.R. Bard, Inc.#	1,100	204,941
Stryker Corp.	1,260	118,566

		560,655

Health Care Providers & Services - 1.92%
AmerisourceBergen Corp.#	500	47,495
Centene Corp.*#	7,000	379,610
DaVita HealthCare Partners, Inc.*#	1,600	115,728
Express Scripts Holding Co.*#	1,334	108,001
Laboratory Corp. of America Holdings*	900	97,623
UnitedHealth Group, Inc.	2,800	324,828

		1,073,285

Hotels, Restaurants & Leisure - 1.68%
Carnival Corp.#	1,700	84,490
McDonald’s Corp.	900	88,677
Starbucks Corp.#	2,700	153,468
Starwood Hotels & Resorts Worldwide, Inc.#	6,800	452,064
Wynn Resorts, Ltd.#	500	26,560
Yum! Brands, Inc.#	1,700	135,915

		941,174

Household Products - 0.83%
Colgate-Palmolive Co.#	2,500	158,650
Kimberly-Clark Corp.#	1,400	152,656

40	Quarterly Report | September 30, 2015 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Household Products (continued)
Procter & Gamble Co. (The)#	2,100	$151,074

		462,380

Independent Power Producers & Energy Traders - 0.12%
AES Corp.	6,800	66,572

Industrial Conglomerates - 0.93%
3M Co.	1,400	198,478
Danaher Corp.	2,400	204,504
General Electric Co.#	4,600	116,012

		518,994

Insurance - 3.10%
American International Group, Inc.#	9,000	511,380
Aon PLC#	1,600	141,776
Chubb Corp. (The)	1,100	134,915
Progressive Corp. (The)	2,020	61,893
Reinsurance Group of America, Inc.#	1,000	90,590
Travelers Cos., Inc. (The)#	8,000	796,240

		1,736,794

Internet & Catalog Retail - 0.68%
Amazon.com, Inc.*#	500	255,945
Priceline Group, Inc. (The)*	100	123,686

		379,631

Internet Software & Services - 1.17%
eBay, Inc.*#	1,500	36,660
Facebook, Inc., Class A*#	3,300	296,670
Google, Inc., Class A*	260	165,976
Google, Inc., Class C*	260	158,189

		657,495

IT Services - 1.89%
Automatic Data Processing, Inc.#	1,300	104,468
Cognizant Technology Solutions Corp., Class A*#	4,100	256,701
International Business Machines Corp.#	1,300	188,461
MasterCard, Inc., Class A#	1,200	108,144
Teradata Corp.*+	400	11,584
Visa, Inc., Class A	5,200	362,232
Western Union Co. (The)	1,500	27,540

		1,059,130

Leisure Equipment & Products - 0.19%
Hasbro, Inc.#	1,500	108,210

Industry Company	Shares	Value

Life Sciences Tools & Services - 0.31%
Thermo Fisher Scientific, Inc.	1,400	$171,192

Machinery - 0.36%
Deere & Co.#	2,700	199,800

Media - 1.40%
Comcast Corp., Class A#	3,850	218,988
News Corp., Class A	3,300	41,646
Omnicom Group, Inc.	1,200	79,080
Scripps Networks Interactive, Inc., Class A	1,400	68,866
Time Warner, Inc.	933	64,144
Twenty-First Century Fox, Inc., Class A#	3,300	89,034
Walt Disney Co. (The)#	2,200	224,840

		786,598

Metals & Mining - 0.66%
Alcoa, Inc.#	25,000	241,500
Freeport-McMoRan, Inc.#	13,000	125,970

		367,470

Multiline Retail - 0.66%
Big Lots, Inc.	500	23,960
Dollar General Corp.#	2,300	166,612
Target Corp.#	2,300	180,918

		371,490

Multi-Utilities - 0.62%
Dominion Resources, Inc.	1,920	135,130
Public Service Enterprise Group, Inc.	2,300	96,968
Sempra Energy	1,200	116,064

		348,162

Oil, Gas & Consumable Fuels - 4.81%
Anadarko Petroleum Corp.#	1,000	60,390
Apache Corp.	500	19,580
California Resources Corp.	480	1,248
Chesapeake Energy Corp.#+	2,100	15,393
Chevron Corp.#	2,378	187,577
ConocoPhillips#	1,787	85,704
EOG Resources, Inc.	1,000	72,800
Exxon Mobil Corp.#	5,800	431,230
Hess Corp.#	8,000	400,480
Kinder Morgan, Inc.#	3,300	91,344
Marathon Petroleum Corp.#	2,400	111,192
Murphy Oil Corp.#	11,300	273,460
Occidental Petroleum Corp.	1,200	79,380
Phillips 66#	5,193	399,030

www.bridgeway.com	41

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.*#	13,000	$164,970
Valero Energy Corp.#	4,100	246,410
Williams Cos., Inc. (The)#	1,500	55,275

		2,695,463

Paper & Forest Products - 0.14%
International Paper Co.#	2,100	79,359

Pharmaceuticals - 2.41%
AbbVie, Inc.#	4,000	217,640
Allergan PLC*#	1,041	282,954
Baxalta, Inc.	1,300	40,963
Bristol-Myers Squibb Co.#	2,279	134,917
Johnson & Johnson#	3,300	308,055
Merck & Co., Inc.#	4,200	207,438
Pfizer, Inc.#	5,100	160,191

		1,352,158

Professional Services - 0.18%
Nielsen Holdings PLC	2,200	97,834

Real Estate Investment Trusts (REITs) - 1.17%
American Tower Corp.#	1,200	105,576
Crown Castle International Corp.	1,200	94,644
Public Storage	1,100	232,793
Simon Property Group, Inc.	1,200	220,464

		653,477

Road & Rail - 0.97%
Avis Budget Group, Inc.*#	10,000	436,800
Union Pacific Corp.#	1,200	106,092

		542,892

Semiconductors & Semiconductor Equipment - 3.15%
Applied Materials, Inc.#	10,300	151,307
Intel Corp.	3,600	108,504
Micron Technology, Inc.*#	48,000	719,040
QUALCOMM, Inc.#	2,800	150,444
Skyworks Solutions, Inc.#	6,400	538,944
Texas Instruments, Inc.#	1,970	97,554

		1,765,793

Software - 1.90%
Adobe Systems, Inc.*	800	65,776
Citrix Systems, Inc.*	1,600	110,848
Electronic Arts, Inc.*	2,000	135,500
Intuit, Inc.#	1,300	115,375
Microsoft Corp.#	8,300	367,358
Oracle Corp.	5,460	197,215
salesforce.com, inc.*	1,000	69,430

		1,061,502

Industry Company	Shares	Value

Specialty Retail - 2.23%
AutoZone, Inc.*#	600	$434,298
Gap, Inc. (The)#	2,700	76,950
O’Reilly Automotive, Inc.*#	2,500	625,000
Ross Stores, Inc.#	2,300	111,481

		1,247,729

Textiles, Apparel & Luxury Goods - 0.46%
NIKE, Inc., Class B#	2,100	258,237

Trading Companies & Distributors - 0.95%
NOW, Inc.*+	200	2,960
United Rentals, Inc.*#	7,000	420,350
Veritiv Corp.*	28	1,043
W.W. Grainger, Inc.+	500	107,505

		531,858

TOTAL COMMON STOCKS - 62.62%		35,077,277

(Cost $32,205,850)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 41.06%
U.S. Treasury Bills - 41.06%
10/01/2015	0.000%(a)	$4,000,000	4,000,000
10/15/2015	0.000%(a)	3,000,000	3,000,060
11/27/2015	0.000%(a)	3,000,000	3,000,048
12/03/2015	0.000%(a)	4,000,000	4,000,088
12/17/2015	0.000%(a)	2,000,000	2,000,064
12/24/2015	0.000%(a)	4,000,000	4,000,140
12/31/2015	0.000%(a)	3,000,000	2,999,982

			23,000,382

TOTAL U.S. GOVERNMENT OBLIGATIONS - 41.06%			23,000,382

(Cost $22,998,683)

42	Quarterly Report | September 30, 2015 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 2.11%
Dreyfus Cash Management Fund	0.04%	1,185,382	$1,185,382

TOTAL MONEY MARKET FUND — 2.11%			1,185,382

(Cost $1,185,382)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.14%
Dreyfus Cash Management Fund**	0.04%	76,825	76,825

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.14%			76,825

(Cost $76,825)

TOTAL INVESTMENTS - 105.93%			$59,339,866
(Cost $56,466,740)
Liabilities in Excess of Other Assets - (5.93%)			(3,321,333)

NET ASSETS - 100.00%			$56,018,533

*    Non-income producing security.

**   This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2015.

#    Security subject to call or put option written by the Fund.

^    Rate disclosed as of September 30, 2015.

+    This security or a portion of the security is out on loan as of September 30, 2015. Total loaned securities had a value of $75,748 as of September 30, 2015.

(a) Rate represents the effective yield at purchase.

PLC - Public Limited Company

See Notes to Schedule of Investments.

www.bridgeway.com	43

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Company	Number of Contracts	Value

CALL OPTIONS WRITTEN - (0.79%)

Abbott Laboratories
Expiring January, 2016 at $47.00	5	$(155)
AbbVie, Inc.
Expiring November, 2015 at $65.00	10	(240)
Alcoa, Inc.
Expiring October, 2015 at $10.00	250	(8,000)
Allergan PLC
Expiring January, 2016 at $300.00	3	(2,970)
Amazon.com, Inc.
Expiring October, 2015 at $460.00	2	(9,492)
American Airlines Group, Inc.
Expiring October, 2015 at $40.00	130	(10,920)
American Electric Power Co., Inc.
Expiring November, 2015 at $57.50	6	(690)
American Express Co.
Expiring January, 2016 at $77.50	5	(920)
American International Group, Inc.
Expiring November, 2015 at $60.00	90	(7,740)
American Tower Corp.
Expiring January, 2016 at $92.50	3	(630)
Ameriprise Financial, Inc.
Expiring December, 2015 at $110.00	2	(920)
AmerisourceBergen Corp.
Expiring November, 2015 at $115.00	2	(50)
Amgen, Inc.
Expiring January, 2016 at $155.00	4	(1,332)
Anadarko Petroleum Corp.
Expiring November, 2015 at $67.50	3	(357)
Aon PLC
Expiring January, 2016 at $95.00	4	(700)
Apple, Inc.
Expiring October, 2015 at $130.00	15	(45)
Applied Materials, Inc.
Expiring October, 2015 at $18.00	30	(60)
Archer-Daniels-Midland Co.
Expiring January, 2016 at $45.00	8	(680)
Ashland, Inc.
Expiring October, 2015 at $120.00	45	(2,250)

Company	Number of Contracts	Value

Automatic Data Processing, Inc.
Expiring November, 2015 at $80.00	3	$(840)
AutoZone, Inc.
Expiring January, 2016 at $730.00	2	(6,600)
Avis Budget Group, Inc.
Expiring November, 2015 at $45.00	100	(22,800)
Baker Hughes, Inc.
Expiring October, 2015 at $62.50	6	(30)
Bank of America Corp.
Expiring October, 2015 at $18.00	20	(20)
Baxter International, Inc.
Expiring January, 2016 at $37.50	3	(171)
BB&T Corp.
Expiring December, 2015 at $38.00	5	(230)
Becton Dickinson & Co.
Expiring December, 2015 at $145.00	3	(315)
Biogen, Inc.
Expiring January, 2016 at $310.00	3	(4,980)
Bristol-Myers Squibb Co.
Expiring January, 2016 at $62.50	6	(1,440)
Capital One Financial Corp.
Expiring January, 2016 at $80.00	7	(875)
Carnival Corp.
Expiring January, 2016 at $55.00	5	(500)
Celgene Corp.
Expiring October, 2015 at $140.00	4	(24)
Centene Corp.
Expiring December, 2015 at $65.00	70	(6,860)
CenturyLink, Inc.
Expiring January, 2016 at $28.00	42	(2,226)
Expiring October, 2015 at $30.00	23	(115)

		(2,341)
Charles Schwab Corp. (The)
Expiring January, 2016 at $30.00	20	(2,500)
Chesapeake Energy Corp.
Expiring January, 2016 at $8.00	8	(568)
Chevron Corp.
Expiring December, 2015 at $80.00	8	(2,560)
Citigroup, Inc.
Expiring January, 2016 at $52.50	15	(2,550)

44	Quarterly Report | September 30, 2015 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
Cognizant Technology Solutions Corp., Class A
Expiring October, 2015 at $62.50	15	$(2,295)
Colgate-Palmolive Co.
Expiring November, 2015 at $65.00	7	(728)
Comcast Corp., Class A
Expiring October, 2015 at $65.00	10	(10)
Comerica, Inc.
Expiring January, 2016 at $43.00	3	(657)
ConocoPhillips
Expiring January, 2016 at $50.00	4	(820)
Constellation Brands, Inc., Class A
Expiring October, 2015 at $125.00	7	(2,317)
CR Bard, Inc.
Expiring January, 2016 at $200.00	3	(1,320)
CVS Health Corp.
Expiring January, 2016 at $110.00	5	(360)
DaVita HealthCare Partners, Inc.
Expiring October, 2015 at $80.00	4	(32)
Deere & Co.
Expiring January, 2016 at $82.50	7	(917)
Delphi Automotive PLC
Expiring November, 2015 at $75.00	15	(6,300)
Dollar General Corp.
Expiring November, 2015 at $75.00	5	(575)
Dow Chemical Co. (The)
Expiring December, 2015 at $45.00	8	(1,240)
eBay, Inc.
Expiring January, 2016 at $27.50	5	(250)
EMC Corp.
Expiring October, 2015 at $26.00	20	(340)
Emerson Electric Co.
Expiring January, 2016 at $48.00	5	(450)
Exelon Corp.
Expiring October, 2015 at $34.00	12	(60)
Express Scripts Holding Co.
Expiring November, 2015 at $85.00	3	(468)

Company	Number of Contracts	Value

Exxon Mobil Corp.
Expiring January, 2016 at $75.00	15	$(4,575)
Facebook, Inc., Class A
Expiring December, 2015 at $95.00	8	(2,992)
FedEx Corp.
Expiring January, 2016 at $160.00	4	(1,220)
Ford Motor Co.
Expiring October, 2015 at $15.00	25	(50)
Freeport-McMoRan, Inc.
Expiring November, 2015 at $10.00	130	(12,480)
Gap, Inc. (The)
Expiring January, 2016 at $33.00	6	(180)
General Electric Co.
Expiring December, 2015 at $25.00	10	(1,120)
General Mills, Inc.
Expiring October, 2015 at $60.00	10	(90)
General Motors Co.
Expiring December, 2015 at $31.00	25	(3,000)
Gilead Sciences, Inc.
Expiring November, 2015 at $110.00	58	(8,120)
Goldman Sachs Group, Inc. (The)
Expiring October, 2015 at $220.00	2	(30)
Goodyear Tire & Rubber Co. (The)
Expiring October, 2015 at $31.00	8	(200)
Halliburton Co.
Expiring December, 2015 at $38.00	5	(660)
Hasbro, Inc.
Expiring October, 2015 at $80.00	7	(35)
Hess Corp.
Expiring November, 2015 at $55.00	80	(9,440)
Honeywell International, Inc.
Expiring December, 2015 at $110.00	5	(70)
International Business Machines Corp.
Expiring December, 2015 at $150.00	5	(1,730)

www.bridgeway.com	45

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
International Paper Co.
Expiring October, 2015 at $50.00	5	$(5)
Intuit, Inc.
Expiring October, 2015 at $110.00	5	(50)
JM Smucker Co. (The)
Expiring October, 2015 at $115.00	4	(632)
Johnson & Johnson
Expiring January, 2016 at $100.00	8	(1,192)
Johnson Controls, Inc.
Expiring October, 2015 at $50.00	3	(15)
JPMorgan Chase & Co.
Expiring January, 2016 at $65.00	15	(2,070)
Juniper Networks, Inc.
Expiring October, 2015 at $27.00	20	(260)
Keurig Green Mountain, Inc.
Expiring December, 2015 at $60.00	4	(1,040)
Kimberly-Clark Corp.
Expiring January, 2016 at $110.00	4	(1,436)
Kinder Morgan, Inc.
Expiring January, 2016 at $32.50	8	(360)
Kroger Co. (The)
Expiring October, 2015 at $40.00	15	(75)
LyondellBasell Industries NV, Class A
Expiring January, 2016 at $90.00	4	(1,180)
Marathon Petroleum Corp.
Expiring January, 2016 at $50.00	6	(1,200)
Expiring October, 2015 at $60.00	9	(90)

		(1,290)
MasterCard, Inc., Class A
Expiring January, 2016 at $100.00	4	(500)
McGraw Hill Financial, Inc.
Expiring February, 2016 at $97.50	3	(600)
Merck & Co., Inc.
Expiring January, 2016 at $55.00	12	(804)
Micron Technology, Inc.
Expiring January, 2016 at $16.00	200	(28,000)
Expiring October, 2015 at $15.00	200	(19,000)
Expiring October, 2015 at $20.00	20	(100)

		(47,100)

Company	Number of Contracts	Value

Microsoft Corp.
Expiring October, 2015 at $47.00	20	$(120)
Morgan Stanley
Expiring January, 2016 at $36.00	10	(430)
Motorola Solutions, Inc.
Expiring October, 2015 at $60.00	70	(59,500)
Murphy Oil Corp.
Expiring October, 2015 at $35.00	109	(327)
Expiring October, 2015 at $42.50	4	(20)

		(347)
National Oilwell Varco, Inc.
Expiring November, 2015 at $40.00	60	(7,200)
NIKE, Inc., Class B
Expiring October, 2015 at $115.00	7	(5,922)
Northrop Grumman Corp.
Expiring November, 2015 at $175.00	4	(1,480)
O’Reilly Automotive, Inc.
Expiring November, 2015 at $250.00	25	(25,500)
PayPal Holdings, Inc.
Expiring January, 2016 at $35.00	4	(500)
PepsiCo, Inc.
Expiring January, 2016 at $95.00	4	(1,196)
Pfizer, Inc.
Expiring December, 2015 at $34.00	10	(460)
Phillips 66
Expiring November, 2015 at $75.00	35	(15,050)
PNC Financial Services Group, Inc. (The)
Expiring November, 2015 at $95.00	5	(455)
Procter & Gamble Co. (The)
Expiring November, 2015 at $72.50	5	(750)
QUALCOMM, Inc.
Expiring January, 2016 at $57.50	7	(1,127)
Raytheon Co.
Expiring January, 2016 at $110.00	5	(2,050)
Reinsurance Group of America, Inc.
Expiring January, 2016 at $90.00	10	(4,500)
Ross Stores, Inc.
Expiring November, 2015 at $50.00	6	(918)

46	Quarterly Report | September 30, 2015 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
SanDisk Corp.
Expiring November, 2015 at $52.50	4	$(2,040)
Skyworks Solutions, Inc.
Expiring November, 2015 at $85.00	60	(36,000)
Southwestern Energy Co.
Expiring December, 2015 at $15.00	130	(7,280)
Starbucks Corp.
Expiring January, 2016 at $62.50	8	(800)
Starwood Hotels & Resorts Worldwide, Inc.
Expiring November, 2015 at $75.00	68	(9,520)
Target Corp.
Expiring October, 2015 at $82.50	7	(161)
Texas Instruments, Inc.
Expiring October, 2015 at $52.50	6	(138)
Travelers Cos., Inc. (The)
Expiring October, 2015 at $105.00	40	(200)
Expiring October, 2015 at $110.00	12	(24)

		(224)
Twenty-First Century Fox, Inc., Class A
Expiring October, 2015 at $35.00	10	(100)
Tyco International PLC
Expiring October, 2015 at $38.00	100	(1,900)
Expiring October, 2015 at $39.00	12	(120)
Expiring October, 2015 at $40.00	20	(520)

		(2,540)
Union Pacific Corp.
Expiring November, 2015 at $105.00	5	(35)
United Continental Holdings, Inc.
Expiring December, 2015 at $62.50	90	(8,100)
United Rentals, Inc.
Expiring December, 2015 at $70.00	70	(11,200)
Verizon Communications, Inc.
Expiring October, 2015 at $47.00	10	(30)

Company	Number of Contracts	Value

Wal-Mart Stores, Inc.
Expiring January, 2016 at $67.50	8	$(1,160)
Walt Disney Co. (The)
Expiring January, 2016 at $110.00	6	(1,404)
Waste Management, Inc.
Expiring October, 2015 at $47.00	5	(1,300)
Wells Fargo & Co.
Expiring October, 2015 at $60.00	15	(15)
Western Digital Corp.
Expiring October, 2015 at $92.50	4	(72)
WhiteWave Foods Co. (The)
Expiring October, 2015 at $45.00	120	(3,000)
Williams Cos., Inc. (The)
Expiring January, 2016 at $50.00	5	(75)
WW Grainger, Inc.
Expiring October, 2015 at $240.00	2	(100)
Wynn Resorts, Ltd.
Expiring December, 2015 at $75.00	2	(138)
Yum! Brands, Inc.
Expiring January, 2016 at $85.00	5	(1,800)

TOTAL CALL OPTIONS WRITTEN — (0.79%)		(442,832)

(Premiums received $(724,452))

PUT OPTIONS WRITTEN - (0.88%)
Alcoa, Inc.
Expiring October, 2015 at $10.00	250	(18,750)
Apple, Inc.
Expiring October, 2015 at $105.00	60	(8,280)
CIT Group, Inc.
Expiring October, 2015 at $45.00	75	(33,750)
Everest Re Group, Ltd.
Expiring October, 2015 at $185.00	30	(31,800)
Garmin, Ltd.
Expiring October, 2015 at $37.50	80	(13,600)
Goodyear Tire & Rubber Co. (The)
Expiring October, 2015 at $30.00	150	(19,500)

www.bridgeway.com	47

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Company	Number of Contracts	Value

Put Options Written (continued)

Juniper Networks, Inc.
Expiring October, 2015 at $26.00	80	$(5,520)
Expiring October, 2015 at $27.00	90	(12,510)

		(18,030)
National Oilwell Varco, Inc.
Expiring November, 2015 at $42.50	10	(5,540)
Expiring November, 2015 at $45.00	30	(22,350)

		(27,890)
Ross Stores, Inc.
Expiring November, 2015 at $50.00	50	(14,000)
SanDisk Corp.
Expiring October, 2015 at $50.00	60	(5,340)
Santander Consumer USA Holdings, Inc.
Expiring January, 2016 at $21.00	125	(25,125)
Skechers U.S.A., Inc.
Expiring January, 2016 at $140.00	40	(62,400)
Starbucks Corp.
Expiring October, 2015 at $55.00	100	(6,400)
Tesoro Corp.
Expiring November, 2015 at $95.00	40	(24,000)
Travelers Cos., Inc. (The)
Expiring October, 2015 at $97.50	20	(1,940)
Ulta Salon Cosmetics & Fragrance, Inc.
Expiring December, 2015 at $165.00	20	(20,800)
Valeant Pharmaceuticals International, Inc.
Expiring October, 2015 at $230.00	20	(100,600)
Valero Energy Corp.
Expiring December, 2015 at $60.00	20	(8,900)
Expiring December, 2015 at $65.00	40	(29,000)

		(37,900)
Voya Financial, Inc.
Expiring November, 2015 at $43.00	60	(24,000)

TOTAL PUT OPTIONS WRITTEN — (0.88%)		(494,105)

(Premiums received $(355,489))
TOTAL OPTIONS WRITTEN — (1.67%)		$(936,937)

(Premiums received $(1,079,941))

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

	Assets Table

	Valuation Inputs

	Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$35,077,277	$—	$—	$35,077,277
U.S. Government Obligations	—	23,000,382	—	23,000,382
Money Market Fund	—	1,185,382	—	1,185,382
Investments Purchased with Cash Proceeds from Securities Lending	—	76,825	—	76,825

TOTAL	$35,077,277	$24,262,589	$—	$59,339,866

	Liabilities Table

	Valuation Inputs

	Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Options Written	$(925,210)	$(11,727)	$—	$(936,937)

TOTAL	$(925,210)	$(11,727)	$—	$(936,937)

See Notes to Schedule of Investments.

48	Quarterly Report | September 30, 2015 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “ Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of September 30, 2015 (each is referred to as a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2015, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

www.bridgeway.com	49

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Dreyfus Cash Management Fund, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2015 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2015, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

50	Quarterly Report | September 30, 2015 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2015, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended September 30, 2015 are as follows:

www.bridgeway.com	51

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

	Managed Volatility Fund		Managed Volatility Fund
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2015	2,062	$ 334,365	2,016	$ 448,204
Positions Opened	4,001	804,124	1,955	494,119
Exercised	(329)	(85,145)	(1,184)	(288,795)
Splits	15	-	110	-
Expired	(2,381)	(308,132)	(1,447)	(298,040)
Closed	(84)	(20,760)	-	-

Outstanding, September 30, 2015	3,284	$ 724,452	1,450	$ 355,489

Value, September 30, 2015		$(442,832)		$(494,105)

The Aggressive Investors 1 Fund had no transactions in written options during the period ended September 30, 2015.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2015, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$ 21,901,957	$11,942,068	$95,918,905
Gross depreciation (excess of tax cost over value)	(21,234,391)	(15,677,617)	(46,448,368)

Net unrealized appreciation (depreciation)	$ 667,566	$(3,735,549)	$49,470,537

Cost of investments for income tax purposes	$220,836,380	$125,433,347	$340,909,130

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 323,995	$4,755,781	$4,309,882
Gross depreciation (excess of tax cost over value)	(211,252)	(3,337,719)	(9,869,717)

Net unrealized appreciation (depreciation)	$ 112,743	$1,418,062	$(5,559,835)

Cost of investments for income tax purposes	$ 4,738,501	$38,684,804	$78,996,918

	Large-Cap Growth	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$ 15,389,570	$161,092,126	$6,783,863
Gross depreciation (excess of tax cost over value)	(9,895,861)	(12,407,859)	(3,921,258)

Net unrealized appreciation (depreciation)	$ 5,493,709	$148,684,267	$2,862,605

Cost of investments for income tax purposes	$153,819,035	$397,866,216	$56,477,261

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals and basis adjustments on investments in business development companies and passive foreign investment companies (PFICs).

52	Quarterly Report | September 30, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 101.03%
Aerospace & Defense - 1.34%
AAR Corp.	92,600	$1,756,622
Arotech Corp.*+	142,800	189,924
Breeze-Eastern Corp.*+	2,625	36,697
CPI Aerostructures, Inc.*	4,700	41,407
Cubic Corp.	44,500	1,866,330
DigitalGlobe, Inc.*	10,000	190,200
Ducommun, Inc.*	62,770	1,259,794
Erickson, Inc.*+	1,417	4,435
LMI Aerospace, Inc.*+	35,000	359,800
National Presto Industries, Inc.+	5,020	422,985
Sypris Solutions, Inc.	6,400	7,744

		6,135,938

Air Freight & Logistics - 1.02%
Air T, Inc.*	2,800	49,840
Air Transport Services Group, Inc.*	321,924	2,752,450
Atlas Air Worldwide Holdings, Inc.*	53,800	1,859,328

		4,661,618

Airlines - 1.37%
Hawaiian Holdings, Inc.*+	135,634	3,347,447
Republic Airways Holdings, Inc.*	179,400	1,036,932
SkyWest, Inc.	111,800	1,864,824

		6,249,203

Auto Components - 2.13%
China Automotive Systems, Inc.*+	28,200	150,024
China XD Plastics Co., Ltd.*+	100,900	421,762
Cooper-Standard Holding, Inc.*	51,000	2,958,000
Fuel Systems Solutions, Inc.*+	110,122	531,889
Modine Manufacturing Co.*	164,000	1,290,680
Remy International, Inc.	21,600	631,800
Shiloh Industries, Inc.*+	15,000	121,500
SORL Auto Parts, Inc.*+	129,900	229,923
Spartan Motors, Inc.	22,000	90,860
Stoneridge, Inc.*	40,700	502,238
Strattec Security Corp.	10,600	668,436
Superior Industries International, Inc.	115,400	2,155,672

		9,752,784

Beverages - 0.04%
MGP Ingredients, Inc.+	11,318	181,201

Industry Company	Shares	Value

Biotechnology - 0.01%
Enzon Pharmaceuticals, Inc.	60,300	$58,491

Building Products - 1.13%
Alpha Pro Tech, Ltd.*	26,743	53,219
Gibraltar Industries, Inc.*	126,850	2,327,697
Griffon Corp.	140,900	2,221,993
Universal Forest Products, Inc.	10,000	576,800

		5,179,709

Capital Markets - 1.13%
Arlington Asset Investment Corp., Class A+	23,700	332,985
BlackRock Capital Investment Corp.	35,000	310,100
Calamos Asset Management, Inc., Class A	74,000	701,520
Cowen Group, Inc., Class A*	105,900	482,904
FBR & Co.	21,600	441,072
Gladstone Capital Corp.	900	7,317
INTL FCStone, Inc.*	15,100	372,819
Investment Technology Group, Inc.	57,050	761,047
JMP Group LLC+	300	1,863
KCG Holdings, Inc., Class A*	35,000	383,950
OFS Capital Corp.+	28,708	293,970
Oppenheimer Holdings, Inc., Class A	31,093	622,171
PennantPark Floating Rate Capital, Ltd.	4,000	47,760
Piper Jaffray Cos.*	11,400	412,338

		5,171,816

Chemicals - 3.47%
American Vanguard Corp.	10,000	115,600
Core Molding Technologies, Inc.*	17,000	313,650
FutureFuel Corp.	47,800	472,264
Gulf Resources, Inc.*	153,200	216,012
Intrepid Potash, Inc.*	93,600	518,544
KMG Chemicals, Inc.	58,200	1,122,678
Kraton Performance Polymers, Inc.*	142,150	2,544,485
LSB Industries, Inc.*	30,000	459,600
Olin Corp.+	52,500	882,525
OM Group, Inc.	108,300	3,561,987
Schulman (A.), Inc.	37,608	1,221,132
Stepan Co.	82,000	3,412,020

www.bridgeway.com	1

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Tredegar Corp.	76,700	$1,003,236

		15,843,733

Commercial Banks - 16.96%
1st Source Corp.	86,847	2,674,888
Access National Corp.+	2,700	54,999
American National Bankshares, Inc.	21,800	511,210
American River Bankshares*	21,300	205,545
AmeriServ Financial, Inc.	5,000	16,200
Banco Latinoamericano de Comercio Exterior SA	15,000	347,250
Bank of Commerce Holdings	45,300	261,834
Banner Corp.	11,450	546,966
Bar Harbor Bankshares+	11,250	359,887
Baylake Corp.+	3,000	42,450
BBCN Bancorp, Inc.	15,000	225,300
BCB Bancorp, Inc.	10,400	103,480
Blue Hills Bancorp, Inc.	15,000	207,750
BNC Bancorp	73,844	1,641,552
Boston Private Financial Holdings, Inc.	10,000	117,000
BSB Bancorp, Inc.*+	31,633	668,722
C&F Financial Corp.+	1,200	43,920
Camden National Corp.	9,500	383,800
Capital City Bank Group, Inc.+	48,750	727,350
Cardinal Financial Corp.	25,000	575,250
Carolina Bank Holdings, Inc.*+	500	6,495
Cascade Bancorp*	17,726	95,898
Central Pacific Financial Corp.	25,000	524,250
Central Valley Community Bancorp+	20,000	241,800
Century Bancorp, Inc., Class A	15,200	619,552
Chemical Financial Corp.	61,500	1,989,525
Chemung Financial Corp.+	13,500	384,750
Citizens & Northern Corp.	15,000	292,800
Civista Bancshares, Inc.	2,000	20,460
CNB Financial Corp.	29,000	526,930
Codorus Valley Bancorp, Inc.	3,990	81,755
Community Bankers Trust Corp.*	5,000	25,250
Community Trust Bancorp, Inc.+	17,500	621,425
Customers Bancorp, Inc.*	20,000	514,000
DNB Financial Corp.+	465	12,690

Industry Company	Shares	Value

Commercial Banks (continued)
Enterprise Bancorp, Inc.	11,775	$246,922
Enterprise Financial Services Corp.	27,700	697,209
Farmers Capital Bank Corp.*+	18,400	457,240
Farmers National Banc Corp.+	150	1,233
Fidelity Southern Corp.	55,723	1,177,984
Financial Institutions, Inc.	39,300	973,854
First Bancorp	49,571	842,707
First Bancorp, Inc.	1,295	24,734
First BanCorp.*	436,500	1,553,940
First Busey Corp.	18,570	368,986
First Commonwealth Financial Corp.	158,300	1,438,947
First Community Bancshares, Inc.	44,000	787,600
First Connecticut Bancorp, Inc.	16,100	259,532
First Financial Bancorp	66,600	1,270,728
First Financial Corp.	37,000	1,196,950
First Internet Bancorp	1,500	47,925
First Interstate BancSystem, Inc., Class A	95,200	2,650,368
First Merchants Corp.	79,311	2,079,534
First Midwest Bancorp, Inc.	129,000	2,262,660
First of Long Island Corp. (The)	12,000	324,360
First United Corp.*	5,000	41,100
Flushing Financial Corp.	44,297	886,826
German American Bancorp, Inc.	13,000	380,510
Great Southern Bancorp, Inc.+	26,900	1,164,770
Hampton Roads Bankshares, Inc.*	386,754	734,833
Heartland Financial USA, Inc.	41,600	1,509,664
Heritage Commerce Corp.	28,100	318,654
Heritage Financial Corp.	60,260	1,134,093
Heritage Oaks Bancorp	200	1,592
HomeTrust Bancshares, Inc.*	2,961	54,927
Horizon Bancorp+	3,150	74,812
Independent Bank Corp., MA+	6,500	299,650
Independent Bank Corp., MI	75,625	1,116,225
International Bancshares Corp.	90,687	2,269,896
Lakeland Bancorp, Inc.	102,050	1,133,775
Landmark Bancorp, Inc.+	1,000	25,880

2	Quarterly Report | September 30, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Macatawa Bank Corp.+	13,200	$68,376
MainSource Financial Group, Inc.	67,400	1,372,264
MB Financial, Inc.	17,400	567,936
MBT Financial Corp.*	60,322	376,409
Mercantile Bank Corp.	31,600	656,648
Merchants Bancshares, Inc.	5,000	147,000
Metro Bancorp, Inc.	27,300	802,347
Middleburg Financial Corp.	21,400	376,640
MidSouth Bancorp, Inc.	22,500	263,250
MidWestOne Financial Group, Inc.	15,000	438,900
Monarch Financial Holdings, Inc.	13,662	169,272
MutualFirst Financial, Inc.	10,900	257,785
National Bankshares, Inc.+	2,500	77,775
National Penn Bancshares, Inc.	25,000	293,750
NBT Bancorp, Inc.	13,000	350,220
NewBridge Bancorp	7,000	59,710
Northrim BanCorp, Inc.+	30,445	880,774
OFG Bancorp	138,400	1,208,232
Old Line Bancshares, Inc.	50	813
Old National Bancorp	20,000	278,600
Old Second Bancorp, Inc.*+	54,750	341,093
Orrstown Financial Services, Inc.	16,800	283,248
Pacific Continental Corp.	55,500	738,705
Pacific Mercantile Bancorp*	20,000	134,600
Park Sterling Corp.	48,852	332,194
Parke Bancorp, Inc.+	300	3,747
Peapack Gladstone Financial Corp.	6,894	145,946
Peoples Bancorp, Inc.	29,200	607,068
Pinnacle Financial Partners, Inc.	18,700	923,967
Preferred Bank	35,700	1,128,120
Premier Financial Bancorp, Inc.	25,200	358,848
QCR Holdings, Inc.	2,000	43,740
Renasant Corp.	47,946	1,575,026
Republic Bancorp, Inc., Class A	21,550	529,053
Republic First Bancorp, Inc.*+	37,000	137,640
S&T Bancorp, Inc.	49,300	1,608,166
Salisbury Bancorp, Inc.+	1,183	34,130
Sandy Spring Bancorp, Inc.	24,000	628,320
SB Financial Group, Inc.	400	4,108
Shore Bancshares, Inc.	46,112	448,209
Sierra Bancorp	45,000	718,200

Industry Company	Shares	Value

Commercial Banks (continued)
South State Corp.	14,506	$1,115,076
Southern National Bancorp of Virginia, Inc.+	30,000	338,700
Southwest Bancorp, Inc.	32,900	539,889
State Bank Financial Corp.	97,384	2,013,901
Sun Bancorp, Inc.*	10,000	191,900
Sussex Bancorp+	15,000	187,350
Tompkins Financial Corp.	12,808	683,435
TowneBank+	10,000	188,500
Trico Bancshares	600	14,742
TriState Capital Holdings, Inc.*	50,000	623,500
Trustmark Corp.	32,100	743,757
Union Bankshares Corp.	60,966	1,463,184
United Community Banks, Inc.	35,650	728,686
United Security Bancshares, Inc.+	2,000	16,260
Univest Corp. of Pennsylvania	62,600	1,203,172
WesBanco, Inc.	70,273	2,210,086
Wilshire Bancorp, Inc.	40,000	420,400
Yadkin Financial Corp.	1	21

		77,536,941

Commercial Services & Supplies - 2.66%
ACCO Brands Corp.*+	333,000	2,354,310
Acme United Corp.	735	12,267
Brink’s Co. (The)	22,000	594,220
Command Security Corp.*	26,800	49,312
Ecology & Environment, Inc., Class A+	3,500	40,950
EnerNOC, Inc.*	124,100	980,390
Ennis, Inc.	136,892	2,376,445
Heritage-Crystal Clean, Inc.*	13,954	143,308
Kimball International, Inc., Class B	107,200	1,014,112
McGrath RentCorp	2,300	61,387
Multi-Color Corp.	22,400	1,713,376
Quad/Graphics, Inc.	149,300	1,806,530
RR Donnelley & Sons Co.	24,597	358,132
TRC Cos., Inc.*	10,600	125,398
Versar, Inc.*	8,600	29,842
Viad Corp.	17,400	504,426

		12,164,405

Communications Equipment - 1.29%
Bel Fuse, Inc., Class B+	18,500	359,640
Black Box Corp.	73,061	1,076,919
ClearOne, Inc.	27,500	323,950

www.bridgeway.com	3

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Communications Equipment (continued)
Communications Systems, Inc.	4,150	$34,611
Comtech Telecommunications Corp.	50,000	1,030,500
Finisar Corp.*	80,700	898,191
Harmonic, Inc.*	28,700	166,460
Infosonics Corp.*	15,000	18,750
NETGEAR, Inc.*	22,630	660,117
PC-Tel, Inc.	56,700	340,767
Polycom, Inc.*	92,300	967,304

		5,877,209

Computers & Peripherals - 0.45%
Concurrent Computer Corp.	53,600	253,528
Hutchinson Technology, Inc.*+	200,900	321,440
QLogic Corp.*	137,150	1,405,788
USA Technologies, Inc.*+	25,000	62,250

		2,043,006

Construction & Engineering - 0.81%
Aegion Corp.*	71,800	1,183,264
Goldfield Corp. (The)*	121,000	202,070
Great Lakes Dredge & Dock Corp.*	255,000	1,285,200
Integrated Electrical Services, Inc.*+	2,717	20,975
MYR Group, Inc.*	12,100	317,020
Northwest Pipe Co.*	33,295	434,833
Orion Marine Group, Inc.*	43,920	262,642

		3,706,004

Consumer Finance - 1.11%
Asta Funding, Inc.*	37,900	323,287
Cash America International, Inc.	25,700	718,829
Consumer Portfolio Services, Inc.*	97,000	483,060
Encore Capital Group, Inc.*+	10,000	370,000
Ezcorp, Inc., Class A*	67,800	418,326
Green Dot Corp., Class A*	72,000	1,267,200
Nelnet, Inc., Class A	21,900	757,959
Nicholas Financial, Inc.*+	25,000	324,500
Regional Management Corp.*	12,700	196,850
World Acceptance Corp.*+	7,700	206,668

		5,066,679

Distributors - 0.12%
AMCON Distributing Co.+	800	63,072

Industry Company	Shares	Value

Distributors (continued)
VOXX International Corp.*	63,870	$473,915
Weyco Group, Inc.	200	5,408

		542,395

Diversified Consumer Services - 0.73%
American Public Education, Inc.*	10,000	234,500
K12, Inc.*	70,600	878,264
Lincoln Educational Services Corp.	5,000	2,550
Regis Corp.*	168,150	2,202,765

		3,318,079

Diversified Financial Services - 0.98%
Enova International, Inc.*	9,333	95,383
Gain Capital Holdings, Inc.	47,599	346,521
Interactive Brokers Group, Inc., Class A	51,150	2,018,890
Marlin Business Services Corp.	2,100	32,319
PHH Corp.*	69,550	982,046
Resource America, Inc., Class A	10,291	68,435
Sterling Bancorp	58,384	868,170
Summit Financial Group, Inc.	2,115	24,872
Tiptree Financial, Inc., Class A	10,000	64,000

		4,500,636

Diversified Telecommunication Services - 1.08%
Alaska Communications Systems Group, Inc.*	226,900	496,911
Atlantic Tele-Network, Inc.	11,475	848,347
Hawaiian Telcom Holdco, Inc.*	44,500	924,710
Iridium Communications, Inc.*+	391,325	2,406,649
Premiere Global Services, Inc.*	20,700	284,418

		4,961,035

Electrical Equipment - 0.59%
Broadwind Energy, Inc.*	75,000	155,250
Encore Wire Corp.	16,500	539,055
General Cable Corp.	40,000	476,000
Highpower International, Inc.*+	25,923	58,845
II-VI, Inc.*	79,250	1,274,340
LSI Industries, Inc.	15,000	126,600

4	Quarterly Report | September 30, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electrical Equipment (continued)
Preformed Line Products Co.	1,000	$37,150
Ultralife Corp.*	7,350	43,292

		2,710,532

Electronic Equipment, Instruments & Components - 3.29%
Benchmark Electronics, Inc.*	112,200	2,441,472
Electro Rent Corp.	20,000	207,600
Fabrinet*	30,050	550,817
GSI Group, Inc.*	9,600	122,208
Insight Enterprises, Inc.*	64,800	1,675,080
Iteris, Inc.*	87,000	214,020
Key Tronic Corp.*	22,000	220,440
Kimball Electronics, Inc.*	50,400	601,272
Multi-Fineline Electronix, Inc.*	35,000	584,500
PAR Technology Corp.*	101,800	538,522
PCM, Inc.*	8,769	79,272
Planar Systems, Inc.*	10,000	58,000
Rofin-Sinar Technologies, Inc.*	20,000	518,600
Sanmina Corp.*	142,700	3,049,499
ScanSource, Inc.*	500	17,730
Sigmatron International, Inc.*	500	3,515
SMTC Corp.*	7,500	11,625
TTM Technologies, Inc.*	351,538	2,190,082
Vishay Precision Group, Inc.*	166,448	1,929,132
Wireless Telecom Group, Inc.*	10,000	15,100

		15,028,486

Energy Equipment & Services - 1.47%
Basic Energy Services, Inc.*+	43,800	144,540
C&J Energy Services, Ltd.*+	7,400	26,048
CARBO Ceramics, Inc.+	3,820	72,542
Checkpoint Systems, Inc.	17,000	123,250
ENGlobal Corp.*	83,200	86,528
Era Group, Inc.*	11,000	164,670
Gulf Island Fabrication, Inc.	13,503	142,187
Helix Energy Solutions Group, Inc.*	15,000	71,850
ION Geophysical Corp.*	50,000	19,500
Natural Gas Services Group, Inc.*	29,800	575,140
Newpark Resources, Inc.*	85,000	435,200
Parker Drilling Co.*	221,250	581,888
PHI, Inc.*	82,615	1,559,771

Industry Company	Shares	Value

Energy Equipment & Services (continued)
Pioneer Energy Services Corp.*	198,300	$416,430
SEACOR Holdings, Inc.*	31,000	1,854,110
Tesco Corp.	25,000	178,500
Unit Corp.*	22,000	247,720

		6,699,874

Food & Staples Retailing - 1.44%
Andersons, Inc. (The)	58,100	1,978,886
Ingles Markets, Inc., Class A	49,800	2,381,934
SpartanNash Co.	56,146	1,451,374
Village Super Market, Inc., Class A	1,709	40,349
Weis Markets, Inc.	17,500	730,625

		6,583,168

Food Products - 2.23%
Fresh Del Monte Produce, Inc.	88,000	3,476,880
John B. Sanfilippo & Son, Inc.	9,200	471,592
Omega Protein Corp.*	123,750	2,100,038
Post Holdings, Inc.*	52,000	3,073,200
Seneca Foods Corp., Class A*	40,100	1,056,635

		10,178,345

Health Care Equipment & Supplies - 0.39%
Exactech, Inc.*	17,500	305,025
Invacare Corp.	47,900	693,113
Kewaunee Scientific Corp.	3,000	49,050
Merit Medical Systems, Inc.*	20,000	478,200
Symmetry Surgical, Inc.*	31,250	278,125

		1,803,513

Health Care Providers & Services - 3.47%
Almost Family, Inc.*	14,600	584,730
Amedisys, Inc.*	93,950	3,567,281
Amsurg Corp.*	28,550	2,218,620
Five Star Quality Care, Inc.*	214,650	663,268
Healthways, Inc.*	10,000	111,200
InfuSystems Holdings, Inc.*+	36,100	98,553
Kindred Healthcare, Inc.	81,350	1,281,262
LHC Group, Inc.*	38,000	1,701,260
Magellan Health, Inc.*	26,225	1,453,652
National Healthcare Corp.+	13,000	791,570
PharMerica Corp.*	72,050	2,051,264
Premier, Inc., Class A*	12,500	429,625

www.bridgeway.com	5

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (continued)
Triple-S Management Corp., Class B*	50,800	$904,748

		15,857,033

Hotels, Restaurants & Leisure - 3.40%
Ambassadors Group, Inc.*	500	1,360
Century Casinos, Inc.*	57,400	353,010
Flanigan’s Enterprises, Inc.+	2,500	69,900
International Speedway Corp., Class A	76,456	2,425,184
Intrawest Resorts Holdings, Inc.*	79,300	686,738
Isle of Capri Casinos, Inc.*	96,200	1,677,728
Luby’s, Inc.*	207,600	1,031,772
Marcus Corp. (The)	130,150	2,517,101
Monarch Casino & Resort, Inc.*	29,400	528,318
Nevada Gold & Casinos, Inc.*	300	453
Penn National Gaming, Inc.*	133,800	2,245,164
Red Lion Hotels Corp.*	43,905	373,193
Ruby Tuesday, Inc.*	249,900	1,551,879
Speedway Motorsports, Inc.	114,900	2,073,945

		15,535,745

Household Durables - 1.31%
Bassett Furniture Industries, Inc.	80,500	2,241,925
CSS Industries, Inc.	53,100	1,398,654
Hooker Furniture Corp.	15,000	353,100
Lifetime Brands, Inc.	24,400	341,112
NACCO Industries, Inc., Class A	9,250	439,838
P&F Industries, Inc., Class A*+	696	6,751
William Lyon Homes, Class A*	10,000	206,000
ZAGG, Inc.*	145,700	989,303

		5,976,683

Household Products - 0.88%
Central Garden & Pet Co., Class A*	245,003	3,946,998
Oil-Dri Corp. of America	3,000	68,700

		4,015,698

Insurance - 10.17%
1347 Property Insurance Holdings, Inc.*+	17,500	127,750
Ambac Financial Group, Inc.*	81,000	1,172,070

Industry Company	Shares	Value

Insurance (continued)
American Equity Investment Life Holding Co.	94,850	$2,210,953
American Independence Corp.*+	1,800	18,180
AMERISAFE, Inc.	26,800	1,332,764
Argo Group International Holdings Ltd.	35,600	2,014,604
Baldwin & Lyons, Inc., Class B	25,900	562,030
Citizens, Inc.*+	13,040	96,757
Crawford & Co., Class A+	11,600	64,844
Donegal Group, Inc., Class A	26,900	378,214
EMC Insurance Group, Inc.	30,550	709,065
Employers Holdings, Inc.	91,300	2,035,077
Endurance Specialty Holdings Ltd.	21,900	1,336,557
FBL Financial Group, Inc., Class A	50,806	3,125,585
Federated National Holding Co.	37,288	895,658
Fidelity & Guaranty Life	40,800	1,001,232
First Acceptance Corp.*	140,000	378,000
Hallmark Financial Services, Inc.*	57,800	664,122
HCI Group, Inc.	18,000	697,860
Heritage Insurance Holdings, Inc.*	50,000	986,500
Horace Mann Educators Corp.	60,800	2,019,776
Independence Holding Co.	15,050	195,048
Infinity Property & Casualty Corp.	20,900	1,683,286
Investors Title Co.+	1,000	72,460
Kansas City Life Insurance Co.	7,000	328,930
Kingstone Cos., Inc.	4,300	37,281
Maiden Holdings, Ltd.	182,600	2,534,488
National Interstate Corp.	23,000	613,640
National Western Life
Insurance Co., Class A	5,614	1,250,238
Navigators Group, Inc. (The)*	37,200	2,900,856
OneBeacon Insurance Group Ltd., Class A	66,000	926,640
Safety Insurance Group, Inc.	24,000	1,299,600
Selective Insurance Group, Inc.	90,950	2,824,907
State Auto Financial Corp.	48,400	1,104,004
Stewart Information Services Corp.	62,150	2,542,557

6	Quarterly Report | September 30, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
Third Point Reinsurance Ltd.*+	70,000	$941,500
United Fire Group, Inc.	58,800	2,060,940
United Insurance Holdings Corp.	60,000	789,000
Universal Insurance Holdings, Inc.+	86,316	2,549,775

		46,482,748

Internet & Catalog Retail - 0.22%
CafePress, Inc.*	1,000	4,320
FTD Cos., Inc.*	25,380	756,324
Lands’ End, Inc.*+	10,000	270,100

		1,030,744

Internet Software & Services - 0.92%
Autobytel, Inc.*	11,000	184,470
Blucora, Inc.*	83,097	1,144,246
Demand Media, Inc.*+	40,000	166,800
Marchex, Inc., Class B	70,000	282,100
MeetMe, Inc.*	35,100	55,458
Monster Worldwide, Inc.*	264,200	1,696,164
RetailMeNot, Inc.*+	15,000	123,600
Synacor, Inc.*	25,000	33,750
United Online, Inc.*	41,429	414,290
Unwired Planet, Inc.*	10,000	7,250
YuMe, Inc.*+	35,700	92,463

		4,200,591

IT Services - 2.34%
CACI International, Inc., Class A*	30,924	2,287,448
CIBER, Inc.*	82,350	261,873
Edgewater Technology, Inc.*	51,100	374,052
Engility Holdings, Inc.	51,400	1,325,092
Everi Holdings, Inc.*	145,000	743,850
ManTech International Corp., Class A	108,800	2,796,160
ModusLink Global Solutions, Inc.*+	46,900	134,134
NCI, Inc., Class A*	62,804	833,409
Newtek Business Services Corp.	2,318	38,085
Sykes Enterprises, Inc.*	75,134	1,915,917

		10,710,020

Leisure Equipment & Products - 0.19%
Arctic Cat, Inc.	8,000	177,440
Johnson Outdoors, Inc., Class A	32,779	691,637

		869,077

Industry Company	Shares	Value

Machinery - 1.45%
American Railcar Industries, Inc.+	12,900	$466,464
Ampco-Pittsburgh Corp.	41,200	449,492
Briggs & Stratton Corp.	99,300	1,917,483
Chicago Rivet & Machine Co.+	1,000	25,000
Cleantech Solutions International, Inc.*+	11,500	12,995
Columbus McKinnon Corp.	5,400	98,064
Dynamic Materials Corp.+	20,100	191,754
Eastern Co. (The)	18,401	298,096
Hardinge, Inc.	75,000	688,500
Hurco Companies, Inc.	10,607	278,328
L.B. Foster Co., Class A	100	1,228
L.S. Starrett Co., Class A (The)	22,500	271,800
Supreme Industries, Inc., Class A	35,805	298,256
Titan International, Inc.+	136,000	898,960
TriMas Corp.*	20,000	327,000
Wabash National Corp.*	37,000	391,830
WSI Industries, Inc.+	1,300	6,578

		6,621,828

Marine - 0.03%
Navios Maritime Holdings, Inc.	43,500	108,315
Rand Logistics, Inc.*+	9,000	19,260

		127,575

Media - 2.23%
CTC Media, Inc.	3,800	6,650
Entercom Communications Corp., Class A*	220,225	2,237,486
Eros International PLC*+	24,700	671,593
Global Sources Ltd.*+	4,200	34,902
Harte-Hanks, Inc.	520,300	1,836,659
Insignia Systems, Inc.*	4,900	12,397
Media General, Inc.*+	40,000	559,600
New Media Investment Group, Inc.	13,300	205,618
Radio One, Inc., Class D*+	56,050	119,387
Reading International, Inc., Class A*	31,209	395,418
Saga Communications, Inc., Class A	6,765	227,372
Salem Media Group, Inc.	83,452	510,726
Scholastic Corp.	72,800	2,836,288
Sizmek, Inc.*	4,700	28,153

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Media (continued)
Townsquare Media, Inc., Class A*+	53,000	$517,810

		10,200,059

Metals & Mining - 1.35%
Carpenter Technology Corp.	15,600	464,412
Century Aluminum Co.*	147,100	676,660
Handy & Harman, Ltd.*	8,150	195,437
Haynes International, Inc.	21,900	828,696
Hecla Mining Co.+	467,000	919,990
Kaiser Aluminum Corp.	21,980	1,763,895
Materion Corp.	33,600	1,008,672
Noranda Aluminum Holding Corp.	3,358	5,507
Stillwater Mining Co.*	20,000	206,600
Synalloy Corp.	7,000	64,120
Thompson Creek Metals Co., Inc.*	3,500	1,529
Universal Stainless & Alloy Products, Inc.*+	1,508	15,955

		6,151,473

Multiline Retail - 0.21%
Fred’s, Inc., Class A	80,000	948,000

Oil, Gas & Consumable Fuels - 4.17%
Abraxas Petroleum Corp.*	180,200	230,656
Adams Resources & Energy, Inc.	19,100	783,100
Alon USA Energy, Inc.	70,850	1,280,259
Ardmore Shipping Corp.	40,000	483,200
Bill Barrett Corp.*+	15,000	49,500
Bonanza Creek Energy, Inc.*+	16,000	65,120
Callon Petroleum Co.*	293,900	2,142,531
Carrizo Oil & Gas, Inc.*	25,000	763,500
Clayton Williams Energy, Inc.*+	16,000	620,960
Cloud Peak Energy, Inc.*+	31,800	83,634
Contango Oil & Gas Co.*	5,000	38,000
DHT Holdings, Inc.	81,722	606,377
Earthstone Energy, Inc.*+	3,202	48,670
Frontline, Ltd.*+	176,500	474,785
Gastar Exploration, Inc.*	162,540	186,921
Golden Ocean Group Ltd.	1,000	2,460
Gran Tierra Energy, Inc.*	1,000	2,130
Green Plains, Inc.	90,200	1,755,292
Halcon Resources Corp.*	98,000	51,940
Hallador Energy Co.+	70,000	486,500
LinnCo LLC+	40,000	108,400
Matador Resources Co.*	55,000	1,140,700
Mexco Energy Corp.*+	6,000	15,000

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Navios Maritime Acquisition Corp.	135,000	$475,200
New Concept Energy, Inc.*	4,800	6,288
Nordic American Tankers Ltd.+	48,000	729,600
Northern Oil and Gas, Inc.*+	40,000	176,800
Pacific Ethanol, Inc.*+	1,000	6,490
PDC Energy, Inc.*	10,000	530,100
Penn Virginia Corp.*	2,000	1,060
Renewable Energy Group, Inc.*	208,885	1,729,568
REX American Resources Corp.*+	33,920	1,717,030
Sanchez Energy Corp.*+	30,000	184,500
Ship Finance International, Ltd.+	50,000	812,500
Stone Energy Corp.*	7,800	38,688
Teekay Tankers, Ltd.	135,000	931,500
Transatlantic Petroleum, Ltd.*	68,500	173,990
Triangle Petroleum Corp.*+	30,000	42,600
VAALCO Energy, Inc.*+	26,500	45,050
W&T Offshore, Inc.+	13,800	41,400

		19,061,999

Paper & Forest Products - 0.92%
Clearwater Paper Corp.*	15,500	732,220
Mercer International, Inc.	163,750	1,642,413
Orient Paper, Inc.*	76,593	117,187
PH Glatfelter Co.	44,900	773,178
Resolute Forest Products, Inc.*+	112,800	937,368

		4,202,366

Personal Products - 0.19%
Mannatech, Inc.*+	8,400	159,264
Natural Alternatives International, Inc.*+	6,400	40,256
Nutraceutical International Corp.*	28,700	677,607

		877,127

Professional Services - 2.96%
CBIZ, Inc.*	62,600	614,732
CDI Corp.	156,289	1,336,271
CRA International, Inc.*	86,300	1,862,354
FTI Consulting, Inc.*	47,800	1,984,178
Heidrick & Struggles International, Inc.	55,000	1,069,750
Hill International, Inc.*	50,100	164,328
ICF International, Inc.*	26,229	797,099

8	Quarterly Report | September 30, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Professional Services (continued)
Mistras Group, Inc.*	15,000	$192,750
Navigant Consulting, Inc.*	124,600	1,982,386
RPX Corp.*	224,300	3,077,396
VSE Corp.	11,800	472,826

		13,554,070

Real Estate Management & Development - 0.11%
Forestar Group, Inc.*	15,000	197,250
RE/MAX Holdings, Inc., Class A	1,168	42,025
St. Joe Co. (The)*+	15,000	286,950

		526,225

Road & Rail - 1.56%
ArcBest Corp.	57,300	1,476,621
Celadon Group, Inc.	32,700	523,854
Covenant Transportation Group, Inc., Class A*	70,300	1,263,291
Marten Transport, Ltd.	127,982	2,069,469
P.A.M. Transportation Services, Inc.*+	26,819	886,368
Providence & Worcester Railroad Co.+	531	8,411
USA Truck, Inc.*	51,436	886,242

		7,114,256

Semiconductors & Semiconductor Equipment - 3.77%
Advanced Energy Industries, Inc.*	44,400	1,167,720
Alpha & Omega Semiconductor Ltd.*+	114,500	891,955
Amkor Technology, Inc.*	162,600	730,074
AXT, Inc.*	100,000	192,000
Brooks Automation, Inc.	73,400	859,514
Cirrus Logic, Inc.*	29,800	938,998
Cohu, Inc.	5,000	49,300
Diodes, Inc.*	35,799	765,025
Fairchild Semiconductor International, Inc.*	128,000	1,797,120
FormFactor, Inc.*	15,000	101,700
GigOptix, Inc.*	60,000	105,000
Integrated Silicon Solution, Inc.	49,000	1,053,010
inTEST Corp.*+	55,000	232,100
IXYS Corp.	57,500	641,700
Kulicke & Soffa Industries, Inc.*	123,632	1,134,942
NeoPhotonics Corp.*+	50,000	340,500
OmniVision Technologies, Inc.*	79,100	2,077,166

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Pericom Semiconductor Corp.	40,000	$730,000
Photronics, Inc.*	205,050	1,857,753
Rudolph Technologies, Inc.*	39,600	493,020
SunEdison Semiconductor Ltd.*	40,000	421,600
Ultra Clean Holdings, Inc.*	85,700	491,918
Xcerra Corp.*	25,000	157,000

		17,229,115

Software - 1.03%
Ebix, Inc.+	110,000	2,745,600
Epiq Systems, Inc.	50,000	646,000
GSE Systems, Inc.*	22,500	33,525
Mind CTI Ltd.	20,000	55,000
Net 1 UEPS Technologies, Inc.*	28,400	475,416
NetSol Technologies, Inc.*	31,000	156,240
TeleCommunication Systems, Inc., Class A*	180,743	621,756

		4,733,537

Specialty Retail - 2.97%
Barnes & Noble Education, Inc.*	51,824	658,683
Barnes & Noble, Inc.+	82,000	993,020
Big 5 Sporting Goods Corp.	87,345	906,641
Children’s Place, Inc. (The)	500	28,835
Citi Trends, Inc.	28,900	675,682
Finish Line, Inc., Class A (The)	23,600	455,480
Genesco, Inc.*+	7,000	399,490
Haverty Furniture Cos., Inc.	12,700	298,196
hhgregg, Inc.*+	44,700	217,689
Pep Boys-Manny, Moe & Jack (The)*	52,900	644,851
Rent-A-Center, Inc.	72,000	1,746,000
Shoe Carnival, Inc.	37,700	897,260
Sonic Automotive, Inc., Class A	30,000	612,600
Stage Stores, Inc.+	122,055	1,201,021
Systemax, Inc.*	10,300	77,147
Tandy Leather Factory, Inc.*+	3,000	22,320
Tilly’s, Inc., Class A*	92,700	682,272
Trans World Entertainment Corp.*+	70,000	263,900
TravelCenters of America LLC*	219,400	2,266,402
West Marine, Inc.*	35,300	309,934

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Zumiez, Inc.*	15,500	$242,265

		13,599,688

Textiles, Apparel & Luxury Goods - 1.13%
Delta Apparel, Inc.*	10,000	176,300
Iconix Brand Group, Inc.*	24,000	324,480
Perry Ellis International, Inc.*	138,100	3,032,676
Rocky Brands, Inc.	20,800	295,152
Unifi, Inc.*	44,300	1,320,583

		5,149,191

Thrifts & Mortgage Finance - 4.29%
Astoria Financial Corp.	112,100	1,804,810
Bank Mutual Corp.	124,700	957,696
Berkshire Hills Bancorp, Inc.	50,565	1,392,560
Brookline Bancorp, Inc.	45,000	456,300
Cape Bancorp, Inc.	29,300	363,613
Cheviot Financial Corp.	3,893	53,762
Chicopee Bancorp, Inc.	12,500	200,500
Dime Community Bancshares, Inc.	42,100	711,490
ESSA Bancorp, Inc.	33,100	431,624
Federal Agricultural Mortgage Corp., Class C	21,500	557,495
First Defiance Financial Corp.	29,000	1,060,240
First Financial Northwest, Inc.+	35,182	425,350
Fox Chase Bancorp, Inc.	31,000	538,160
Hingham Institution for Savings+	30	3,481
HMN Financial, Inc.*+	23,800	277,508
Home Bancorp, Inc.	17,311	446,970
HomeStreet, Inc.*	1,000	23,100
HopFed Bancorp, Inc.	18,100	216,295
Lake Sunapee Bank Group+	2,000	29,040
Meta Financial Group, Inc.	7,900	329,983
NASB Financial, Inc.	4,410	123,480
Northwest Bancshares, Inc.+	107,266	1,394,458
Ocean Shore Holding Co.	14,200	228,336
OceanFirst Financial Corp.	39,900	687,078
Oritani Financial Corp.	74,400	1,162,128
Provident Financial Holdings, Inc.	26,600	446,348
Provident Financial Services, Inc.	69,700	1,359,150
Pulaski Financial Corp.	29,900	405,145
Riverview Bancorp, Inc.	87,000	413,250

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
Security National Financial Corp., Class A*	78,278	$529,942
SI Financial Group, Inc.	31,000	368,900
Territorial Bancorp, Inc.	21,200	552,048
Timberland Bancorp, Inc.+	9,000	97,830
TrustCo Bank Corp. - NY	55,000	321,200
United Community Bancorp+	11,800	176,410
United Community Financial Corp.	61,324	306,620
Westfield Financial, Inc.	53,081	406,070
WSFS Financial Corp.	12,000	345,720

		19,604,090

Trading Companies & Distributors - 1.77%
AeroCentury Corp.*+	1,300	13,260
Aircastle, Ltd.	130,700	2,693,727
CAI International, Inc.*	90,600	913,248
General Finance Corp.*+	168,500	623,450
Houston Wire & Cable Co.	24,000	152,160
Kaman Corp.	6,600	236,610
Rush Enterprises, Inc., Class A*	58,500	1,415,700
TAL International Group, Inc.	17,250	235,808
Titan Machinery, Inc.*+	49,500	568,260
Veritiv Corp.*	12,700	472,948
Willis Lease Finance Corp.*	48,400	786,984

		8,112,155

Transportation Infrastructure - 0.27%
Wesco Aircraft Holdings, Inc.*+	101,000	1,232,200

Wireless Telecommunication Services - 0.48%
Shenandoah Telecommuni-cations Co.	5,600	239,736
Spok Holdings, Inc.	118,864	1,956,501

		2,196,237

TOTAL COMMON STOCKS - 101.03%		461,874,330

(Cost $421,720,181)

RIGHTS - 0.01%
Leap Wireless CVR*Δ	32,900	41,454

TOTAL RIGHTS - 0.01%		41,454

(Cost $80,276)

10	Quarterly Report | September 30, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Industry Company		Shares	Value

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc.*		3,317	$1,692

TOTAL WARRANTS -0.00%			1,692

(Cost $105,563)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.10%
Dreyfus Cash Management Fund	0.04%	488,775	488,775

TOTAL MONEY MARKET FUND - 0.10%			488,775

(Cost $488,775)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.64%
Dreyfus Cash Management Fund**	0.04%	16,635,346	16,635,346

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.64%			16,635,346

(Cost $16,635,346)

TOTAL INVESTMENTS - 104.78%			$479,041,597
(Cost $439,030,141)
Liabilities in Excess of Other Assets - (4.78%)			(21,874,111)

NET ASSETS - 100.00%			$457,167,486

*    Non-income producing security.

**   This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2015.

^    Rate disclosed as of September 30, 2015.

Δ     Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+    This security or a portion of the security is out on loan as of September 30, 2015. Total loaned securities had a value of $16,360,296 as of September 30, 2015.

CVR - Contingent Value Right

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$461,874,330	$—	$—	$461,874,330
Rights	—	—	41,454	41,454
Warrants	1,692	—	—	1,692
Money Market Fund	—	488,775	—	488,775
Investments Purchased with Cash Proceeds from Securities Lending	—	16,635,346	—	16,635,346

TOTAL	$461,876,022	$17,124,121	$41,454	$479,041,597

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Rights	Total

Balance as of 06/30/2014	$41,454	$41,454
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of 09/30/2015	$41,454	$41,454

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2015	$—	$—

See Notes to Schedule of Investments.

www.bridgeway.com	11

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.11%
Aerospace & Defense - 1.50%
AAR Corp.	114,560	$2,173,203
Arotech Corp.*	101,300	134,729
Breeze-Eastern Corp.*	2,500	34,950
Cubic Corp.	10,000	419,400
DigitalGlobe, Inc.*	10,000	190,200
Ducommun, Inc.*	69,220	1,389,245
Erickson, Inc.*	1,500	4,695
LMI Aerospace, Inc.*	62,600	643,528
National Presto Industries, Inc.	9,435	794,993
Sypris Solutions, Inc.	8,004	9,685

		5,794,628

Air Freight & Logistics - 0.83%
Air T, Inc.*	6,700	119,260
Air Transport Services Group, Inc.*	291,526	2,492,547
Atlas Air Worldwide Holdings, Inc.*	17,300	597,888

		3,209,695

Airlines - 1.43%
Hawaiian Holdings, Inc.*+	135,600	3,346,608
Republic Airways Holdings, Inc.*	56,404	326,015
SkyWest, Inc.	110,600	1,844,808

		5,517,431

Auto Components - 1.84%
China Automotive Systems, Inc.*	28,500	151,620
China XD Plastics Co., Ltd.*	79,500	332,310
Cooper-Standard Holding, Inc.*	55,510	3,219,580
Fuel Systems Solutions, Inc.*+	6,402	30,922
Modine Manufacturing Co.*	40,000	314,800
Shiloh Industries, Inc.*+	15,000	121,500
SORL Auto Parts, Inc.*+	74,129	131,208
Spartan Motors, Inc.	88,600	365,918
Strattec Security Corp.	3,600	227,016
Superior Industries International, Inc.	118,700	2,217,316

		7,112,190

Beverages - 0.05%
MGP Ingredients, Inc.	12,300	196,923

Biotechnology - 0.02%
Enzon Pharmaceuticals, Inc.	93,500	90,695

Building Products - 1.05%
Alpha Pro Tech, Ltd.*	54,000	107,460

Industry Company	Shares	Value

Building Products (continued)
Gibraltar Industries, Inc.*	84,706	$1,554,355
Griffon Corp.	140,250	2,211,742
Universal Forest Products, Inc.	3,000	173,040

		4,046,597

Capital Markets - 0.90%
Arlington Asset Investment Corp., Class A+	3,700	51,985
Calamos Asset Management, Inc., Class A	69,700	660,756
FBR & Co.	11,775	240,445
INTL FCStone, Inc.*	26,900	664,161
Investment Technology Group, Inc.	61,000	813,740
KCG Holdings, Inc., Class A*	35,000	383,950
Oppenheimer Holdings, Inc., Class A	4,419	88,424
Piper Jaffray Cos.*	16,100	582,337

		3,485,798

Chemicals - 1.90%
American Vanguard Corp.	22,600	261,256
China Green Agriculture, Inc.+	36,800	62,965
Core Molding Technologies, Inc.*	8,900	164,205
FutureFuel Corp.	24,100	238,108
Gulf Resources, Inc.*	60,750	85,657
Intrepid Potash, Inc.*	50,000	277,000
KMG Chemicals, Inc.	38,200	736,878
Kraton Performance Polymers, Inc.*	54,875	982,263
Olin Corp.+	20,900	351,329
OMNOVA Solutions, Inc.*	51,800	286,972
Schulman (A.), Inc.	24,100	782,527
Stepan Co.	65,400	2,721,294
Tredegar Corp.	28,900	378,012

		7,328,466

Commercial Banks - 18.01%
1st Constitution Bancorp*	5,000	58,150
1st Source Corp.	57,750	1,778,700
Access National Corp.	5,600	114,072
American National Bankshares, Inc.	13,060	306,257
American River Bankshares*	20,744	200,180
AmeriServ Financial, Inc.	5,000	16,200
Bank of Commerce Holdings	47,900	276,862

12	Quarterly Report | September 30, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Banner Corp.	25,057	$1,196,973
Bar Harbor Bankshares	10,500	335,895
Baylake Corp.+	5,600	79,240
BBCN Bancorp, Inc.	2,600	39,052
BCB Bancorp, Inc.	11,300	112,435
Beneficial Bancorp, Inc.*	20,000	265,200
BNC Bancorp	74,956	1,666,272
Boston Private Financial Holdings, Inc.	10,000	117,000
BSB Bancorp, Inc.*	23,800	503,132
C&F Financial Corp.	2,400	87,840
Camden National Corp.	5,853	236,461
Capital City Bank Group, Inc.	47,950	715,414
Cardinal Financial Corp.	24,478	563,239
Central Pacific Financial Corp.	30,400	637,488
Central Valley Community Bancorp	21,000	253,890
Century Bancorp, Inc., Class A	14,300	582,868
Chemical Financial Corp.	60,300	1,950,705
Chemung Financial Corp.	3,000	85,500
Citizens & Northern Corp.	10,000	195,200
Civista Bancshares, Inc.	2,000	20,460
CNB Financial Corp.	31,900	579,623
Codorus Valley Bancorp, Inc.	3,989	81,735
Community Bankers Trust Corp.*	25,000	126,250
Community Trust Bancorp, Inc.	32,500	1,154,075
Customers Bancorp, Inc.*	20,000	514,000
Eastern Virginia Bankshares, Inc.+	7,051	47,594
Enterprise Bancorp, Inc.	175	3,670
Farmers Capital Bank Corp.*	13,400	332,990
Farmers National Banc Corp.+	150	1,233
Fidelity Southern Corp.	16,200	342,468
Financial Institutions, Inc.	40,300	998,634
First Bancorp	51,600	877,200
First Bancorp, Inc.	11,800	225,380
First BanCorp.*	146,000	519,760
First Busey Corp.	37,166	738,488
First Commonwealth Financial Corp.	121,200	1,101,708
First Community Bancshares, Inc.	44,100	789,390
First Connecticut Bancorp, Inc.	4,800	77,376

Industry Company	Shares	Value

Commercial Banks (continued)
First Financial Bancorp	68,337	$1,303,870
First Financial Corp.	38,830	1,256,150
First Internet Bancorp	1,200	38,340
First Interstate BancSystem, Inc., Class A	94,600	2,633,664
First Merchants Corp.	71,000	1,861,620
First Midwest Bancorp, Inc.	115,900	2,032,886
First of Long Island Corp. (The)	18,000	486,540
Flushing Financial Corp.	43,300	866,866
German American Bancorp, Inc.	12,500	365,875
Great Southern Bancorp, Inc.	39,850	1,725,505
Hampton Roads Bankshares, Inc.*	265,225	503,927
Heartland Financial USA, Inc.	10,950	397,375
Heritage Commerce Corp.	30,000	340,200
Heritage Financial Corp.	40,502	762,248
Heritage Oaks Bancorp	200	1,592
HomeTrust Bancshares, Inc.*	50,000	927,500
Horizon Bancorp	20,363	483,621
Independent Bank Corp., MA	11,000	507,100
Independent Bank Corp., MI	80,500	1,188,180
International Bancshares Corp.	89,200	2,232,676
Lakeland Bancorp, Inc.	104,940	1,165,883
Landmark Bancorp, Inc.+	2,000	51,760
LCNB Corp.	1,500	24,285
Macatawa Bank Corp.	12,550	65,009
MainSource Financial Group, Inc.	41,500	844,940
MB Financial, Inc.	8,700	283,968
MBT Financial Corp.*	62,011	386,949
Mercantile Bank Corp.	2,000	41,560
Merchants Bancshares, Inc.	5,000	147,000
Metro Bancorp, Inc.	26,250	771,488
Middleburg Financial Corp.	22,463	395,349
MidSouth Bancorp, Inc.	23,300	272,610
MidWestOne Financial Group, Inc.	12,000	351,120
Monarch Financial Holdings, Inc.	12,538	155,346
MutualFirst Financial, Inc.	8,700	205,755
National Bankshares, Inc.+	1,000	31,110
NBT Bancorp, Inc.	20,932	563,908
Northrim BanCorp, Inc.	24,073	696,432
Norwood Financial Corp.+	1,000	29,000

www.bridgeway.com	13

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued) Commercial Banks (continued)
OFG Bancorp	4,200	$36,666
Old Line Bancshares, Inc.	50	813
Old National Bancorp	30,600	426,258
Old Second Bancorp, Inc.*	30,050	187,212
Orrstown Financial Services, Inc.	16,700	281,562
Pacific Continental Corp.	56,600	753,346
Pacific Mercantile Bancorp*	20,000	134,600
Park Sterling Corp.	50,298	342,026
Parke Bancorp, Inc.+	1,200	14,988
Peapack Gladstone Financial Corp.	468	9,908
Peoples Bancorp, Inc.	28,550	593,555
Pinnacle Financial Partners, Inc.	16,050	793,031
Preferred Bank	36,000	1,137,600
Premier Financial Bancorp, Inc.	26,066	371,180
QCR Holdings, Inc.	27,300	597,051
Renasant Corp.	70,004	2,299,631
Republic Bancorp, Inc., Class A	25,700	630,935
S&T Bancorp, Inc.	30,700	1,001,434
Salisbury Bancorp, Inc.	1,183	34,130
Sandy Spring Bancorp, Inc.	14,300	374,374
Shore Bancshares, Inc.	30,000	291,600
Sierra Bancorp	42,200	673,512
South State Corp.	16,911	1,299,949
Southern National Bancorp of Virginia, Inc.	35,000	395,150
Southwest Bancorp, Inc.	23,900	392,199
State Bank Financial Corp.	39,300	812,724
Summit State Bank	5,000	65,500
Sun Bancorp, Inc.*	10,000	191,900
Sussex Bancorp+	15,000	187,350
Tompkins Financial Corp.	8,400	448,224
TowneBank+	32,222	607,385
Trico Bancshares	200	4,914
TriState Capital Holdings, Inc.*	50,000	623,500
Trustmark Corp.	20,800	481,936
Union Bankshares Corp.	58,628	1,407,072
United Community Banks, Inc.	57,770	1,180,819
Univest Corp. of Pennsylvania	39,200	753,424
WesBanco, Inc.	66,385	2,087,808
Wilshire Bancorp, Inc.	25,000	262,750

		69,493,482

Commercial Services & Supplies - 3.31%
ACCO Brands Corp.*	339,800	2,402,386

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Acme United Corp.	2,000	$33,380
Brink’s Co. (The)	22,500	607,725
Command Security Corp.*	17,800	32,752
Ecology & Environment, Inc., Class A	2,811	32,889
EnerNOC, Inc.*	148,100	1,169,990
Ennis, Inc.	149,265	2,591,240
Heritage-Crystal Clean, Inc.*	14,246	146,306
Kimball International, Inc., Class B	103,800	981,948
McGrath RentCorp	17,000	453,730
Quad/Graphics, Inc.	150,300	1,818,630
RR Donnelley & Sons Co.	6,938	101,017
TRC Cos., Inc.*	51,400	608,062
Versar, Inc.*	35,000	121,450
Viad Corp.	57,894	1,678,347

		12,779,852

Communications Equipment - 1.28%
Bel Fuse, Inc., Class B	63,600	1,236,384
Black Box Corp.	46,164	680,457
Blonder Tongue Laboratories*	17,859	11,251
ClearOne, Inc.	26,500	312,170
Communications Systems, Inc.	4,950	41,283
Comtech Telecommuni-cations Corp.	29,215	602,121
Finisar Corp.*	30,300	337,239
Harmonic, Inc.*	99,100	574,780
KVH Industries, Inc.*	14,300	143,000
NETGEAR, Inc.*	15,000	437,550
PC-Tel, Inc.	56,000	336,560
Polycom, Inc.*	20,800	217,984

		4,930,779

Computers & Peripherals - 0.18%
Concurrent Computer Corp.	3,400	16,082
Datalink Corp.*	500	2,985
Hutchinson Technology, Inc.*	5,500	8,800
QLogic Corp.*	58,100	595,525
USA Technologies, Inc.*	30,000	74,700

		698,092

Construction & Engineering - 0.96%
Aegion Corp.*	120,300	1,982,544
Goldfield Corp. (The)*	114,000	190,380
Great Lakes Dredge & Dock Corp.*	99,550	501,732
Integrated Electrical Services, Inc.*	3,600	27,792

14	Quarterly Report | September 30, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Construction & Engineering (continued)
MYR Group, Inc.*	15,000	$393,000
Northwest Pipe Co.*	19,000	248,140
Orion Marine Group, Inc.*	58,000	346,840

		3,690,428

Consumer Finance - 0.90%
Asta Funding, Inc.*	10,350	88,285
Cash America International, Inc.	24,900	696,453
Consumer Portfolio Services, Inc.*	116,650	580,917
Encore Capital Group, Inc.*+	10,000	370,000
Ezcorp, Inc., Class A*	6,100	37,637
Green Dot Corp., Class A*	21,800	383,680
Nicholas Financial, Inc.*	25,000	324,500
Regional Management Corp.*	52,100	807,550
World Acceptance Corp.*+	7,000	187,880

		3,476,902

Distributors - 0.12%
AMCON Distributing Co.	800	63,072
VOXX International Corp.*	54,566	404,880

		467,952

Diversified Consumer Services - 0.55%
American Public Education, Inc.*	8,000	187,600
K12, Inc.*	63,500	789,940
Lincoln Educational Services Corp.	91,300	46,563
Regis Corp.*	83,250	1,090,575
Universal Technical Institute, Inc.	5,000	17,550

		2,132,228

Diversified Financial Services - 1.45%
Enova International, Inc.*	22,783	232,842
Gain Capital Holdings, Inc.	39,900	290,472
Interactive Brokers Group, Inc., Class A	68,750	2,713,562
Marlin Business Services Corp.	5,775	88,877
PHH Corp.*	46,000	649,520
Resource America, Inc., Class A	35,900	238,735
Sterling Bancorp	87,576	1,302,255
Tiptree Financial, Inc., Class A+	10,000	64,000

		5,580,263

Industry Company	Shares	Value

Diversified Telecommunication Services - 1.53%
Alaska Communications Systems Group, Inc.*	313,487	$686,537
Atlantic Tele-Network, Inc.	24,200	1,789,106
Hawaiian Telcom Holdco, Inc.*	45,400	943,412
Iridium Communications, Inc.*+	367,125	2,257,819
Premiere Global Services, Inc.*	15,800	217,092

		5,893,966

Electrical Equipment - 0.47%
Broadwind Energy, Inc.*	6,075	12,575
Encore Wire Corp.	6,500	212,355
General Cable Corp.	25,000	297,500
Highpower International, Inc.*	25,922	58,843
II-VI, Inc.*	63,404	1,019,536
LSI Industries, Inc.	15,000	126,600
Preformed Line Products Co.	1,200	44,580
Ultralife Corp.*	8,350	49,182

		1,821,171

Electronic Equipment, Instruments & Components - 3.64%
Benchmark Electronics, Inc.*	105,500	2,295,680
Electro Rent Corp.	27,503	285,481
Fabrinet*	60,150	1,102,550
GSI Group, Inc.*	11,000	140,030
Insight Enterprises, Inc.*	44,883	1,160,226
Iteris, Inc.*	65,000	159,900
Key Tronic Corp.*	11,900	119,238
Kimball Electronics, Inc.*	59,100	705,063
Multi-Fineline Electronix, Inc.*	47,100	786,570
PAR Technology Corp.*	98,400	520,536
PCM, Inc.*	82,175	742,862
Planar Systems, Inc.*	2,100	12,180
Plexus Corp.*	500	19,290
Rofin-Sinar Technologies, Inc.*	9,329	241,901
Sanmina Corp.*	149,100	3,186,267
SMTC Corp.*	13,500	20,925
TTM Technologies, Inc.*	348,615	2,171,871
Vishay Precision Group, Inc.*	31,667	367,021
Wireless Telecom Group, Inc.*	10,000	15,100

		14,052,691

www.bridgeway.com	15

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy Equipment & Services - 1.02%
Basic Energy Services, Inc.*+	35,700	$117,810
C&J Energy Services, Ltd.*+	30,000	105,600
CARBO Ceramics, Inc.+	500	9,495
Checkpoint Systems, Inc.	24,500	177,625
ENGlobal Corp.*	86,300	89,752
Era Group, Inc.*	11,500	172,155
Forum Energy Technologies, Inc.*	25,000	305,250
Gulf Island Fabrication, Inc.	10,100	106,353
Helix Energy Solutions Group, Inc.*	15,000	71,850
ION Geophysical Corp.*	140,000	54,600
Natural Gas Services Group, Inc.*	26,305	507,687
Newpark Resources, Inc.*	12,500	64,000
Parker Drilling Co.*	50,000	131,500
PHI, Inc.*	28,735	542,517
Pioneer Energy Services Corp.*	63,700	133,770
SEACOR Holdings, Inc.*	20,000	1,196,200
Tesco Corp.	10,500	74,970
Unit Corp.*	6,300	70,938

		3,932,072

Food & Staples Retailing - 1.56%
Andersons, Inc. (The)	32,700	1,113,762
Ingles Markets, Inc., Class A	50,950	2,436,938
SpartanNash Co.	60,860	1,573,231
Village Super Market, Inc., Class A	1,100	25,971
Weis Markets, Inc.	20,700	864,225

		6,014,127

Food Products - 1.88%
Fresh Del Monte Produce, Inc.	90,800	3,587,508
Omega Protein Corp.*	123,650	2,098,341
Post Holdings, Inc.*	23,700	1,400,670
Seneca Foods Corp., Class A*	6,650	175,228

		7,261,747

Health Care Equipment & Supplies - 0.29%
Electromed, Inc.*	10,000	18,000
Exactech, Inc.*	17,500	305,025
Fonar Corp.*	2,000	26,820
Invacare Corp.	12,000	173,640
Kewaunee Scientific Corp.	2,500	40,875
Merit Medical Systems, Inc.*	18,100	432,771
Symmetry Surgical, Inc.*	13,200	117,480

		1,114,611

Industry Company	Shares	Value

Health Care Providers & Services - 2.74%
Amedisys, Inc.*	43,710	$1,659,669
Amsurg Corp.*	17,200	1,336,612
Five Star Quality Care, Inc.*	51,650	159,598
Healthways, Inc.*	24,500	272,440
InfuSystems Holdings, Inc.*	35,178	96,036
Kindred Healthcare, Inc.	101,700	1,601,775
LHC Group, Inc.*	16,500	738,705
Magellan Health, Inc.*	27,125	1,503,539
National Healthcare Corp.+	8,920	543,139
PharMerica Corp.*	56,300	1,602,861
Premier, Inc., Class A*	13,000	446,810
Triple-S Management Corp., Class B*	34,100	607,321

		10,568,505

Hotels, Restaurants & Leisure - 3.33%
Flanigan’s Enterprises, Inc.+	2,500	69,900
International Speedway Corp., Class A	75,760	2,403,107
Intrawest Resorts Holdings, Inc.*	25,000	216,500
Luby’s, Inc.*	179,100	890,127
Marcus Corp. (The)	136,454	2,639,020
Monarch Casino & Resort, Inc.*	38,900	699,033
Nevada Gold & Casinos, Inc.*	10,000	15,100
Penn National Gaming, Inc.*	125,500	2,105,890
Red Lion Hotels Corp.*	80,695	685,908
Ruby Tuesday, Inc.*	232,200	1,441,962
Speedway Motorsports, Inc.	92,863	1,676,177

		12,842,724

Household Durables - 1.39%
Bassett Furniture Industries, Inc.	52,959	1,474,908
CSS Industries, Inc.	51,558	1,358,038
Hooker Furniture Corp.	15,000	353,100
Lifetime Brands, Inc.	24,999	349,486
NACCO Industries, Inc., Class A	11,450	544,448
P&F Industries, Inc., Class A*+	492	4,772
William Lyon Homes, Class A*	15,000	309,000
ZAGG, Inc.*	144,000	977,760

		5,371,512

Household Products - 0.93%
Central Garden & Pet Co., Class A*	221,400	3,566,754

16	Quarterly Report | September 30, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance - 9.90%
1347 Property Insurance Holdings, Inc.*+	17,500	$127,750
Ambac Financial Group, Inc.*	3,000	43,410
American Equity Investment Life Holding Co.	44,250	1,031,467
American Independence Corp.*	16,800	169,680
AMERISAFE, Inc.	56,500	2,809,745
Argo Group International Holdings Ltd.	20,787	1,176,336
Baldwin & Lyons, Inc., Class B	32,200	698,740
Citizens, Inc.*+	14,800	109,816
Donegal Group, Inc., Class A	57,100	802,826
EMC Insurance Group, Inc.	26,025	604,040
Employers Holdings, Inc.	61,900	1,379,751
Endurance Specialty Holdings Ltd.	20,744	1,266,006
FBL Financial Group, Inc., Class A	45,666	2,809,372
Federated National Holding Co.	38,012	913,048
Fidelity & Guaranty Life	45,000	1,104,300
First Acceptance Corp.*	145,000	391,500
Hallmark Financial Services, Inc.*	50,158	576,315
HCI Group, Inc.	10,000	387,700
Heritage Insurance Holdings, Inc.*	20,000	394,600
Horace Mann Educators Corp.	74,950	2,489,839
Independence Holding Co.	14,950	193,752
Infinity Property & Casualty Corp.	9,200	740,968
Investors Title Co.	1,000	72,460
Kansas City Life Insurance Co.	24,900	1,170,051
Kingstone Cos., Inc.	4,000	34,680
Maiden Holdings, Ltd.	167,450	2,324,206
MBIA, Inc.*	42,100	255,968
National Interstate Corp.	16,000	426,880
National Western Life Insurance Co., Class A	5,350	1,191,445
Navigators Group, Inc. (The)*	37,650	2,935,947
OneBeacon Insurance Group Ltd., Class A	45,000	631,800
Safety Insurance Group, Inc.	31,800	1,721,970
Selective Insurance Group, Inc.	50,100	1,556,106

Industry Company	Shares	Value

Insurance (continued)
State Auto Financial Corp.	15,000	$342,150
Stewart Information Services Corp.	45,950	1,879,815
Third Point Reinsurance Ltd.*	45,500	611,975
United Fire Group, Inc.	60,900	2,134,545
United Insurance Holdings Corp.+	53,400	702,210

		38,213,169

Internet & Catalog Retail - 0.32%
CafePress, Inc.*	1,000	4,320
FTD Cos., Inc.*	27,160	809,368
Lands’ End, Inc.*+	16,000	432,160

		1,245,848

Internet Software & Services - 0.91%
Autobytel, Inc.*	10,600	177,762
Blucora, Inc.*	45,000	619,650
Demand Media, Inc.*	15,000	62,550
Marchex, Inc., Class B	88,000	354,640
MeetMe, Inc.*	41,731	65,935
Monster Worldwide, Inc.*	265,000	1,701,300
RetailMeNot, Inc.*+	10,000	82,400
United Online, Inc.*	42,399	423,990
Unwired Planet, Inc.*	10,000	7,250

		3,495,477

IT Services - 2.11%
CACI International, Inc., Class A*	28,951	2,141,505
CIBER, Inc.*	157,501	500,853
Edgewater Technology, Inc.*	11,710	85,717
Engility Holdings, Inc.	36,950	952,571
ManTech International Corp., Class A	78,882	2,027,267
ModusLink Global Solutions, Inc.*+	55,300	158,158
NCI, Inc., Class A*	60,700	805,489
Newtek Business Services Corp.	2,400	39,432
Sykes Enterprises, Inc.*	56,750	1,447,125

		8,158,117

Leisure Equipment & Products - 0.39%
Arctic Cat, Inc.	7,100	157,478
Johnson Outdoors, Inc., Class A	63,850	1,347,235

		1,504,713

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Machinery - 1.77%
American Railcar Industries, Inc.+	10,000	$361,600
Ampco-Pittsburgh Corp.	17,905	195,344
Art’s-Way Manufacturing Co. Inc.	5,000	18,250
Briggs & Stratton Corp.	169,450	3,272,079
Chicago Rivet & Machine Co.	1,000	25,000
Cleantech Solutions International, Inc.*+	12,000	13,560
Columbus McKinnon Corp.	21,300	386,808
Dynamic Materials Corp.	100	954
Eastern Co. (The)	20,104	325,685
Hardinge, Inc.	71,200	653,616
Hurco Companies, Inc.	3,765	98,794
Hyster-Yale Materials Handling, Inc.	2,700	156,141
L.B. Foster Co., Class A	8,900	109,292
L.S. Starrett Co., Class A (The)	22,700	274,216
Supreme Industries, Inc., Class A	30,450	253,649
THT Heat Transfer Technology, Inc.*	4,400	2,508
TriMas Corp.*	19,500	318,825
Wabash National Corp.*	35,000	370,650
WSI Industries, Inc.+	1,000	5,060

		6,842,031

Marine - 0.00%
Rand Logistics, Inc.*	6,600	14,124

Media - 1.69%
CTC Media, Inc.	3,200	5,600
Entercom Communications Corp., Class A*	95,405	969,315
Eros International PLC*+	19,300	524,767
Global Sources Ltd.*+	5,000	41,550
Harte-Hanks, Inc.	67,500	238,275
Journal Media Group, Inc.	683	5,123
New Media Investment Group, Inc.	13,000	200,980
Reading International, Inc., Class A*	70,400	891,968
Salem Media Group, Inc.	25,700	157,284
Scholastic Corp.	75,950	2,959,012
Townsquare Media, Inc., Class A*+	52,600	513,902

		6,507,776

Metals & Mining - 2.43%
Carpenter Technology Corp.	12,600	375,102

Industry Company	Shares	Value

Metals & Mining (continued)
Century Aluminum Co.*	107,900	$496,340
Handy & Harman, Ltd.*	30,300	726,594
Haynes International, Inc.	15,200	575,168
Hecla Mining Co.	749,000	1,475,530
Kaiser Aluminum Corp.	26,700	2,142,675
Materion Corp.	56,700	1,702,134
Noranda Aluminum Holding Corp.	14,800	24,272
Schnitzer Steel Industries, Inc., Class A	101,200	1,370,248
Stillwater Mining Co.*	24,465	252,723
Synalloy Corp.	7,000	64,120
Thompson Creek Metals Co., Inc.*	10,000	4,369
Universal Stainless & Alloy Products, Inc.*	16,200	171,396

		9,380,671

Multiline Retail - 0.27%
Fred’s, Inc., Class A	88,950	1,054,057

Oil, Gas & Consumable Fuels - 3.40%
Abraxas Petroleum Corp.*	81,600	104,448
Adams Resources & Energy, Inc.	8,600	352,600
Alon USA Energy, Inc.	115,000	2,078,050
Ardmore Shipping Corp.	9,500	114,760
Bill Barrett Corp.*+	20,000	66,000
Bonanza Creek Energy, Inc.*	5,000	20,350
Callon Petroleum Co.*	56,300	410,427
Carrizo Oil & Gas, Inc.*	20,000	610,800
Clayton Williams Energy, Inc.*+	13,100	508,411
Cloud Peak Energy, Inc.*+	20,000	52,600
Contango Oil & Gas Co.*	15,000	114,000
DHT Holdings, Inc.	39,000	289,380
Earthstone Energy, Inc.*+	4,000	60,800
GasLog Ltd.+	34,500	331,890
Golden Ocean Group Ltd.	1,000	2,460
Gran Tierra Energy, Inc.*	60,200	128,226
Green Plains, Inc.	96,450	1,876,917
Hallador Energy Co.+	71,600	497,620
LinnCo LLC+	35,000	94,850
Matador Resources Co.*	59,500	1,234,030
Mexco Energy Corp.*+	6,000	15,000
New Concept Energy, Inc.*	3,600	4,716
Northern Oil and Gas, Inc.*+	15,000	66,300
Pacific Ethanol, Inc.*+	800	5,192
PDC Energy, Inc.*	13,100	694,431
Penn Virginia Corp.*+	16,000	8,480

18	Quarterly Report | September 30, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Renewable Energy Group, Inc.*	112,509	$931,575
REX American Resources Corp.*	25,250	1,278,155
Sanchez Energy Corp.*+	14,000	86,100
Ship Finance International, Ltd.+	54,900	892,125
Stone Energy Corp.*+	9,700	48,112
Transatlantic Petroleum, Ltd.*+	10,000	25,400
Triangle Petroleum Corp.*+	15,000	21,300
VAALCO Energy, Inc.*	30,500	51,850
W&T Offshore, Inc.+	11,600	34,800

		13,112,155

Paper & Forest Products - 0.60%
Clearwater Paper Corp.*	4,100	193,684
Mercer International, Inc.	89,950	902,199
Orient Paper, Inc.*	200	306
PH Glatfelter Co.	24,600	423,612
Resolute Forest Products, Inc.*+	94,700	786,957

		2,306,758

Personal Products - 0.28%
Mannatech, Inc.*+	25,700	487,272
Natural Alternatives International, Inc.*+	6,000	37,740
Nutraceutical International Corp.*	23,250	548,933

		1,073,945

Professional Services - 2.58%
CBIZ, Inc.*	47,000	461,540
CDI Corp.	35,700	305,235
CRA International, Inc.*	18,200	392,756
FTI Consulting, Inc.*	36,500	1,515,115
Heidrick & Struggles International, Inc.	55,440	1,078,308
Hill International, Inc.*	100,300	328,984
ICF International, Inc.*	15,000	455,850
Navigant Consulting, Inc.*	170,900	2,719,019
RPX Corp.*	150,496	2,064,805
VSE Corp.	15,830	634,308

		9,955,920

Real Estate Management & Development - 0.15%
Farmland Partners, Inc.+	3,800	39,900
Forestar Group, Inc.*	500	6,575

Industry Company	Shares	Value

Real Estate Management & Development (continued)
RE/MAX Holdings, Inc., Class A	6,500	$233,870
St. Joe Co. (The)*+	15,000	286,950

		567,295

Road & Rail - 1.34%
ArcBest Corp.	57,800	1,489,506
Celadon Group, Inc.	23,000	368,460
Covenant Transportation Group, Inc., Class A*	67,550	1,213,873
Marten Transport, Ltd.	50,466	816,035
P.A.M. Transportation Services, Inc.*	27,527	909,767
USA Truck, Inc.*	21,435	369,325

		5,166,966

Semiconductors & Semiconductor Equipment - 2.95%
Advanced Energy Industries, Inc.*	23,000	604,900
Alpha & Omega Semiconductor Ltd.*	61,905	482,240
Amkor Technology, Inc.*	165,200	741,748
AXT, Inc.*	25,000	48,000
Brooks Automation, Inc.	60,000	702,600
Cirrus Logic, Inc.*	30,500	961,055
Cohu, Inc.	30,000	295,800
Diodes, Inc.*	17,200	367,564
Fairchild Semiconductor International, Inc.*	52,400	735,696
FormFactor, Inc.*	15,000	101,700
GigOptix, Inc.*	65,000	113,750
inTEST Corp.*+	54,500	229,990
IXYS Corp.	39,000	435,240
Kulicke & Soffa Industries, Inc.*	100,300	920,754
OmniVision Technologies, Inc.*	81,800	2,148,068
Photronics, Inc.*	171,470	1,553,518
Rudolph Technologies, Inc.*	31,100	387,195
Sigma Designs, Inc.*	3,800	26,182
Ultra Clean Holdings, Inc.*	57,000	327,180
Xcerra Corp.*	30,000	188,400

		11,371,580

Software - 0.61%
Ebix, Inc.+	40,000	998,400
Epiq Systems, Inc.	30,000	387,600
GSE Systems, Inc.*	22,500	33,525
Mind CTI Ltd.	25,000	68,750

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Software (continued)
Net 1 UEPS Technologies, Inc.*	35,700	$597,618
NetSol Technologies, Inc.*	16,680	84,067
TeleCommunication Systems, Inc., Class A*	57,900	199,176

		2,369,136

Specialty Retail - 3.66%
Barnes & Noble Education, Inc.*	50,560	642,618
Barnes & Noble, Inc.	122,300	1,481,053
Big 5 Sporting Goods Corp.	35,003	363,331
Children’s Place, Inc. (The)	300	17,301
Christopher & Banks Corp.*	89,200	99,012
Citi Trends, Inc.	51,150	1,195,887
Finish Line, Inc., Class A (The)	57,100	1,102,030
Genesco, Inc.*	5,000	285,350
Haverty Furniture Cos., Inc.	30,300	711,444
hhgregg, Inc.*+	38,500	187,495
Pep Boys-Manny, Moe & Jack (The)*	95,700	1,166,583
Rent-A-Center, Inc.	30,700	744,475
Shoe Carnival, Inc.	33,100	787,780
Sonic Automotive, Inc., Class A	63,600	1,298,712
Stage Stores, Inc.	245	2,411
Systemax, Inc.*	3,000	22,470
Tilly’s, Inc., Class A*	47,013	346,016
Trans World Entertainment Corp.*	30,000	113,100
TravelCenters of America LLC*	197,050	2,035,527
West Marine, Inc.*	86,000	755,080
Zumiez, Inc.*	48,400	756,492

		14,114,167

Textiles, Apparel & Luxury Goods - 0.91%
Delta Apparel, Inc.*	13,200	232,716
Iconix Brand Group, Inc.*	2,000	27,040
Perry Ellis International, Inc.*	135,184	2,968,641
Rocky Brands, Inc.	19,550	277,415

		3,505,812

Thrifts & Mortgage Finance - 4.35%
Astoria Financial Corp.	120,900	1,946,490
Bank Mutual Corp.	121,800	935,424
Berkshire Hills Bancorp, Inc.	30,970	852,914
Brookline Bancorp, Inc.	30,000	304,200
Cape Bancorp, Inc.	26,100	323,901
Cheviot Financial Corp.	1,200	16,572
Chicopee Bancorp, Inc.	12,500	200,500

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
Dime Community Bancshares, Inc.	15,000	$253,500
ESSA Bancorp, Inc.	35,000	456,400
Federal Agricultural Mortgage Corp., Class C	7,500	194,475
First Defiance Financial Corp.	29,150	1,065,724
First Financial Northwest, Inc.	26,400	319,176
Fox Chase Bancorp, Inc.	10,500	182,280
Hingham Institution for Savings	1,143	132,622
Home Bancorp, Inc.	15,597	402,715
HopFed Bancorp, Inc.	23,500	280,825
Lake Sunapee Bank Group	2,000	29,040
Laporte Bancorp, Inc.+	11,000	161,920
Meta Financial Group, Inc.	11,500	480,355
Northwest Bancshares, Inc.	44,837	582,881
Ocean Shore Holding Co.	14,800	237,984
OceanFirst Financial Corp.	50,488	869,403
Oritani Financial Corp.	50,000	781,000
Provident Financial Holdings, Inc.	26,600	446,348
Provident Financial Services, Inc.	67,400	1,314,300
Prudential Bancorp, Inc.	957	13,790
Pulaski Financial Corp.	800	10,840
Riverview Bancorp, Inc.	72,478	344,271
Security National Financial Corp., Class A*	13,020	88,145
SI Financial Group, Inc.	30,000	357,000
Territorial Bancorp, Inc.	21,900	570,276
Timberland Bancorp, Inc.	7,000	76,090
United Community Bancorp+	10,000	149,500
United Community Financial Corp.	39,163	195,815
Westfield Financial, Inc.	53,000	405,450
WSFS Financial Corp.	63,000	1,815,030

		16,797,156

Trading Companies & Distributors - 1.96%
AeroCentury Corp.*	1,800	18,360
Aircastle, Ltd.	135,600	2,794,716
CAI International, Inc.*	37,100	373,968
General Finance Corp.*+	158,064	584,837
Houston Wire & Cable Co.	24,000	152,160
Kaman Corp.	10,500	376,425
Rush Enterprises, Inc., Class A*	73,600	1,781,120
TAL International Group, Inc.	7,000	95,690
Titan Machinery, Inc.*	30,500	350,140

20	Quarterly Report | September 30, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2015 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (continued)
Veritiv Corp.*		5,733	$213,497
Willis Lease Finance Corp.*		50,950	828,447

			7,569,360

Wireless Telecommunication Services - 0.47%
Spok Holdings, Inc.		111,100	1,828,706

TOTAL COMMON STOCKS - 98.11%			378,627,220

(Cost $335,023,581)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc.*		8,501	4,336

TOTAL WARRANTS - 0.00%			4,336

(Cost $70,770)

Rate^		Shares	Value

MONEY MARKET FUND - 2.91%
Dreyfus Cash Management Fund	0.04%	11,219,187	11,219,187

TOTAL MONEY MARKET FUND - 2.91%			11,219,187

(Cost $11,219,187)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.00%
Dreyfus Cash Management Fund**	0.04%	11,573,878	11,573,878

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.00%			11,573,878

(Cost $11,573,878)

TOTAL INVESTMENTS - 104.02%			$401,424,621
(Cost $357,887,416)
Liabilities in Excess of Other Assets - (4.02%)			(15,507,903)

NET ASSETS - 100.00%			$385,916,718

*    Non-income producing security.

**   This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2015.

^    Rate disclosed as of September 30, 2015.

+    This security or a portion of the security is out on loan as of September 30, 2015. Total loaned securities had a value of $11,387,597 as of September 30, 2015.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$378,627,220	$—	$—	$378,627,220
Warrants	4,336	—	—	4,336
Money Market Fund	—	11,219,187	—	11,219,187
Investments Purchased with Cash Proceeds from Securities Lending	—	11,573,878	—	11,573,878

TOTAL	$378,631,556	$22,793,065	$—	$401,424,621

See Notes to Schedule of Investments.

www.bridgeway.com	21

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of September 30, 2015 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2015, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical assets

22	Quarterly Report | September 30, 2015 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Dreyfus Cash Management Fund, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2015 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2015, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

www.bridgeway.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2015 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2015, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 81,709,446	$ 70,073,148
Gross depreciation (excess of tax cost over value)	(41,822,823)	(26,542,340)
Net unrealized appreciation	$ 39,886,623	$ 43,530,808
Cost of investments for income tax purposes	$ 439,154,974	$ 357,893,813

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals and basis adjustments on passive foreign investment companies (PFICs) and business development companies.

24	Quarterly Report | September 30, 2015 (Unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Bridgeway Funds, Inc.

By (Signature and Title)*       /s/ John N. R. Montgomery

                                                 John N. R. Montgomery, President and Principal Executive Officer

                                                 (principal executive officer)

Date      November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ John N. R. Montgomery

                                                 John N. R. Montgomery, President and Principal Executive Officer

                                                 (principal executive officer)

Date      November 20, 2015

By (Signature and Title)*       /s/ Linda G. Giuffré

                                                 Linda G. Giuffré, Treasurer and Principal Financial Officer

                                                 (principal financial officer)

Date      November 20, 2015

* Print the name and title of each signing officer under his or her signature.